UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4279

Advantus Series Fund, Inc.
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota			55101-2098
(Address of principal executive offices)			(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

ITEM 1.  REPORT TO STOCKHOLDERS.

Filed herewith.

Discover Value.

Semi-Annual Report
Advantus Series Fund, Inc.

Offered in Minnesota Life Insurance Company and
Securian Life Insurance Company Variable Products

June 30, 2010

Equities

Index 400 Mid-Cap Portfolio

Index 500 Portfolio

Real Estate Securities Portfolio

Fixed Income

International Bond Portfolio

Bond Portfolio

Mortgage Securities Portfolio

Money Market

Money Market Portfolio

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(This page has been left blank intentionally.)

Bond Portfolio

Portfolio Objective

The Bond Portfolio seeks as high a level of long-term total return as is consistent with prudent investment risk. Preservation of capital is a secondary objective. The Bond Portfolio invests primarily in long-term, fixed income, high quality debt instruments. The risks incurred by investing in debt instruments include, but are not limited to, reinvestment of prepaid debt obligations at lower rates of return, and the inability to reinvest at higher interest rates when debt obligations are prepaid more slowly than expected. In addition, the net asset value of the Bond Portfolio may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Portfolio's performance for the six-month period ended June 30, 2010, for each class of shares offered was as follows:

Class 1	6.78 percent*
Class 2	6.65 percent*

The Portfolio's benchmark, the Barclays Capital U.S. Aggregate Bond Index**, returned 5.33 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Barclays Capital U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

Money Market Portfolio

Portfolio Objective

The Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the preservation of capital. It invests in short-term money market instruments and other debt securities that mature within 397 days in the case of securities in the national rating agencies' highest short-term rating categories, and that mature within 45 days in the case of securities in the national rating agencies' second highest short-term rating categories.

Investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in the Portfolio.

Performance Update

The Portfolio's performance for the six-month period ended June 30, 2010 was 0.00 percent*. The Portfolio's benchmark, the Three-Month Treasury Bill Index, returned 0.06 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government or any other agency, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. Shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

+Effective October 29, 2009, the Board of Directors of the Fund approved an Amended and Restated Net Investment Income Maintenance Agreement among the Fund (on behalf of the Money Market Portfolio), Advantus Capital Management, Inc. ("Advantus Capital") and Securian Financial Services, Inc. ("Securian Financial"). Under such Agreement, Advantus Capital agrees to waive, reimburse or pay Money Market Portfolio expenses so that the Portfolio's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Advantus Capital and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Portfolio's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Portfolio unless Advantus Capital or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Portfolio. In addition, the right of Advantus Capital and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Portfolio would cause the Portfolio's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Portfolio's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Portfolio cannot cause the Portfolio's expense ratio to exceed 1.25%. As of June 30, 2010, Advantus Capital and Securian Financial have collectively waived $299,940 pursuant to the Agreement. If Advantus Capital and Securian Financial exercise their rights to be paid such waived amounts, the Portfolio's future yield will be negatively affected for an indefinite period.

Mortgage Securities Portfolio

Portfolio Objective

The Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk. The Mortgage Securities Portfolio will invest primarily in mortgage-related securities. The risks incurred by investing in mortgage-related securities include, but are not limited to, reinvestment of prepaid loans at low rates of return, and the inability to reinvest at higher interest rates when mortgages are prepaid more slowly than expected. In addition, the net asset value of the Mortgage Securities Portfolio may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Portfolio's performance for the six-month period ended June 30, 2010, for each class of shares offered was as follows:

Class 1	5.44 percent*
Class 2	5.31 percent*

The Portfolio's benchmark, the Barclays Capital U.S. Mortgage Backed Securities Index**, returned 4.46 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Barclays Capital U.S. Mortgage Backed Securities Index is an unmanaged benchmark composite which includes all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA).

Index 500 Portfolio

Portfolio Objective

The Index 500 Portfolio+ seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's Corporation 500 Composite Stock Index (S&P 500)+. It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. The risks incurred by investing in the Index 500 Portfolio include, but are not limited to, the risk that the Portfolio may not be able to replicate the performance of the S&P 500, and the risk of declines in the equity markets generally.

Performance Update

The Portfolio's performance for the six-month period ended June 30, 2010, for each class of shares offered was as follows:

Class 1	-6.73 percent*
Class 2	-6.85 percent*

The Portfolio's benchmark, the Standard & Poor's 500 Index**, returned -6.65 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

+"Standard & Poor's®", "S&P®", "S&P 500®", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Series Fund, Inc.-Index 500 Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The S&P 500 Index is a broad, unmanaged index of 500 large cap common stocks which together represent 75% of the total U.S. stock market.

International Bond Portfolio

Portfolio Objective

The International Bond Portfolio seeks to maximize current income consistent with protection of principal. The Portfolio pursues its objective by investing primarily in debt securities issued by issuers located anywhere in the world. While Advantus Capital Management, Inc. acts as the investment adviser for the Portfolio, Franklin Advisers, Inc. provides investment advice to the International Bond Portfolio under a sub-advisory agreement. Investment risks associated with international investing in addition to other risks include currency fluctuations, political and economic instability, and differences in accounting standards when investing in foreign markets.

Performance Update

The Portfolio's performance for the six-month period ended June 30, 2010, for each class of shares offered was as follows:

Class 1	5.05 percent*
Class 2	4.92 percent*

The Portfolio's benchmark, the Citigroup World Government Bond Index**, and a related secondary index, the Citigroup Non-U.S. World Government Bond Index,*** returned -1.04 percent and -3.34 percent, respectively, for the same period.

Country Diversification (shown as a percentage of net assets)

Currency Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Citigroup World Government Bond Index is a market capitalization weighted index consisting of the government bond markets from twenty-three countries. Country eligibility is determined based upon market capitalization and investability criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. Government securities typically exclude floating or variable rate bonds, U.S./Canadian savings bonds and private placements. Each bond must have a minimum rating of BBB-/Baa3 by S&P or Moody's.

***The Citigroup Non-U.S. World Government Bond Index is a market value-weighted index of government debt securities issued by eleven different nations: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain and the United Kingdom. The goal of the index is to include all fixed-rate institutionally traded bonds issued by the above governments. The minimum maturity is one year, and the minimum outstanding must be at least $25 million U.S. dollars. Also included in the index are zero-coupon renewable securities. Floating rate and private placement issues are excluded from the index. Returns are available in both U.S. dollars and local currency terms.

Index 400 Mid-Cap Portfolio

Portfolio Objective

The Index 400 Mid-Cap Portfolio seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's 400 MidCap Index (S&P 400)+. It is designed to provide an economical and convenient means of maintaining a diversified Portfolio in this equity security area as part of an over-all investment strategy. The risks incurred by investing in the Index 400 Mid-Cap Portfolio include, but are not limited to, the risk that the Portfolio may not be able to replicate the performance of the S&P 400, and the risk of declines in the market for mid-cap stocks or in the equity markets generally.

Performance Update

The Portfolio's performance for the six-month period ended June 30, 2010, for each class of shares offered was as follows:

Class 1	-1.51 percent*
Class 2	-1.64 percent*

The Portfolio's benchmark, the Standard and Poor's MidCap 400 Index** returned -1.36 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**S&P 400 MidCap Index consists of 400 domestic stocks chosen for market size (median market capitalization of about $610 million), liquidity and industry group representation. It is a market-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value.

+"Standard & Poor's®", "S&P®", "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Series Fund, Inc.-Index 400 Mid-Cap Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

Real Estate Securities Portfolio

Portfolio Objective

The Real Estate Securities Portfolio seeks above-average income and long-term growth of capital. The Portfolio intends to pursue its objective by investing primarily in equity securities of companies in the real estate and real estate-related industries. Investment risks associated with investing in the Real Estate Securities Portfolio, in addition to other risks, include rental income fluctuations, depreciation, property tax value changes, and differences in real estate market value.

Performance Update

The Portfolio's performance for the six-month period ended June 30, 2010, for each class of shares offered was as follows:

Class 1	5.78 percent*
Class 2	5.65 percent*

The Portfolio's benchmark, the Wilshire Real Estate Securities Index**, returned 5.40 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Wilshire Real Estate Securities Index is a market capitalization-weighted index of equity securities whose primary business is equity ownership of commercial real estate (REITS).

Bond Portfolio
Investments in Securities

June 30, 2010
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (98.7%)
Government Obligations (52.1%)
Other Government Obligation (1.5%)
Provincial or Local Government Obligation (1.5%)
$5,450,000	Province of Ontario Canada (j)	2.700%	06/16/15	$5,496,559
U.S. Government Agencies and Obligations (50.6%)
Federal Deposit Insurance Corporation (FDIC) (7.2%)
1,420,000	Bank of America NA	1.700%	12/23/10	1,428,859
2,785,000	Citibank NA (i)	0.294%	07/12/11	2,788,434
4,000,000	Citibank NA (i)	0.683%	03/30/11	4,006,220
3,475,000	General Electric Capital Corp.	1.625%	01/07/11	3,496,198
455,000	General Electric Capital Corp.	3.000%	12/09/11	470,016
5,220,000	HSBC USA, Inc.	3.125%	12/16/11	5,406,777
5,465,000	JPMorgan Chase & Co.	2.625%	12/01/10	5,515,327
1,740,000	Sovereign Bank	2.750%	01/17/12	1,798,156
1,650,000	The Goldman Sachs Group, Inc. (i)	5.150%	01/15/14	1,727,610
				26,637,597
Federal Home Loan Mortgage Corporation (FHLMC) (10.6%)
1,330,000		4.875%	11/15/13	1,486,509
1,026,289	(b)	5.000%	04/01/35	1,088,390
552,790		5.000%	08/01/35	586,240
1,934,489	(b)	5.000%	11/01/35	2,051,546
1,580,422		5.000%	11/01/39	1,674,078
1,474,484		5.000%	03/01/40	1,561,862
1,480,880		5.000%	03/01/40	1,568,638
1,977,400		5.000%	03/01/40	2,094,582
1,980,450		5.000%	03/01/40	2,097,812
1,496,501		5.000%	04/01/40	1,585,184
337,791	(b)	5.500%	12/01/17	367,121
662,449	(b)	5.500%	06/01/20	718,291
1,006,545		5.500%	10/01/20	1,091,394
751,549		5.500%	11/01/23	814,818
1,173,302	(b)	5.500%	05/01/34	1,281,401
1,920,873	(b)	5.500%	05/01/34	2,086,945
1,481,185	(b)	5.500%	10/01/34	1,598,733
1,215,144		5.500%	07/01/35	1,308,444
1,289,268	(b)	5.500%	07/01/35	1,388,260
2,377,839	(b)	5.500%	10/01/35	2,581,217
2,924,010		5.500%	12/01/38	3,141,501
1,814,079	(b)	6.000%	11/01/33	1,995,034
231,835	(b)	6.500%	09/01/32	260,246
1,638,699		6.500%	06/01/36	1,805,488
1,314,695	(b)	7.000%	12/01/37	1,463,970
1,745,000		3.342%	12/25/19	1,783,821
				39,481,525
Federal National Mortgage Association (FNMA) (17.2%)
500,000	(c)	4.500%	07/01/20	527,422
1,125,000		4.750%	12/15/10	1,149,075

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
$140,829		5.000%	05/01/18	$152,465
289,355		5.000%	06/01/18	312,116
627,249		5.000%	07/01/18	679,041
964,741		5.000%	07/01/23	1,030,115
511,290		5.000%	11/01/33	543,747
223,695		5.000%	05/01/34	237,721
2,635,912		5.000%	12/01/34	2,803,237
1,450,076	(b)	5.000%	08/01/35	1,539,180
906,976		5.000%	04/01/38	961,098
974,243		5.000%	12/01/39	1,032,281
445,894		5.500%	01/01/17	482,715
95,052		5.500%	09/01/17	103,737
391,227		5.500%	02/01/18	426,584
743,199		5.500%	03/01/18	805,500
655,000	(c)	5.500%	07/01/19	707,502
370,284		5.500%	04/01/33	399,583
2,102,177	(b)	5.500%	04/01/33	2,287,895
433,173		5.500%	05/01/33	467,177
908,298		5.500%	05/01/33	988,542
842,414		5.500%	10/01/33	908,544
588,164	(b)	5.500%	12/01/33	639,988
307,404		5.500%	01/01/34	331,535
920,163		5.500%	01/01/34	992,396
629,790		5.500%	02/01/34	685,228
552,116		5.500%	03/01/34	594,595
1,297,928		5.500%	03/01/34	1,410,129
266,780		5.500%	04/01/34	287,305
1,325,318		5.500%	04/01/34	1,427,285
276,640		5.500%	04/01/34	297,924
1,890,865		5.500%	04/01/34	2,065,188
248,328		5.500%	09/01/34	270,031
1,074,152	(b)	5.500%	02/01/35	1,156,795
1,774,196		5.500%	04/01/35	1,909,035
913,827		5.500%	06/01/35	983,278
1,400,613	(b)	5.500%	08/01/35	1,511,436
1,301,089		5.500%	10/01/35	1,402,618
1,035,076		5.500%	11/01/35	1,113,742
947,110		5.500%	12/01/39	1,018,001
500,494	(b)	6.000%	09/01/17	546,940
612,044		6.000%	08/01/23	666,219
650,056		6.000%	10/01/32	729,849
764,569	(b)	6.000%	10/01/32	848,709
960,530		6.000%	11/01/32	1,073,563
1,145,449		6.000%	03/01/33	1,264,806
159,191		6.000%	04/01/33	175,344
698,352		6.000%	12/01/33	769,213
1,000,000	(c)	6.000%	07/01/34	1,084,531
663,817		6.000%	01/01/36	723,706
612,936		6.000%	07/01/37	665,936
848,214		6.000%	08/01/37	921,558

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
$1,074,060		6.000%	09/01/37	$1,166,933
1,944,224		6.000%	07/01/38	2,111,124
958,507		6.000%	10/01/38	1,043,185
1,143,478		6.000%	12/01/38	1,242,353
315,054		6.500%	12/01/31	352,404
104,082	(b)	6.500%	02/01/32	117,234
531,285		6.500%	04/01/32	594,271
221,749		6.500%	05/01/32	251,499
443,576		6.500%	07/01/32	496,182
596,375		6.500%	08/01/32	674,082
1,596,838	(b)	6.500%	09/01/32	1,798,704
137,164		6.500%	09/01/32	153,970
307,050		6.500%	09/01/32	348,271
492,008		6.500%	10/01/32	558,056
932,089		6.500%	11/01/36	1,023,754
624,275	(b)	6.500%	08/01/37	684,693
261,109		6.500%	08/01/37	286,788
1,012,267		6.500%	11/01/37	1,110,235
1,062,951		6.500%	11/01/39	1,165,492
334,481		7.000%	07/01/31	378,779
50,035		7.000%	09/01/31	57,064
452,414		7.000%	09/01/31	515,750
541,504		7.000%	11/01/31	617,222
137,151		7.000%	02/01/32	155,290
78,516		7.000%	03/01/32	89,214
306,186		7.000%	07/01/32	351,398
347,181		7.500%	04/01/31	395,869
80,619		7.500%	05/01/31	91,911
				63,943,887
Government National Mortgage Association (GNMA) (2.4%)
22,454,959	(g) (i)	0.784%	06/17/45	692,116
500,000		4.408%	01/16/25	511,532
1,595,000	(c)	5.000%	07/01/34	1,698,924
78,850		5.000%	12/15/39	84,212
1,987,268		5.000%	01/15/40	2,122,402
1,392,693		5.500%	07/15/38	1,507,286
1,006,235		5.500%	10/15/38	1,089,029
21,162		8.500%	10/15/22	24,440
1,000,000	(m)	2.629%	09/16/33	1,018,203
				8,748,144
U.S. Treasury (13.2%)
13,300,000	U.S. Treasury Bond	4.625%	02/15/40	14,950,025
7,115,000	U.S. Treasury Bond (d)	5.375%	02/15/31	8,753,670
1,246,277	U.S. Treasury Inflation-Indexed Notes (h)	1.875%	07/15/13	1,318,229
4,880,000	U.S. Treasury Note	0.625%	06/30/12	4,880,390
4,535,000	U.S. Treasury Note	1.125%	06/15/13	4,553,049
1,035,000	U.S. Treasury Note	1.875%	06/30/15	1,038,962
2,620,000	U.S. Treasury Note	2.500%	06/30/17	2,631,462

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
$930,000	U.S. Treasury Note	3.250%	06/30/16	$986,309
9,605,000	U.S. Treasury Note	3.500%	05/15/20	10,052,209
				49,164,305
	Total government obligations (cost: $185,115,965)			193,472,017
Asset-Backed Securities (6.8%)
184,198	Associates Manufactured Housing Pass Through Ctfs (i)	7.725%	06/15/28	186,039
1,295,000	Capital Auto Receivables Asset Trust	5.310%	06/15/12	1,316,084
1,745,000	Citibank Omni Master Trust - 144A Issue (e)	4.900%	11/15/18	1,847,505
354,977	Conseco Financial Corp.	6.400%	10/15/18	358,324
1,755,000	Countryplace Manufactured Housing Contract Trust - 144A Issue (f) (i) (m)	5.200%	12/15/35	1,068,906
895,878	Countrywide Asset-Backed Certificates (i)	5.962%	03/25/34	295,640
2,360,421	Countrywide Asset-Backed Certificates (i)	5.934%	05/25/37	1,133,886
487,518	Credit-Based Asset Servicing and Securitization LLC - 144A Issue (e) (k)	6.240%	10/25/36	482,028
935,000	Credit-Based Asset Servicing and Securitization LLC - 144A Issue (e) (k)	6.250%	10/25/36	998,506
2,275,000	Flagstar Home Equity Loan Trust - 144A Issue (e) (k)	5.997%	01/25/35	771,209
3,100,000	Ford Credit Auto Lease Trust - 144A Issue (e)	1.040%	03/15/13	3,103,056
700,000	Ford Credit Auto Owner Trust	2.790%	08/15/13	713,126
435,000	Ford Credit Auto Owner Trust - 144A Issue (f)	7.050%	12/15/13	464,042
1,480,000	GE Capital Credit Card Master Note Trust	4.470%	03/15/20	1,550,495
2,165,000	GE Capital Credit Card Master Note Trust	3.690%	07/15/15	2,250,070
1,692,715	GMAC Mortgage Corp. Loan Trust (b) (k)	6.088%	10/25/36	894,558
3,095,000	GMAC Mortgage Corp. Loan Trust (b) (i)	5.952%	08/25/37	1,556,124
700,000	Harley-Davidson Motorcycle Trust	1.160%	10/15/12	700,787
3,297,000	JPMorgan Mortgage Acquisition Corp. (k)	6.337%	08/25/36	1,650,983
345,155	JPMorgan Auto Receivables Trust - 144A Issue (f)	7.090%	02/15/14	345,952
132,325	National Collegiate Trust (m)	7.240%	09/20/14	47,009
1,500,000	Origen Manufactured Housing (i)	5.700%	01/15/35	1,580,492
680,312	Origen Manufactured Housing (i)	5.730%	11/15/35	679,927
754,645	Origen Manufactured Housing (i)	5.860%	06/15/36	714,107
440,000	Origen Manufactured Housing	5.605%	05/15/22	454,969
	Total asset-backed securities (cost: $32,903,335)			25,163,824
Other Mortgage-Backed Securities (9.6%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (1.9%)
1,504,795	Banc of America Alternative Loan Trust (i)	5.666%	11/25/35	182,023
742,081	Banc of America Alternative Loan Trust (i)	5.666%	11/25/35	53,776
1,587,325	Banc of America Alternative Loan Trust (i)	5.793%	01/25/36	140,753
601,069	Banc of America Alternative Loan Trust (i)	5.793%	01/25/36	300
565,625	Banc of America Alternative Loan Trust (f) (i)	6.267%	11/25/46	283
887,514	Banc of America Mortgage Securities, Inc.	6.000%	03/25/37	66,366
644,268	Banc of America Mortgage Securities, Inc.	6.000%	03/25/37	32,152
57,000	BHN I Mortgage Fund - 144A Issue (f) (j) (l) (m)	7.916%	07/25/09	—
92,489	BlackRock Capital Finance LP - 144A Issue (e) (m)	7.750%	09/25/26	18,223
1,699,796	Citimortgage Alternative Loan Trust	6.250%	07/25/37	275,493
921,536	Global Mortgage Securitization Ltd. (b) (j)	5.250%	04/25/32	692,984

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities—continued
$508,222	Global Mortgage Securitization Ltd. - 144A Issue (f) (j)	5.250%	11/25/32	$398,687
1,175,263	Global Mortgage Securitization Ltd. - 144A Issue (f) (j)	5.250%	11/25/32	901,050
1,338,060	JP Morgan Mortgage Trust (i)	3.367%	11/25/33	817,462
1,101,383	JP Morgan Mortgage Trust (i)	5.635%	04/25/37	960,614
77,273	Mellon Residential Funding Corp.	6.750%	06/25/28	73,904
2,043,359	RESI Finance LP - 144A Issue (f) (i) (j) (m)	1.750%	09/10/35	1,276,141
1,878,050	Residential Accredit Loans, Inc.	5.750%	05/25/33	1,373,619
				7,263,830
Commercial Mortgage-Backed Securities (7.7%)
301,188	Asset Securitization Corp. (g) (i)	8.621%	08/13/29	40,532
2,445,000	Asset Securitization Corp. (i)	7.674%	02/14/43	2,589,442
5,118,973	Asset Securitization Corp. - 144A Issue (e) (g) (i)	1.469%	10/13/26	72,125
1,786,911	Bear Stearns Commercial Mortgage Securities	4.320%	02/13/46	1,807,997
576,358	Carey Commercial Mortgage Trust – 144A Issue (e)	5.970%	09/20/19	586,364
3,605,000	Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue (f) (i)	5.805%	01/15/46	3,085,670
290,000	Commercial Mortgage Pass Through Certificates - 144A Issue (e) (i)	5.756%	02/05/19	237,296
1,000,000	Credit Suisse First Boston Mortgage Securities Corp.	4.691%	04/15/37	1,015,053
160,949	FFCA Secured Lending Corp. - 144A Issue (b) (e)	6.940%	09/18/25	156,879
865,000	GE Capital Commercial Mortgage Corp. - 144A Issue (e) (i)	6.039%	08/11/36	834,997
1,115,000	GE Capital Commercial Mortgage Corp. - 144A Issue (b) (e) (i)	6.314%	08/11/36	1,036,944
1,352,000	GMAC Commercial Mortgage Securities, Inc. - 144A Issue (b) (e) (i)	5.310%	05/10/36	1,029,093
2,287,657	Hometown Commercial Mortgage - 144A Issue (f)	5.506%	11/11/38	927,834
2,125,908	Hometown Commercial Mortgage - 144A Issue (f)	6.057%	06/11/39	709,755
2,165,000	JP Morgan Chase Commercial Mortgage Securities Corp. - 144A Issue (e)	5.633%	12/05/27	2,368,659
919,072	JPMorgan Chase Commercial Mortgage Securities Corp.	4.625%	03/15/46	937,035
11,305,098	JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue (f) (g)	2.253%	12/05/27	1,536,496
1,000,000	LB-UBS Commercial Mortgage Trust	4.547%	08/15/29	1,008,130
1,480,000	LB-UBS Commercial Mortgage Trust - 144A Issue (e)	6.647%	07/14/16	1,516,941
2,409,343	Morgan Stanley Capital I (i)	5.812%	04/12/49	2,442,080
10,681,705	Multi Security Asset Trust - 144A Issue (f)(g)	1.150%	11/28/35	160,226
615,000	Multi Security Asset Trust - 144A Issue (f)	5.880%	11/28/35	153,750
925,000	Multi Security Asset Trust - 144A Issue (f)	5.880%	11/28/35	55,500
1,595,000	OBP Depositor LLC Trust (e) (m)	4.646%	07/15/45	1,599,984

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities—continued
$2,515,000	Timberstar Trust - 144A Issue (e)	6.208%	10/15/36	$2,557,853
				28,466,635
	Total other mortgage-backed securities (cost: $49,990,357)			35,730,465
Corporate Obligations (30.2%)
Basic Materials (.4%)
Agricultural Products (.4%)
1,245,000	Cargill, Inc. - 144A Issue (e)	5.200%	01/22/13	1,340,767
Capital Goods (2.7%)
Containers — Metal/Glass (.3%)
1,100,000	Ball Corp.	7.125%	09/01/16	1,150,875
Electronics — Military (.6%)
2,310,000	L-3 Communications Corp.	5.875%	01/15/15	2,281,125
Manufacturing (1.8%)
2,155,000	Roper Industries, Inc.	6.250%	09/01/19	2,389,149
755,000	Tyco International Finance SA (j)	4.125%	10/15/14	801,433
1,225,000	Tyco International Finance SA (j)	8.500%	01/15/19	1,583,564
1,740,000	Valmont Industries, Inc.	6.625%	04/20/20	1,783,143
				6,557,289
Communication Services (1.1%)
Broadcasting (.6%)
2,000,000	COX Communications, Inc.	7.125%	10/01/12	2,222,226
Communications Equipment (.5%)
1,605,000	New Communications Holdings, Inc. - 144A Issue (e)	7.875%	04/15/15	1,617,037
320,000	New Communications Holdings, Inc. - 144A Issue (e)	8.250%	04/15/17	321,200
				1,938,237
Consumer Staples (3.1%)
Beverage (1.1%)
3,550,000	SABMiller PLC - 144A Issue (e) (j)	5.500%	08/15/13	3,883,682
Entertainment (.5%)
1,610,000	Time Warner Cable, Inc.	7.500%	04/01/14	1,870,653
Tobacco (1.5%)
2,800,000	Altria Group, Inc.	9.700%	11/10/18	3,545,864
845,000	Reynolds American, Inc.	7.250%	06/01/12	908,493
1,015,000	Reynolds American, Inc.	7.625%	06/01/16	1,151,141
				5,605,498
Energy (5.9%)
Oil & Gas (.3%)
450,000	Valero Energy Corp.	4.500%	02/01/15	462,398
675,000	Valero Energy Corp.	6.125%	06/15/17	716,849
				1,179,247

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Energy—continued
Oil and Gas Services (.4%)
$1,340,000	Smith International, Inc.	8.625%	03/15/14	$1,591,416
Oil Company — Integrated (1.6%)
3,100,000	Shell International Finance BV (j)	3.100%	06/28/15	3,147,973
2,605,000	Total Capital SA	4.450%	06/24/20	2,659,046
				5,807,019
Pipelines (3.6%)
865,000	El Paso Corp.	7.250%	06/01/18	867,331
1,440,000	El Paso Pipeline Partners Operating Co. LLC	6.500%	04/01/20	1,470,731
2,110,000	Energy Transfer Partners LP	9.700%	03/15/19	2,549,420
605,000	Enterprise Products Operating LLC	3.700%	06/01/15	612,017
1,280,000	Kinder Morgan Energy Partners LP	9.000%	02/01/19	1,593,247
2,000,000	NuStar Logistics LP	7.650%	04/15/18	2,305,420
3,315,000	Sunoco Logistics Partners Operations LP	6.850%	02/15/40	3,314,662
700,000	Williams Partners LP / Williams Partners Finance Corp.	7.250%	02/01/17	794,653
				13,507,481
Financial (12.2%)
Banks (2.9%)
2,070,000	Bank of America Corp.	4.500%	04/01/15	2,092,192
1,440,000	Bank of America Corp.	7.375%	05/15/14	1,613,896
990,000	Citigroup, Inc.	6.500%	08/19/13	1,054,525
2,215,000	Morgan Stanley	6.000%	05/13/14	2,346,983
1,835,000	Morgan Stanley	6.250%	08/28/17	1,865,527
1,835,000	The Goldman Sachs Group, Inc.	6.150%	04/01/18	1,922,194
				10,895,317
Commercial Banks Non-U.S. (.9%)
3,150,000	Canadian Imperial Bank of Commerce/Canada - 144A Issue (e) (j)	2.000%	02/04/13	3,185,031
Finance — Diversified (.8%)
2,000,000	Allied Capital Corp. (f)	6.625%	07/15/11	2,020,192
805,000	Discover Financial Services	6.450%	06/12/17	812,417
				2,832,609
Insurance (3.4%)
1,945,000	Liberty Mutual Group, Inc. - 144A Issue (f)	7.800%	03/15/37	1,594,900
2,858,000	OneBeacon US Holdings, Inc. (f)	5.875%	05/15/13	2,994,292
2,050,000	StanCorp Financial Group, Inc. (f)	6.875%	10/01/12	2,201,175
1,000,000	StanCorp Financial Group, Inc. (f) (i)	6.900%	06/01/67	842,910
1,710,000	Symetra Financial Corp. - 144A Issue (f)	6.125%	04/01/16	1,720,544
1,050,000	Symetra Financial Corp. - 144A Issue (f) (i)	8.300%	10/15/37	882,000
1,680,000	Unum Group	7.125%	09/30/16	1,845,900
470,000	XL Capital Finance Europe PLC (j)	6.500%	01/15/12	491,863
				12,573,584

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
Investment Bankers/Brokers (1.7%)
$1,815,000	Jefferies Group, Inc.	6.250%	01/15/36	$1,624,514
985,000	Jefferies Group, Inc.	6.450%	06/08/27	927,977
1,700,000	Merrill Lynch & Co., Inc.	6.875%	04/25/18	1,813,528
1,815,000	The Goldman Sachs Group, Inc.	0.617%	03/15/11	1,818,189
				6,184,208
Real Estate Investment Trust (.2%)
800,000	WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC - 144A Issue (e) (j)	4.375%	11/15/10	808,684
Real Estate Investment Trust — Health Care (.8%)
1,585,000	Healthcare Realty Trust, Inc.	5.125%	04/01/14	1,647,332
1,290,000	Nationwide Health Properties, Inc.	6.250%	02/01/13	1,385,550
				3,032,882
Real Estate Investment Trust — Mortgage (.5%)
1,780,000	Dexus Property Group - 144A Issue (f) (j)	7.125%	10/15/14	1,938,418
Real Estate Investment Trust — Office (.5%)
1,625,000	Mack-Cali Realty LP	7.750%	08/15/19	1,909,572
Real Estate Investment Trust — Retail (.5%)
1,580,000	WEA Finance LLC / WT Finance Aust Pty Ltd. - 144A Issue (e)	7.500%	06/02/14	1,790,557
Health Care (2.3%)
Drugs (.7%)
2,350,000	Medco Health Solutions, Inc.	7.125%	03/15/18	2,807,470
Medical Products/Supplies (1.2%)
2,085,000	Bio-Rad Laboratories, Inc.	6.125%	12/15/14	2,095,425
880,000	Boston Scientific Corp.	5.450%	06/15/14	902,147
1,255,000	Laboratory Corp. of America Holdings	5.500%	02/01/13	1,353,880
				4,351,452
Medical-Biomedical/Genetics (.4%)
1,445,000	Genzyme Corp. - 144A Issue (e)	3.625%	06/15/15	1,461,626
Technology (1.3%)
Computer Networking (.2%)
780,000	Cisco Systems, Inc.	5.500%	01/15/40	817,526
Computer Services & Software (1.1%)
2,275,000	CA, Inc.	5.375%	12/01/19	2,411,821
1,505,000	Intuit, Inc.	5.750%	03/15/17	1,653,345
				4,065,166
Transportation (1.1%)
Airlines (.6%)
2,056,245	United Air Lines, Inc.	10.400%	11/01/16	2,210,464
Transport — Rail (.5%)
1,830,000	BNSF Funding Trust I	6.613%	12/15/55	1,743,075

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Utilities (.1%)
Electric Companies (.1%)
$440,000	Columbus Southern Power Co.	0.937%	03/16/12	$439,237
	Total corporate obligations (cost: $106,883,917)			111,982,393
	Total long-term debt securities (cost: $374,893,574)			366,348,699

Shares
Short-Term Securities (2.4%)
Investment Companies (2.4%)
2,307,936	Dreyfus Treasury Cash Management Fund, current rate 0.000%	2,307,936
3,000,000	JPMorgan U.S. Government Money Market Fund, current rate 0.050%	3,000,000
3,746,592	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.010%	3,746,592
	Total short-term securities (cost: $9,054,528)	9,054,528
	Total investments in securities (cost: $383,948,102) (n)	$375,403,227
	Liabilities in excess of cash and other assets (-1.1%)	(4,029,551)
	Total net assets (100.0%)	$371,373,676

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Security pledged as collateral for when-issued purchase commitment outstanding as of June 30, 2010.

(c)  At June 30, 2010 the total cost of investments issued on a when-issued or forward commitment basis was $3,994,594.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2010, securities with an aggregate market value of $492,125 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
2 Year U.S. Treasury Note	September 2010	32	Long	$29,880	$—
5 Year U.S. Treasury Note	September 2010	150	Long	252,563	—
10 Year U.S. Treasury Note	September 2010	14	Short	—	31,771
30 Year U.S. Treasury Bond	September 2010	15	Long	8,381	—
		211		$290,824	$31,771

(e)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

(f)  Represents ownership in an illiquid security. (See note 5 of the Notes to Financial Statements.) Information concerning the illiquid securities held at June 30, 2010, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
Allied Capital Corp.	07/20/06	$1,999,800
BHN I Mortgage Fund - 144A Issue*	Various	69,529
Banc of America Alternative Loan Trust	11/1/06	521,788
Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue*	02/28/06	3,562,579
Countryplace Manufactured Housing Contract Trust - 144A Issue*	06/29/05	1,754,843
Dexus Property Group - 144A Issue*	09/28/09	1,772,560
Ford Credit Auto Owner Trust - 144A Issue*	06/19/07	434,921
Global Mortgage Securitization Ltd. - 144A Issue*	11/24/04	505,739
Global Mortgage Securitization Ltd. - 144A Issue*	11/24/04	1,163,358
Hometown Commercial Mortgage - 144A Issue*	11/28/06	2,310,498
Hometown Commercial Mortgage - 144A Issue*	06/7/07	2,123,156
JPMorgan Auto Receivables Trust - 144A Issue*	11/7/07	335,448
JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue*	03/22/10	1,534,136
Liberty Mutual Group, Inc. - 144A Issue*	02/28/07	1,941,129
Multi Security Asset Trust - 144A Issue*	02/24/05	433,954
Multi Security Asset Trust - 144A Issue*	02/24/05	617,349
Multi Security Asset Trust - 144A Issue*	02/24/05	903,891
OneBeacon US Holdings, Inc.	Various	2,846,601
RESI Finance LP - 144A Issue*	05/27/09	893,970
StanCorp Financial Group, Inc.	05/23/07	2,038,704
StanCorp Financial Group, Inc.	05/23/07	998,069
Symetra Financial Corp. - 144A Issue*	Various	1,705,572
Symetra Financial Corp. - 144A Issue*	10/04/07	1,048,572
		$31,516,166

*  A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

(g)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(h)  U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i)  Variable rate security.

(j)  The Portfolio held 6.6% of net assets in foreign securities at June 30, 2010.

(k)  Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.

(l)  Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(m)  These securities are being fair-valued according to procedures approved by the Board of Directors.

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

(n)  At June 30, 2010 the cost of securities for federal income tax purposes was $384,046,755. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$16,807,716
Gross unrealized depreciation	(25,451,244)
Net unrealized depreciation	$(8,643,528)

See accompanying notes to financial statements.

Money Market Portfolio
Investments in Securities

June 30, 2010
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Rate	Maturity	Market Value(a)
Commercial Paper (22.4%)
Basic Materials (.4%)
Electrical Equipment (.4%)
$500,000	Emerson Electric Company (b)	0.430%	07/12/10	$499,969
Consumer Staples (8.2%)
Beverage (2.9%)
1,500,000	Coca-Cola Co. (b)	0.350%	08/23/10	1,499,382
2,000,000	Coca-Cola Co. (b)	0.540%	09/01/10	1,998,967
				3,498,349
Food (2.1%)
500,000	Nestle SA (b)	0.290%	08/13/10	499,881
500,000	Nestle SA (b)	0.400%	07/13/10	499,965
1,500,000	Nestle SA (b)	0.630%	12/22/10	1,496,882
				2,496,728
Personal Care (3.2%)
3,000,000	Procter & Gamble International (b) (c)	0.290%	07/09/10	2,999,827
750,000	Procter & Gamble International (b) (c)	0.310%	07/02/10	749,995
				3,749,822
Financial (4.7%)
Auto Finance (3.0%)
1,000,000	American Honda Finance	0.380%	07/13/10	999,910
1,000,000	American Honda Finance	0.410%	07/19/10	999,865
1,500,000	American Honda Finance	0.530%	09/02/10	1,499,134
				3,498,909
Investment Bankers/Brokers (1.7%)
2,000,000	Goldman Sachs & Co.	0.380%	07/12/10	1,999,859
Health Care (4.2%)
Drugs (1.7%)
2,000,000	Abbott Laboratories (b)	0.290%	07/07/10	1,999,933
Health Care Diversified (2.5%)
2,000,000	Johnson & Johnson (b)	0.590%	09/30/10	1,999,141
1,000,000	Johnson & Johnson (b)	0.630%	09/30/10	999,570
				2,998,711
Technology (4.9%)
Aerospace/Defense (2.3%)
2,000,000	Honeywell International (b)	0.610%	09/28/10	1,998,368
750,000	Honeywell International (b)	0.800%	12/20/10	748,316
				2,746,684
Computer Hardware (2.6%)
2,000,000	Hewlett-Packard Co. (b)	0.410%	07/20/10	1,999,831
1,000,000	Hewlett-Packard Co. (b)	0.460%	07/23/10	999,909
				2,999,740
	Total commercial paper (cost: $26,488,704)			26,488,704

See accompanying notes to financial statements.

Money Market Portfolio
Investments in Securities – continued

Principal		Rate	Maturity	Market Value(a)
Corporate Bonds & Notes (22.9%)
Capital Goods (3.3%)
Manufacturing (3.3%)
$3,880,000	3M Co. - 144A Issue (d) (e)	5.610%	12/12/10	$3,971,338
Communication Services (3.1%)
Cellular Telephone (3.1%)
3,500,000	New Cingular Wireless Services, Inc.	7.875%	03/01/11	3,662,188
Financial (10.5%)
Banks (6.3%)
3,160,000	JPMorgan Chase & Co. (d)	1.036%	12/02/10	3,167,829
3,235,000	Morgan Stanley (d)	0.554%	01/18/11	3,235,040
1,080,000	Wells Fargo & Co. (d)	0.394%	01/12/11	1,080,013
				7,482,882
Diversified Financial Services (4.2%)
3,160,000	Citigroup Funding, Inc. (d)	0.438%	07/30/10	3,160,470
865,000	John Deere Capital Corp. (d)	0.960%	08/19/10	865,587
935,000	John Deere Capital Corp. (d)	1.004%	01/18/11	938,557
				4,964,614
Health Care (6.0%)
Drugs (1.4%)
1,660,000	Pfizer, Inc. (d)	2.487%	03/15/11	1,683,587
Insurance (4.6%)
2,100,000	MassMutual Global Funding II - 144A Issue (d) (e)	0.305%	04/21/11	2,100,000
3,295,000	New York Life Global Funding - 144A Issue (d) (e) (f)	0.346%	04/01/11	3,295,000
				5,395,000
	Total corporate bonds & notes (cost: $27,159,609)			27,159,609
U.S. Government Obligations (48.6%)
Discount Notes (31.3%)
1,500,000	Federal Home Loan Mortgage Corp.	0.130%	08/30/10	1,499,700
2,250,000	Federal Home Loan Mortgage Corp.	0.150%	09/09/10	2,249,212
1,500,000	Federal Home Loan Mortgage Corp.	0.160%	08/26/10	1,499,580
2,000,000	Federal Home Loan Mortgage Corp.	0.160%	08/31/10	1,999,593
1,250,000	Federal Home Loan Mortgage Corp.	0.160%	09/08/10	1,249,712
2,625,000	Federal Home Loan Mortgage Corp.	0.190%	07/06/10	2,624,938
1,000,000	Federal Home Loan Mortgage Corp.	0.190%	07/12/10	999,948
1,700,000	Federal Home Loan Mortgage Corp.	0.200%	07/14/10	1,699,896
2,000,000	Federal Home Loan Mortgage Corp.	0.200%	08/10/10	1,999,600
1,436,000	Federal Home Loan Mortgage Corp.	0.210%	07/28/10	1,435,806
2,500,000	Federal Home Loan Mortgage Corp.	0.210%	08/09/10	2,499,485
2,000,000	Federal National Mortgage Assoc.	0.110%	08/18/10	1,999,707
2,500,000	Federal National Mortgage Assoc.	0.160%	09/15/10	2,499,208
2,250,000	Federal National Mortgage Assoc.	0.170%	08/02/10	2,249,640
700,000	Federal National Mortgage Assoc.	0.180%	08/03/10	699,885
1,500,000	Federal National Mortgage Assoc.	0.180%	08/04/10	1,499,717
1,801,000	Federal National Mortgage Assoc.	0.180%	09/13/10	1,800,482
2,250,000	Federal National Mortgage Assoc.	0.180%	09/20/10	2,249,114

See accompanying notes to financial statements.

Money Market Portfolio
Investments in Securities – continued

Principal		Rate	Maturity	Market Value(a)
Discount Notes—continued
$1,000,000	Federal National Mortgage Assoc.	0.190%	07/16/10	$999,925
2,035,000	Federal National Mortgage Assoc.	0.190%	07/21/10	2,034,808
1,250,000	Federal National Mortgage Assoc.	0.210%	08/11/10	1,249,730
				37,039,686
U.S. Treasury (17.3%)
600,000	U.S. Treasury Bills	0.090%	08/05/10	599,953
2,750,000	U.S. Treasury Bills	0.120%	07/08/10	2,749,933
2,500,000	U.S. Treasury Bills	0.130%	08/05/10	2,499,734
2,000,000	U.S. Treasury Bills	0.140%	08/12/10	1,999,744
3,500,000	U.S. Treasury Bills	0.160%	07/22/10	3,499,693
2,500,000	U.S. Treasury Bills	0.170%	07/01/10	2,500,000
2,625,000	U.S. Treasury Bills	0.170%	07/15/10	2,624,842
3,000,000	U.S. Treasury Bills	0.170%	07/29/10	2,999,628
1,000,000	U.S. Treasury Bills	0.180%	08/19/10	999,782
				20,473,309
	Total U.S. government obligations (cost: $57,512,995)			57,512,995
Other Short-Term Investments (3.8%)
Asset-Backed Securities (3.8%)
284,991	Ally Auto Receivables Trust - 144A Issue (e)	0.305%	11/15/10	284,991
336,615	Bank of America Auto Trust - 144A Issue (e)	0.262%	02/15/11	336,615
1,140,000	Bank of America NA (d)	0.718%	12/23/10	1,141,607
78,093	CNH Equipment Trust	0.421%	12/03/10	78,093
692,150	Ford Credit Auto Lease Trust - 144A Issue (e)	0.283%	02/15/11	692,150
263,761	Harley-Davidson Motorcycle Trust	0.286%	12/15/10	263,761
905,689	Nissan Auto Lease Trust	0.561%	06/15/11	905,689
817,247	World Omni Auto Receivables Trust	0.233%	02/15/11	817,247
	Total other short-term investments (cost: $4,520,153)			4,520,153

Shares
Investment Companies (1.8%)
1,850,000	Federated Government Obligations Fund, current rate 0.040%	1,850,000
298,676	Wells Fargo & Company , current rate 0.010%	298,676
	Total investment companies (cost: $2,148,676)	2,148,676
	Total investments in securities (cost: $117,830,137) (g)	$117,830,137
	Liabilities in excess of cash and other assets (.5%)	545,451
	Total net assets (100.0%)	$118,375,588

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 17.7% of the Portfolio's net assets as of June 30, 2010.

(c)  The Portfolio held 3.2% of net assets in foreign securities at June 30, 2010.

(d)  Variable rate security.

See accompanying notes to financial statements.

Money Market Portfolio
Investments in Securities – continued

(e)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)  These securities are being fair-valued according to procedures approved by the Board of Directors.

(g)  Also represents the cost of securities for federal income tax purposes at June 30, 2010.

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities

June 30, 2010
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (95.7%)
Government Obligations (80.2%)
U.S. Government Agencies and Obligations (80.2%)
Federal Home Loan Mortgage Corporation (FHLMC) (13.6%)
$1,750,000	(b)	4.500%	07/01/39	$1,812,344
494,735		5.000%	03/01/23	524,439
334,817		5.000%	05/01/29	355,874
608,362		5.000%	08/01/35	645,174
805,137	(c)	5.000%	11/01/35	853,856
1,939,168		5.000%	11/01/39	2,054,084
491,495		5.000%	03/01/40	520,621
493,627		5.000%	03/01/40	522,879
441,632	(c)	5.500%	06/01/20	478,861
485,214		5.500%	10/01/20	526,116
751,549		5.500%	11/01/23	814,818
485,000	(b)	5.500%	07/01/25	523,497
276,632	(c)	5.500%	05/01/34	302,119
449,327	(c)	5.500%	05/01/34	488,174
500,000	(b)	5.500%	07/01/35	536,484
538,921	(c)	6.000%	09/01/22	585,887
939,091	(c)	6.000%	11/01/33	1,032,765
880,000	(b)	6.000%	07/01/37	955,074
232,872		6.500%	11/01/32	259,048
1,429,555	(c)	5.000%	04/15/17	1,473,689
464,062		6.250%	12/15/23	508,655
309,829		5.000%	05/15/31	319,748
				16,094,206
Federal National Mortgage Association (FNMA) (52.7%)
1,476,304	(k)	3.140%	08/23/40	1,530,537
492,244		3.500%	06/25/33	498,415
394,747		4.500%	11/01/23	417,503
1,000,000	(b)	4.500%	07/01/40	1,036,406
400,000		4.750%	12/15/10	408,560
1,771,573	(c)	5.000%	11/01/33	1,884,031
1,219,507		5.000%	03/01/34	1,295,968
1,946,839		5.000%	03/01/34	2,068,902
422,157		5.000%	05/01/34	448,626
415,795		5.000%	12/01/34	442,189
909,910		5.000%	07/01/35	966,959
1,320,247		5.000%	07/01/35	1,403,024
882,762		5.000%	07/01/35	938,799
940,998		5.000%	06/01/39	997,056
842,720		5.000%	12/01/39	892,923
547,207		5.500%	08/01/23	592,450
607,225		5.500%	02/01/24	657,431
1,501,555	(c)	5.500%	04/01/33	1,634,211
336,423		5.500%	04/01/33	363,043
391,681		5.500%	05/01/33	422,428
213,577		5.500%	05/01/33	230,343

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
$309,092		5.500%	05/01/33	$336,400
1,684,829	(c)	5.500%	10/01/33	1,817,088
278,266		5.500%	01/01/34	300,110
138,176		5.500%	01/01/34	149,023
248,722		5.500%	02/01/34	268,247
2,332,577	(c)	5.500%	03/01/34	2,541,034
1,890,865	(c)	5.500%	04/01/34	2,065,188
708,913		5.500%	04/01/34	763,455
358,633		5.500%	04/01/34	386,225
164,557		5.500%	05/01/34	177,218
827,760		5.500%	09/01/34	900,105
604,970		5.500%	10/01/34	651,515
827,743		5.500%	01/01/35	891,427
496,678		5.500%	02/01/35	539,826
537,076		5.500%	02/01/35	578,397
125,905		5.500%	06/01/35	135,474
592,266		5.500%	08/01/35	639,129
218,634		5.500%	10/01/35	238,351
1,723,931	(c)	5.500%	09/01/36	1,856,565
156,122		5.500%	05/01/38	167,808
115,205		6.000%	09/01/32	129,440
1,017,499		6.000%	10/01/32	1,129,474
268,989		6.000%	10/01/32	302,006
833,518	(c)	6.000%	11/01/32	931,604
136,000		6.000%	11/01/32	152,661
321,958		6.000%	03/01/33	360,772
753,585		6.000%	03/01/33	832,109
401,567		6.000%	04/01/33	442,313
334,234		6.000%	12/01/33	368,149
443,544		6.000%	08/01/34	486,609
231,956		6.000%	09/01/34	254,478
102,122		6.000%	11/01/34	112,037
1,243,399		6.000%	12/01/34	1,364,126
245,694		6.000%	11/01/36	267,399
1,859,198		6.000%	01/01/37	2,023,447
414,633		6.000%	07/01/37	450,486
848,214		6.000%	08/01/37	921,558
727,613		6.000%	09/01/37	790,528
396,765		6.000%	12/01/37	431,072
666,387		6.000%	07/01/38	723,592
695,518		6.000%	12/01/38	755,658
252,600		6.500%	02/01/32	282,550
197,594		6.500%	02/01/32	222,555
428,707		6.500%	02/01/32	482,878
326,162		6.500%	04/01/32	364,829
158,392		6.500%	05/01/32	179,642
848,156		6.500%	07/01/32	948,744
291,580		6.500%	07/01/32	330,719
19,001		6.500%	09/01/32	21,214
79,309		6.500%	09/01/34	88,026

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
$52,232		6.500%	11/01/34	$57,973
568,555		6.500%	03/01/35	634,774
287,035		6.500%	02/01/36	316,160
438,353		6.500%	06/01/36	481,463
168,633		6.500%	08/01/37	185,217
1,005,809	(c)	6.500%	09/01/37	1,103,152
448,682		7.000%	09/01/31	511,716
53,088		7.000%	11/01/31	60,512
292,489		7.000%	02/01/32	333,404
53,216	(c)	7.000%	07/01/32	60,874
70,829	(c)	7.000%	10/01/37	78,775
59,612		7.000%	10/01/37	66,300
116,440		7.500%	04/01/31	132,769
2,490,000	(b)	4.500%	07/02/20	2,626,562
82,958		4.500%	04/01/21	88,242
987,051		4.500%	04/01/25	1,042,833
661,899		5.000%	05/01/18	716,587
379,189	(c)	5.000%	10/01/20	407,244
371,578		5.500%	01/01/17	402,262
422,948		5.500%	02/01/18	461,172
938,289	(c)	5.500%	03/01/18	1,016,944
605,000	(b)	5.500%	07/01/19	653,494
283,647		6.500%	11/01/23	308,428
				62,429,921
Government National Mortgage Association (GNMA) (12.9%)
15,694,172	(d) (e)	0.784%	06/17/45	483,732
500,000		4.408%	01/16/25	511,532
500,000	(b)	4.500%	07/01/40	520,781
618,148	(c)	5.000%	05/15/33	664,432
4,765,000	(b)	5.000%	07/01/34	5,075,468
216,839		5.000%	12/15/39	231,584
2,980,902		5.000%	01/15/40	3,183,603
728,738	(c)	5.500%	07/15/38	788,700
530,033		5.500%	10/15/38	573,645
4,914,429	(d) (e)	0.675%	07/16/40	107,577
12,858,885	(d) (e)	0.023%	03/16/42	17,631
7,319,978	(d) (e)	0.756%	03/16/34	157,800
385,500		4.385%	08/16/30	391,873
564,271	(c)	4.287%	01/16/30	575,571
2,000,000	(k)	2.629%	09/16/33	2,036,406
				15,320,335
U.S. Treasury (.9%)
1,000,000	U.S. Treasury Note	1.875%	06/30/15	1,003,828
Vendee Mortgage Trust (.1%)
104,999	Vendee Mortgage Trust	7.793%	02/15/25	123,209
	Total government obligations (cost: $92,241,745)			94,971,499

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Asset-Backed Securities (6.7%)
$332,594	ABFS Mortgage Loan Trust (f)	7.490%	12/25/31	$169,670
75,683	BankAmerica Manufactured Housing Contract Trust (d)	7.015%	01/10/28	76,076
1,513,032	BankAmerica Manufactured Housing Contract Trust (c)	7.800%	10/10/26	1,528,957
500,000	Capital One Prime Auto Receivables Trust	5.050%	06/15/13	502,735
595,000	Citibank Omni Master Trust - 144A Issue (g)	4.900%	11/15/18	629,952
147,539	Conseco Financial Corp.	8.300%	11/15/19	149,991
20,381	Conseco Financial Corp. (d)	7.950%	08/15/25	20,433
1,080,000	Countryplace Manufactured Housing Contract Trust - 144A Issue (d) (h) (k)	4.800%	12/15/35	841,725
51,015	Credit-Based Asset Servicing and Securitization LLC (f)	5.109%	05/25/35	50,756
835,745	Credit-Based Asset Servicing and Securitization LLC - 144A Issue (c) (f) (g)	5.970%	10/25/36	849,330
875,000	Flagstar Home Equity Loan Trust - 144A Issue (f) (g)	5.997%	01/25/35	296,619
220,000	Ford Credit Auto Owner Trust - 144A Issue (h)	7.050%	12/15/13	234,688
166,726	GS Auto Loan Trust	5.380%	01/15/14	167,018
598,020	Origen Manufactured Housing	4.750%	08/15/21	600,953
515,000	Origen Manufactured Housing	5.605%	05/15/22	532,521
550,000	Origen Manufactured Housing	5.910%	01/15/37	592,925
369,908	Residential Asset Mortgage Products, Inc. (f)	5.597%	12/25/33	206,366
471,257	Residential Asset Mortgage Products, Inc. (d)	5.145%	01/25/35	168,554
101,480	Structured Asset Securities Corp. (f)	6.290%	11/25/32	67,151
231,222	Vanderbilt Mortgage Finance (d)	6.555%	03/07/23	234,420
	Total asset-backed securities (cost: $9,286,393)			7,920,840
Other Mortgage-Backed Securities (8.8%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (5.5%)
587,881	Banc of America Alternative Loan Trust (d)	6.201%	05/25/46	3,821
1,219,027	Banc of America Funding Corp. (c)	6.500%	07/20/32	1,008,409
396,685	Bear Stearns Mortgage Securities, Inc. (k)	8.000%	11/25/29	401,024
10,000	BHN I Mortgage Fund - 144A Issue (d) (h) (i) (j) (k)	1.797%	03/25/11	50
425	BHN I Mortgage Fund - 144A Issue (h) (i) (j) (k)	7.540%	05/31/17	—
50,980	BHN I Mortgage Fund - 144A Issue (h) (i) (j) (k)	7.916%	07/25/09	—
882,206	BlackRock Capital Finance LP - 144A Issue (g) (k)	7.750%	09/25/26	173,822
591,434	Global Mortgage Securitization Ltd. (j)	5.250%	04/25/32	444,751
433,260	Global Mortgage Securitization Ltd. (d) (j)	5.409%	04/25/32	183,823
444,694	Global Mortgage Securitization Ltd. - 144A Issue (h) (j)	5.250%	11/25/32	348,851
952,916	Global Mortgage Securitization Ltd. - 144A Issue (h) (j)	5.250%	11/25/32	730,581
333,028	JPMorgan Mortgage Trust (d)	3.367%	11/25/33	247,169
928,288	JPMorgan Mortgage Trust	6.104%	08/25/36	4,626
965,425	JPMorgan Mortgage Trust (d)	3.966%	07/25/35	45,515
147,852	Morgan Stanley Dean Witter Capital I (d)	6.491%	04/25/17	116,568
75,662	Prudential Home Mortgage Securities - 144A Issue (g)	7.900%	04/28/22	61,371
25,130	Prudential Home Mortgage Securities - 144A Issue (g)	7.900%	04/28/22	24,073

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities—continued
$13,154	Prudential Home Mortgage Securities - 144A Issue (d) (g)	8.000%	09/28/24	$8,989
642,587	RESI Finance LP - 144A Issue (d) (h) (j) (k)	1.743%	09/10/35	401,316
1,269,680	Residential Accredit Loans, Inc.	5.750%	06/25/33	820,789
76,173	Residential Accredit Loans, Inc. - 144A Issue (g)	6.250%	03/25/14	62,547
1,065,000	Structured Adjustable Rate Mortgage Loan Trust (d)	5.400%	11/25/35	158,470
20,461	Structured Asset Mortgage Investments, Inc. (d)	5.107%	04/30/30	13,442
13,243	Structured Asset Mortgage Investments, Inc. (d)	5.107%	04/30/30	8,455
716,760	Structured Asset Securities Corp.	5.250%	08/25/33	461,759
1,982,750	Structured Asset Securities Corp. (f)	6.000%	06/25/34	774,313
				6,504,534
Commercial Mortgage-Backed Securities (3.3%)
713,032	Asset Securitization Corp. (e) (h) (k)	2.433%	08/13/27	95,960
1,074,132	Asset Securitization Corp. (d) (e)	8.621%	08/13/29	144,549
6,593,879	Asset Securitization Corp. - 144A Issue (d) (e) (g)	1.464%	10/13/26	92,906
297,475	Carey Commercial Mortgage Trust (g)	5.970%	09/20/19	302,639
450,000	Commercial Mortgage Pass Through Certificates - 144A Issue (d) (g)	5.570%	02/05/19	368,218
69,425	GMAC Commercial Mortgage Sec. (h) (k)	5.940%	07/01/13	72,516
1,211,818	Hometown Commercial Mortgage - 144A Issue (h)	5.506%	11/11/38	491,493
188,850	JPMorgan Chase Commercial Mortgage Securities Corp.	4.625%	03/15/46	192,542
3,755,103	JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue (d) (e) (h)	2.004%	12/05/27	510,363
515,000	LB-UBS Commercial Mortgage Trust - 144A Issue (g)	6.647%	07/14/16	527,854
500,000	Merrill Lynch Mortgage Trust	4.893%	11/12/35	507,961
392,776	Morgan Stanley Capital I	4.690%	06/13/41	394,776
9,039,163	Multi Security Asset Trust - 144A Issue (d) (e) (h)	1.150%	11/28/35	135,587
330,000	Multi Security Asset Trust - 144A Issue (d) (h)	5.880%	11/28/35	82,500
660,000	Multi Security Asset Trust - 144A Issue (d) (h)	5.880%	11/28/35	39,600
				3,959,464
	Total other mortgage-backed securities (cost: $21,416,618)			10,463,998
	Total long-term debt securities (cost: $122,944,756)			113,356,337
Shares
Short-Term Securities (17.8%)
Investment Companies (17.8%)

536,108	Dreyfus Treasury Cash Management Fund, current rate 0.000%	536,108
8,500,000	Federated Government Obligations Fund, current rate 0.040%	8,500,000
12,000,000	JPMorgan U.S. Government Money Market Fund, current rate 0.050%	12,000,000
	Total short-term securities (cost: $21,036,108)	21,036,108
	Total investments in securities (cost: $143,980,864) (l)	$134,392,445
	Liabilities in excess of cash and other assets (-13.5%)	(15,937,688)
	Total net assets (100.0%)	$118,454,757

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  At June 30, 2010 the total cost of investments issued on a when-issued or forward commitment basis was $13,644,266.

(c)  Security pledged as collateral for when-issued purchase commitment outstanding as of June 30, 2010.

(d)  Variable rate security.

(e)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(f)  Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.

(g)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(h)  Represents ownership in an illiquid security. (See note 5 of the Notes to Financial Statements.) Information concerning the illiquid securities held at June 30, 2010, which includes cost and acquisition date, is as follows:

Acquisition Security:	Acquisition Date	Cost
Asset Securitization Corp.†	Various	$67,898
BHN I Mortgage Fund - 144A Issue*	5/18/00	374
BHN I Mortgage Fund - 144A Issue*	9/6/02	1,078
BHN I Mortgage Fund - 144A Issue*	Various	61,062
Countryplace Manufactured Housing Contract Trust - 144A Issue*	6/29/05	1,079,864
Ford Credit Auto Owner Trust - 144A Issue*	6/19/07	219,960
GMAC Commercial Mortgage Sec.†	Various	78,757
Global Mortgage Securitization Ltd. - 144A Issue*	11/24/04	442,521
Global Mortgage Securitization Ltd. - 144A Issue*	11/24/04	943,263
Hometown Commercial Mortgage - 144A Issue*	11/28/06	1,231,236
JPMorgan Chase Commercial Mortgage Securities Corp. - 144A Issue*	3/22/10	509,578
Multi Security Asset Trust - 144A Issue*	2/24/05	367,225
Multi Security Asset Trust - 144A Issue*	2/24/05	331,260
Multi Security Asset Trust - 144A Issue*	2/24/05	644,938
RESI Finance LP - 144A Issue*	6/01/06	680,919
		$6,659,935

*  A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

†  Represents a private placement security.

(i)  Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(j)  The Portfolio held 1.8% of net assets in foreign securities at June 30, 2010.

(k)  These securities are being fair-valued according to procedures approved by the Board of Directors.

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

(l)  At June 30, 2010 the cost of securities for federal income tax purposes was $144,070,180. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$4,079,394
Gross unrealized depreciation	(13,757,129)
Net unrealized depreciation	$(9,677,735)

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities

June 30, 2010
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Shares		Market Value(a)
Common Stocks (97.4%)
Basic Materials (3.2%)
Chemicals (1.5%)
8,784	Air Products & Chemicals, Inc.	$569,291
3,510	Airgas, Inc.	218,322
2,920	CF Industries Holdings, Inc.	185,274
2,995	Eastman Chemical Co.	159,813
9,653	Ecolab, Inc.	433,516
37,478	EI du Pont de Nemours & Co.	1,296,364
3,010	FMC Corp.	172,864
3,277	International Flavors & Fragrances, Inc.	139,010
6,880	PPG Industries, Inc.	415,621
12,656	Praxair, Inc.	961,730
5,021	Sigma-Aldrich Corp.	250,197
47,772	The Dow Chemical Co.	1,133,152
		5,935,154
Construction (.1%)
5,305	Vulcan Materials Co.	232,518
Containers — Metal/Glass (.0%)
6,823	Owens-Illinois, Inc. (b)	180,468
Iron and Steel (.3%)
4,505	AK Steel Holding Corp.	53,700
4,050	Allegheny Technologies, Inc.	178,969
5,594	Cliffs Natural Resources, Inc.	263,813
13,035	Nucor Corp.	498,980
5,931	United States Steel Corp.	228,640
		1,224,102
Mining (.7%)
42,234	Alcoa, Inc.	424,874
19,513	Freeport-McMoRan Copper & Gold, Inc.	1,153,804
20,323	Newmont Mining Corp.	1,254,742
3,418	Titanium Metals Corp. (b)	60,122
		2,893,542
Paper and Forest (.6%)
4,454	Bemis Co., Inc.	120,258
18,059	International Paper Co.	408,675
17,124	Kimberly-Clark Corp.	1,038,228

Shares		Market Value(a)
Basic Materials—continued
7,067	MeadWestvaco Corp.	$156,887
6,718	Plum Creek Timber Co., Inc.	231,973
8,753	Weyerhaeuser Co.	308,106
		2,264,127
Capital Goods (7.6%)
Aerospace & Defense (2.2%)
15,956	General Dynamics Corp.	934,383
5,161	Goodrich Corp.	341,916
4,788	L-3 Communications Holdings, Inc.	339,182
12,891	Lockheed Martin Corp.	960,380
12,459	Northrop Grumman Corp.	678,268
15,763	Raytheon Co.	762,772
6,478	Rockwell Collins, Inc.	344,176
31,398	The Boeing Co.	1,970,224
38,597	United Technologies Corp.	2,505,331
		8,836,632
Containers — Metal/Glass (.1%)
3,819	Ball Corp.	201,758
Electrical Equipment (2.0%)
31,155	Emerson Electric Co.	1,361,162
441,631	General Electric Co.	6,368,319
5,591	Molex, Inc.	101,980
		7,831,461
Engineering/Construction (.6%)
25,967	Caterpillar, Inc.	1,559,838
7,393	Fluor Corp.	314,203
5,210	Jacobs Engineering Group, Inc. (b)	189,852
8,720	Quanta Services, Inc. (b)	180,068
		2,243,961
Machinery (.4%)
17,573	Deere & Co.	978,465
2,373	Flowserve Corp.	201,230
3,900	Roper Industries, Inc.	218,244
		1,397,939
Manufacturing (1.9%)
29,496	3M Co.	2,329,889
8,297	Cummins, Inc.	540,384
21,755	Danaher Corp.	807,546
7,715	Dover Corp.	322,410

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Capital Goods—continued
6,947	Eaton Corp.	$454,612
31,693	Honeywell International, Inc.	1,236,978
16,005	Illinois Tool Works, Inc.	660,686
7,567	ITT Corp.	339,910
6,125	Leggett & Platt, Inc.	122,867
4,795	Pall Corp.	164,804
6,627	Parker Hannifin Corp.	367,533
6,552	Sealed Air Corp.	129,205
11,305	Textron, Inc.	191,846
		7,668,670
Metal Fabrication (.1%)
5,866	Precision Castparts Corp.	603,729
Waste Management (.3%)
13,425	Republic Services, Inc.	399,125
3,472	Stericycle, Inc. (b)	227,694
19,980	Waste Management, Inc.	625,174
		1,251,993
Communication Services (5.3%)
Broadcasting (.9%)
28,126	CBS Corp. - Class B	363,669
116,715	Comcast Corp. - Class A (b) (c)	2,027,339
37,592	The DIRECTV Group, Inc. - Class A (b)	1,275,121
		3,666,129
Computer Services & Software (.1%)
7,782	Red Hat, Inc. (b)	225,211
7,549	VeriSign, Inc. (b)	200,426
		425,637
Media (.1%)
11,760	Discovery Communications, Inc. (b)	419,950
Publishing (.1%)
3,667	Scripps Networks Interactive, Inc. - Class A	147,927
Service (.1%)
4,728	Salesforce.com, Inc. (b)	405,757

Shares		Market Value(a)
Communication Services—continued
Telecommunication (1.3%)
16,688	American Tower Corp. - Class A (b)	$742,616
64,560	Corning, Inc.	1,042,644
5,371	Harris Corp.	223,702
9,263	JDS Uniphase Corp. (b)	91,148
10,811	MetroPCS Communications, Inc. (b)	88,542
96,135	Motorola, Inc. (b)	626,800
67,853	QUALCOMM, Inc.	2,228,293
15,936	Tellabs, Inc.	101,831
		5,145,576
Telephone (2.7%)
244,424	AT&T, Inc.	5,912,617
12,426	CenturyTel, Inc.	413,910
12,919	Frontier Communications Corp.	91,854
61,764	Qwest Communications International, Inc.	324,261
123,309	Sprint Nextel Corp. (b)	522,830
116,927	Verizon Communications, Inc.	3,276,295
19,983	Windstream Corp.	211,020
		10,752,787
Consumer Cyclical (8.6%)
Auto (.6%)
140,912	Ford Motor Co. (b)	1,420,393
27,826	Johnson Controls, Inc.	747,685
10,048	The Goodyear Tire & Rubber Co. (b)	99,877
		2,267,955
Building Materials (.0%)
14,837	Masco Corp.	159,646
Distribution Durables (.2%)
5,428	Fastenal Co.	272,431
6,568	Genuine Parts Co.	259,108
2,586	WW Grainger, Inc.	257,178
		788,717
Entertainment (.1%)
12,330	International Game Technology	193,581
2,857	Wynn Resorts Ltd.	217,903
		411,484

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Cyclical—continued
Hardware and Tools (.1%)
2,338	Snap-On, Inc.	$95,648
6,628	Stanley Black & Decker, Inc.	334,846
		430,494
Home Builders (.1%)
11,450	DR Horton, Inc.	112,553
6,654	Lennar Corp. - Class A	92,557
13,135	Pulte Homes, Inc. (b)	108,758
		313,868
Housewares (.1%)
3,102	Whirlpool Corp.	272,418
Leisure (.3%)
17,907	Carnival Corp.	541,508
9,739	Harley-Davidson, Inc.	216,498
5,406	Hasbro, Inc.	222,186
15,087	Mattel, Inc.	319,241
		1,299,433
Lodging — Hotel (.2%)
10,582	Marriott International, Inc. - Class A	316,825
7,850	Starwood Hotels & Resorts Worldwide, Inc.	325,225
7,393	Wyndham Worldwide Corp.	148,895
		790,945
Photography/Imagery (.0%)
11,113	Eastman Kodak Co. (b)	48,230
Publishing (.5%)
9,843	Gannett Co., Inc.	132,487
1,456	Meredith Corp.	45,325
93,228	News Corp. - Class A	1,115,007
13,050	The McGraw-Hill Cos., Inc.	367,227
4,810	The New York Times Co. - Class A (b)	41,607
280	The Washington Post Co. - Class B	114,934
		1,816,587
Retail (5.5%)
3,634	Abercrombie & Fitch Co. - Class A	111,527
14,195	Amazon.com, Inc. (b)	1,550,946
3,687	AutoNation, Inc. (b)	71,897

Shares		Market Value(a)
Consumer Cyclical—continued
1,198	AutoZone, Inc. (b)	$231,478
10,890	Bed Bath & Beyond, Inc. (b)	403,801
14,310	Best Buy Co., Inc.	484,537
3,326	Big Lots, Inc. (b)	106,731
9,079	CarMax, Inc. (b)	180,672
18,241	Costco Wholesale Corp.	1,000,154
56,292	CVS Caremark Corp.	1,650,481
5,587	Family Dollar Stores, Inc.	210,574
6,321	GameStop Corp. - Class A (b)	118,772
69,507	Home Depot, Inc.	1,951,061
9,771	JC Penney Co., Inc.	209,881
12,737	Kohl's Corp. (b)	605,007
59,118	Lowe's Cos., Inc.	1,207,190
11,163	Ltd. Brands, Inc.	246,367
17,460	Macy's, Inc.	312,534
16,073	NIKE, Inc. - Class B	1,085,731
6,825	Nordstrom, Inc.	219,697
5,760	O'Reilly Automotive, Inc. (b)	273,946
11,396	Office Depot, Inc. (b)	46,040
2,718	Polo Ralph Lauren Corp.	198,305
5,096	RadioShack Corp.	99,423
5,068	Ross Stores, Inc.	270,074
2,063	Sears Holdings Corp. (b)	133,373
30,192	Staples, Inc.	575,158
30,464	Target Corp.	1,497,915
18,569	The Gap, Inc.	361,353
3,875	The Sherwin-Williams Co.	268,111
5,264	Tiffany & Co.	199,558
16,876	TJX Cos., Inc.	707,948
5,386	Urban Outfitters, Inc. (b)	185,225
85,931	Wal-Mart Stores, Inc.	4,130,703
40,472	Walgreen Co.	1,080,602
		21,986,772
Services (.6%)
47,034	eBay, Inc. (b)	922,337
8,576	Expedia, Inc.	161,057
20,240	Interpublic Group of Cos., Inc. (b)	144,311
5,157	Monster Worldwide, Inc. (b)	60,079
12,697	Omnicom Group, Inc.	435,507

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Cyclical—continued
2,032	priceline.com, Inc. (b)	$358,729
6,157	Robert Half International, Inc.	144,998
		2,227,018
Textiles (.2%)
5,392	Cintas Corp.	129,246
12,621	Coach, Inc.	461,298
3,644	VF Corp.	259,380
		849,924
Trucks and Parts (.1%)
15,094	PACCAR, Inc.	601,798
Consumer Staples (11.6%)
Agricultural Products (.4%)
26,599	Archer-Daniels-Midland Co.	686,786
22,567	Monsanto Co.	1,043,047
		1,729,833
Beverages (2.6%)
4,476	Brown-Forman Corp. - Class B	256,161
13,410	Coca-Cola Enterprises, Inc.	346,783
7,934	Constellation Brands, Inc. - Class A (b)	123,929
10,163	Dr Pepper Snapple Group, Inc.	379,995
6,526	Molson Coors Brewing Co. - Class B	276,441
66,710	PepsiCo, Inc.	4,065,974
95,431	The Coca-Cola Co.	4,783,002
		10,232,285
Entertainment (.9%)
81,015	The Walt Disney Co.	2,551,972
25,124	Viacom, Inc. - Class B	788,140
		3,340,112
Food (1.9%)
7,741	Campbell Soup Co.	277,360
18,430	ConAgra Foods, Inc.	429,788
7,473	Dean Foods Co. (b)	75,253
27,448	General Mills, Inc.	974,953
13,081	HJ Heinz Co.	565,361
2,830	Hormel Foods Corp.	114,558
10,550	Kellogg Co.	530,665
72,118	Kraft Foods, Inc. - Class A	2,019,304

Shares		Market Value(a)
Consumer Staples—continued
5,444	McCormick & Co., Inc.	$206,654
8,460	Mead Johnson Nutrition Co.	424,015
27,353	Sara Lee Corp.	385,677
24,471	Sysco Corp.	699,137
6,862	The Hershey Co.	328,896
4,911	The JM Smucker Co.	295,740
12,630	Tyson Foods, Inc. - Class A	207,006
		7,534,367
Household Products (.3%)
4,568	Avery Dennison Corp.	146,770
5,826	Clorox Co.	362,144
6,281	Fortune Brands, Inc.	246,090
11,507	Newell Rubbermaid, Inc.	168,462
5,420	Pactiv Corp. (b)	150,947
		1,074,413
Personal Care (2.4%)
17,720	Avon Products, Inc.	469,580
20,288	Colgate-Palmolive Co.	1,597,883
4,988	The Estee Lauder Cos., Inc. - Class A	277,981
119,127	The Procter & Gamble Co.	7,145,238
		9,490,682
Restaurants (1.2%)
5,759	Darden Restaurants, Inc.	223,737
44,500	McDonald's Corp.	2,931,215
30,820	Starbucks Corp.	748,926
19,335	Yum! Brands, Inc.	754,839
		4,658,717
Retail (.3%)
16,074	Safeway, Inc.	316,015
8,778	SUPERVALU, Inc.	95,153
26,730	The Kroger Co.	526,314
7,039	Whole Foods Market, Inc. (b)	253,545
		1,191,027
Services (.1%)
5,205	Apollo Group, Inc. - Class A (b)	221,056
2,526	DeVry, Inc.	132,590

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Staples—continued
8,527	RR Donnelley & Sons Co.	$139,587
		493,233
Tobacco (1.5%)
86,144	Altria Group, Inc.	1,726,326
6,323	Lorillard, Inc.	455,129
76,602	Philip Morris International, Inc.	3,511,436
6,985	Reynolds American, Inc.	364,058
		6,056,949
Energy (10.6%)
Alternate Source (.1%)
2,090	First Solar, Inc. (b)	237,905
Mining (.2%)
9,357	Consol Energy, Inc.	315,892
4,273	Massey Energy Co.	116,867
11,118	Peabody Energy Corp.	435,047
		867,806
Oil & Gas (8.3%)
20,465	Anadarko Petroleum Corp.	738,582
13,951	Apache Corp.	1,174,535
4,323	Cabot Oil & Gas Corp. - Class A	135,396
26,924	Chesapeake Energy Corp.	564,058
83,087	Chevron Corp.	5,638,284
61,564	ConocoPhillips	3,022,177
16,514	Denbury Resources, Inc. (b)	241,765
18,486	Devon Energy Corp.	1,126,167
10,472	EOG Resources, Inc.	1,030,131
211,462	Exxon Mobil Corp.	12,068,104
4,350	Helmerich & Payne, Inc.	158,862
12,088	Hess Corp.	608,510
29,348	Marathon Oil Corp.	912,429
7,917	Murphy Oil Corp.	392,287
11,797	Nabors Industries, Ltd. (b)	207,863
7,223	Noble Energy, Inc.	435,764
33,595	Occidental Petroleum Corp.	2,591,854
4,796	Pioneer Natural Resources Co.	285,122
6,594	Range Resources Corp.	264,749
4,698	Rowan Cos., Inc. (b)	103,074

Shares		Market Value(a)
Energy—continued
14,320	Southwestern Energy Co. (b)	$553,325
4,987	Sunoco, Inc.	173,398
23,390	Valero Energy Corp.	420,552
		32,846,988
Oil and Gas Services (1.5%)
17,747	Baker Hughes, Inc.	737,743
10,101	Cameron International Corp. (b)	328,484
2,896	Diamond Offshore Drilling, Inc.	180,102
5,030	FMC Technologies, Inc. (b)	264,880
37,446	Halliburton Co.	919,299
17,332	National Oilwell Varco, Inc.	573,169
49,340	Schlumberger, Ltd.	2,730,476
10,280	Smith International, Inc.	387,042
5,743	Tesoro Corp.	67,021
		6,188,216
Pipelines (.5%)
29,110	El Paso Corp.	323,412
5,951	EQT Corp.	215,069
7,213	Questar Corp.	328,120
26,803	Spectra Energy Corp.	537,936
24,168	The Williams Cos., Inc.	441,791
		1,846,328
Financial (16.8%)
Banks (5.2%)
415,010	Bank of America Corp.	5,963,694
28,628	BB&T Corp.	753,203
7,296	Comerica, Inc.	268,712
32,877	Fifth Third Bancorp	404,058
9,455	First Horizon National Corp. (b)	108,262
19,604	Hudson City Bancorp, Inc.	239,953
29,640	Huntington Bancshares, Inc.	164,206
36,366	KeyCorp	279,655
3,414	M&T Bank Corp.	290,019
21,809	Marshall & Ilsley Corp.	156,589
10,004	Northern Trust Corp.	467,187
15,501	People's United Financial, Inc.	209,263

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Financial—continued
21,768	PNC Financial Services Group, Inc.	$1,229,892
49,326	Regions Financial Corp.	324,565
20,753	State Street Corp.	701,866
20,677	SunTrust Banks, Inc.	481,774
50,173	The Bank of New York Mellon Corp.	1,238,771
79,291	US Bancorp	1,772,154
215,516	Wells Fargo & Co.	5,517,210
6,629	Zions BanCorp.	142,987
		20,714,020
Commercial Services (.3%)
5,164	Equifax, Inc.	144,902
13,618	H&R Block, Inc.	213,666
8,136	Moody's Corp.	162,069
13,305	Paychex, Inc.	345,531
8,165	Total System Services, Inc.	111,044
		977,212
Consumer Finance (.5%)
4,004	Mastercard, Inc. - Class A - Class A	798,918
18,696	Visa, Inc. - Class A	1,322,742
		2,121,660
Finance — Diversified (1.4%)
49,690	American Express Co.	1,972,693
10,579	Ameriprise Financial, Inc.	382,219
18,884	Capital One Financial Corp.	761,025
2,718	CME Group, Inc.	765,253
22,495	Discover Financial Services	314,480
3,583	Federated Investors, Inc. - Class B	74,204
3,040	IntercontinentalExchange, Inc. (b)	343,611
7,538	Janus Capital Group, Inc.	66,938
7,840	Leucadia National Corp. (b)	152,958
20,093	SLM Corp. (b)	208,766
6,029	The NASDAQ OMX Group, Inc. (b)	107,196
27,803	The Western Union Co.	414,543
		5,563,886

Shares		Market Value(a)
Financial—continued
Insurance (4.0%)
19,423	Aflac, Inc.	$828,779
5,534	American International Group, Inc. (b)	190,591
11,136	AON Corp.	413,368
4,626	Assurant, Inc.	160,522
68,475	Berkshire Hathaway, Inc. - Class B (b)	5,456,773
13,517	Chubb Corp.	675,985
11,424	CIGNA Corp.	354,829
6,741	Cincinnati Financial Corp.	174,390
20,230	Genworth Financial, Inc. - Class A (b)	264,406
18,370	Hartford Financial Services Group, Inc.	406,528
12,512	Lincoln National Corp.	303,916
14,541	Loews Corp.	484,361
22,326	Marsh & McLennan Cos., Inc.	503,451
33,925	MetLife, Inc.	1,281,008
13,225	Principal Financial Group, Inc.	309,994
19,276	Prudential Financial, Inc.	1,034,350
22,250	The Allstate Corp.	639,243
27,731	The Progressive Corp.	519,124
20,490	The Travelers Cos., Inc.	1,009,133
3,413	Torchmark Corp.	168,978
13,767	Unum Group	298,744
14,150	XL Capital, Ltd.	226,542
		15,705,015
Investment Bankers/Brokers (4.0%)
935,022	Citigroup, Inc. (b)	3,515,683
8,191	E*Trade Financial Corp. (b)	96,818
6,113	Franklin Resources, Inc.	526,880
19,304	Invesco, Ltd.	324,886
164,578	JPMorgan Chase & Co.	6,025,202
6,803	Legg Mason, Inc.	190,688
57,820	Morgan Stanley	1,342,002
10,737	T Rowe Price Group, Inc.	476,615
40,482	The Charles Schwab Corp.	574,035
21,294	The Goldman Sachs Group, Inc.	2,795,263
		15,868,072

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Financial—continued
Real Estate (.0%)
11,180	CB Richard Ellis Group, Inc. - Class A (b)	$152,160
Real Estate Investment Trust — Apartments (.2%)
4,741	Apartment Investment & Management Co. - Class A	91,833
3,479	AvalonBay Communities, Inc.	324,834
11,704	Equity Residential	487,355
		904,022
Real Estate Investment Trust — Diversified (.1%)
6,547	Vornado Realty Trust	477,604
Real Estate Investment Trust — Health Care (.2%)
12,159	HCP, Inc.	392,128
5,102	Health Care REIT, Inc.	214,896
6,451	Ventas, Inc.	302,874
		909,898
Real Estate Investment Trust — Hotels (.1%)
27,226	Host Hotels & Resorts, Inc.	367,007
Real Estate Investment Trust — Office (.1%)
5,751	Boston Properties, Inc.	410,276
Real Estate Investment Trust — Regional Mall (.3%)
12,107	Simon Property Group, Inc.	977,640
Real Estate Investment Trust — Self Storage (.1%)
5,620	Public Storage	494,054
Real Estate Investment Trust — Shopping (.1%)
16,778	Kimco Realty Corp.	225,496
Real Estate Investment Trust — Warehouse-Industrial (.1%)
19,713	ProLogis	199,693
Special Services (.1%)
10,796	NYSE Euronext	298,294

Shares		Market Value(a)
Health Care (11.3%)
Biotechnology (1.2%)
39,625	Amgen, Inc. (b)	$2,084,275
11,044	Biogen Idec, Inc. (b)	524,038
19,064	Celgene Corp. (b)	968,832
11,039	Genzyme Corp. (b)	560,450
7,582	Life Technologies Corp. (b)	358,250
2,318	Millipore Corp. (b)	247,215
		4,743,060
Drugs (5.5%)
63,849	Abbott Laboratories	2,986,856
12,720	Allergan, Inc.	741,067
11,686	AmerisourceBergen Corp.	371,031
71,133	Bristol-Myers Squibb Co.	1,774,057
14,977	Cardinal Health, Inc.	503,377
7,303	CareFusion Corp. (b)	165,778
3,163	Cephalon, Inc. (b)	179,500
41,975	Eli Lilly & Co.	1,406,163
22,672	Express Scripts, Inc. (b)	1,066,037
12,508	Forest Laboratories, Inc. (b)	343,094
36,811	Gilead Sciences, Inc. (b)	1,261,881
6,890	Hospira, Inc. (b)	395,831
10,325	King Pharmaceuticals, Inc. (b)	78,367
18,898	Medco Health Solutions, Inc. (b)	1,040,902
128,986	Merck & Co., Inc.	4,510,640
12,775	Mylan, Inc. (b)	217,686
333,653	Pfizer, Inc.	4,757,892
4,375	Watson Pharmaceuticals, Inc. (b)	177,494
		21,977,653
Health Care Diversified (.1%)
4,278	Laboratory Corp. of America Holdings (b)	322,347
Hospital Management (.0%)
18,025	Tenet Healthcare Corp. (b)	78,228
Managed Care (1.0%)
17,576	Aetna, Inc.	463,655
6,119	Coventry Health Care, Inc. (b)	108,184
7,020	Humana, Inc. (b)	320,604

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Health Care—continued
11,226	McKesson Corp.	$753,938
47,018	UnitedHealth Group, Inc.	1,335,311
17,671	WellPoint, Inc. (b)	864,642
		3,846,334
Medical Products/Supplies (3.4%)
24,672	Baxter International, Inc.	1,002,670
9,652	Becton Dickinson and Co.	652,668
62,722	Boston Scientific Corp. (b)	363,788
3,904	CR Bard, Inc.	302,677
6,054	DENTSPLY International, Inc.	181,075
1,645	Intuitive Surgical, Inc. (b)	519,195
114,087	Johnson & Johnson	6,737,978
45,564	Medtronic, Inc.	1,652,606
3,793	Patterson Cos., Inc.	108,214
13,517	St Jude Medical, Inc. (b)	487,829
11,651	Stryker Corp.	583,249
5,110	Varian Medical Systems, Inc. (b)	267,151
8,389	Zimmer Holdings, Inc. (b)	453,426
		13,312,526
Special Services (.1%)
4,345	DaVita, Inc. (b)	271,302
6,228	Quest Diagnostics, Inc.	309,967
		581,269
Technology (17.0%)
Aerospace/Defense (.1%)
12,102	SAIC, Inc. (b)	202,587
Computer Hardware (5.7%)
37,640	Apple, Inc. (b) (c)	9,467,589
71,277	Dell, Inc. (b)	859,600
96,566	Hewlett-Packard Co.	4,179,376
53,044	International Business Machines Corp.	6,549,873
3,232	Lexmark International, Inc. - Class A (b)	106,753
8,584	Pitney Bowes, Inc.	188,505
9,502	SanDisk Corp. (b)	399,749
6,904	Teradata Corp. (b)	210,434

Shares		Market Value(a)
Technology—continued
9,480	Western Digital Corp. (b)	$285,917
57,043	Xerox Corp.	458,626
		22,706,422
Computer Networking (2.8%)
7,073	Akamai Technologies, Inc. (b)	286,952
236,240	Cisco Systems, Inc. (b)	5,034,274
10,013	Google, Inc. - Class A (b)	4,455,284
21,763	Juniper Networks, Inc. (b)	496,632
48,698	Yahoo!, Inc. (b)	673,493
		10,946,635
Computer Peripherals (.4%)
85,029	EMC Corp. (b)	1,556,031
Computer Services & Software (4.6%)
21,775	Adobe Systems, Inc. (b)	575,513
9,491	Autodesk, Inc. (b)	231,201
20,806	Automatic Data Processing, Inc.	837,650
7,508	BMC Software, Inc. (b)	260,002
16,154	CA, Inc.	297,234
2,850	Cerner Corp. (b)	216,287
7,666	Citrix Systems, Inc. (b)	323,735
12,385	Cognizant Technology Solutions Corp. - Class A (b)	619,993
6,370	Computer Sciences Corp.	288,242
9,308	Compuware Corp. (b)	74,278
13,560	Electronic Arts, Inc. (b)	195,264
13,708	Fidelity National Information Services, Inc.	367,649
6,453	McAfee, Inc. (b)	198,236
315,387	Microsoft Corp.	7,257,055
14,256	NetApp, Inc. (b)	531,891
14,472	Novell, Inc. (b)	82,201
161,938	Oracle Corp.	3,475,189
33,045	Symantec Corp. (b)	458,665
14,643	Time Warner Cable, Inc. - Class A	762,607
47,144	Time Warner, Inc.	1,362,933
		18,415,825

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Technology—continued
Electrical Equipment (.1%)
8,004	Jabil Circuit, Inc.	$106,453
5,898	Rockwell Automation, Inc.	289,533
		395,986
Electrical Instruments (.5%)
14,397	Agilent Technologies, Inc. (b)	409,307
7,179	Amphenol Corp. - Class A	281,991
6,342	FLIR Systems, Inc. (b)	184,489
2,861	Harman International Industries, Inc. (b)	85,515
4,838	PerkinElmer, Inc.	100,001
16,976	Thermo Fisher Scientific, Inc. (b)	832,673
3,841	Waters Corp. (b)	248,513
		2,142,489
Electronic Component — Semiconductor (2.5%)
23,397	Advanced Micro Devices, Inc. (b)	171,266
12,457	Altera Corp.	309,058
12,326	Analog Devices, Inc.	343,402
55,564	Applied Materials, Inc.	667,879
17,864	Broadcom Corp. - Class A	588,976
230,153	Intel Corp.	4,476,476
7,031	KLA-Tencor Corp.	196,024
9,271	Linear Technology Corp.	257,827
27,036	LSI Corp. (b)	124,366
9,404	MEMC Electronic Materials, Inc. (b)	92,912
7,605	Microchip Technology, Inc.	210,963
35,337	Micron Technology, Inc. (b)	300,011
9,847	National Semiconductor Corp.	132,541
3,963	Novellus Systems, Inc. (b)	100,502
23,668	NVIDIA Corp. (b)	241,650
4,613	QLogic Corp. (b)	76,668
7,434	Teradyne, Inc. (b)	72,481
50,557	Texas Instruments, Inc.	1,176,967
11,328	Xilinx, Inc.	286,145
		9,826,114

Shares		Market Value(a)
Technology—continued
Services — Data Processing (.3%)
2,140	Dun & Bradstreet Corp.	$143,637
6,313	Fiserv, Inc. (b)	288,251
12,993	Intuit, Inc. (b)	451,767
7,484	Iron Mountain, Inc.	168,091
		1,051,746
Transportation (1.9%)
Air Freight (.9%)
6,862	CH Robinson Worldwide, Inc.	381,939
12,955	FedEx Corp.	908,275
40,971	United Parcel Service, Inc. - Class B	2,330,840
		3,621,054
Airlines (.1%)
30,793	Southwest Airlines Co.	342,110
Railroads (.8%)
16,100	CSX Corp.	799,043
15,307	Norfolk Southern Corp.	812,036
20,936	Union Pacific Corp.	1,455,262
		3,066,341
Transport Services (.1%)
8,806	Expeditors International of Washington, Inc.	303,895
Trucking (.0%)
2,149	Ryder System, Inc.	86,454
Utilities (3.5%)
Electric Companies (3.2%)
7,008	Allegheny Energy, Inc.	144,926
9,856	Ameren Corp.	234,277
19,808	American Electric Power Co., Inc.	639,798
17,224	CenterPoint Energy, Inc.	226,668
9,509	CMS Energy Corp.	139,307
11,664	Consolidated Edison, Inc.	502,718
8,341	Constellation Energy Group, Inc.	268,997
24,656	Dominion Resources, Inc.	955,174
7,009	DTE Energy Co.	319,681
54,317	Duke Energy Corp.	869,072
13,477	Edison International	427,491
7,831	Entergy Corp.	560,856
27,325	Exelon Corp.	1,037,530
12,609	FirstEnergy Corp.	444,215

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Utilities—continued
3,206	Integrys Energy Group, Inc.	$140,230
17,153	NextEra Energy, Inc.	836,380
11,476	NiSource, Inc.	166,402
7,259	Northeast Utilities	184,959
9,220	Pepco Holdings, Inc.	144,570
15,402	PG&E Corp.	633,022
4,423	Pinnacle West Capital Corp.	160,820
19,400	PPL Corp.	484,030
11,879	Progress Energy, Inc.	465,894
20,928	Public Service Enterprise Group, Inc.	655,674
4,677	SCANA Corp.	167,250
34,107	Southern Co.	1,135,081
8,848	TECO Energy, Inc.	133,339
27,636	The AES Corp. (b)	255,357
19,009	Xcel Energy, Inc.	391,776
		12,725,494

Shares		Market Value(a)
Utilities—continued
Independent Power Producer (.1%)
10,560	NRG Energy, Inc. (b)	$223,978
Natural Gas (.1%)
1,843	Nicor, Inc.	74,641
4,440	Oneok, Inc.	192,030
10,239	Sempra Energy	479,083
		745,754
Utilities Diversified (.1%)
4,836	Wisconsin Energy Corp.	245,379
Total common stocks (cost: $231,276,717)		385,615,687

Shares
Short-Term Securities (2.5%)
Investment Companies (2.5%)
2,000,000	JPMorgan U.S. Government Money Market Fund, current rate 0.050%	2,000,000
8,042,399	Wells Fargo & Co., current rate 0.010%	8,042,399
	Total short-term securities (cost: $10,042,399)	10,042,399
	Total investments in securities (cost: $241,319,116) (d)	$395,658,086
	Cash and other assets in excess of liabilities (.1%)	469,420
	Total net assets (100.0%)	$396,127,506

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2010, securities with an aggregate market value of $8,892,075 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Future	September 2010	159	Long	$—	$621,402
S&P 500® Future	September 2010	6	Long	—	36,852
		165		$0	$658,254

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

(d)  At June 30, 2010 the cost of securities for federal income tax purposes was $245,548,857. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$177,175,934
Gross unrealized depreciation	(27,066,705)
Net unrealized appreciation	$150,109,229

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities

June 30, 2010
(Unaudited)

(Percentages of each investment category relate to total net assets)

Principal(b)		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (87.5%)
Argentina (2.0%)
Government (2.0%)
6,030,000	Argentina Bonos (USD) (c)	0.389%	08/03/12	$2,027,588
Australia (9.0%)
Government (9.0%)
2,500,000	Australia Government Bond (AUD)	5.750%	04/15/12	2,158,631
1,440,000	New South Wales Treasury Corp. (AUD)	5.500%	03/01/17	1,224,025
305,000	New South Wales Treasury Corp. (AUD)	6.000%	05/01/12	263,240
520,000	New South Wales Treasury Corp. (AUD)	6.000%	05/01/12	448,572
1,720,000	Queensland Treasury Corp. (AUD)	6.000%	06/14/11	1,470,704
1,325,000	Queensland Treasury Corp. (AUD)	6.000%	08/14/13	1,154,010
585,000	Queensland Treasury Corp. (AUD)	6.000%	09/14/17	510,439
90,000	Queensland Treasury Corp. - 144A Issue (NZD) (d)	7.125%	09/18/17	67,291
2,345,000	Western Australia Treasury Corp. (AUD)	5.500%	07/17/12	2,008,476
				9,305,388
Brazil (6.0%)
Government (6.0%)
2,125,000	Brazil Notas do Tesouro Nacional Series B (BRL)	6.000%	05/15/15	2,228,610
2,000,000	Brazil Notas do Tesouro Nacional Series B (BRL)	6.000%	05/15/45	2,069,654
495,000	Brazil Notas do Tesouro Nacional Series F (BRL)	10.000%	01/01/12	267,013
3,300,000	Brazil Notas do Tesouro Nacional Series F (BRL)	10.000%	01/01/17	1,654,185
				6,219,462
Canada (.1%)
Government (.1%)
145,000	Province of Manitoba Canada (NZD)	6.375%	09/01/15	104,136
France (1.1%)
Government (1.1%)
830,000	France Government Bond OAT (EUR)	4.250%	10/25/17	1,129,951
Germany (.9%)
Financial (.9%)
11,220,000	Landwirtschaftliche Rentenbank (MXN)	8.500%	02/22/16	938,483
Hungary (1.7%)
Government (1.7%)
30,000	Hungary Government International Bond (EUR)	3.500%	07/18/16	33,072
150,000	Hungary Government International Bond (EUR)	3.875%	02/24/20	158,327
175,000	Hungary Government International Bond (EUR)	4.375%	07/04/17	195,333

See accompanying notes to investments in securities.

International Bond Portfolio
Investments in Securities – continued

Principal(b)		Coupon	Maturity	Market Value(a)
Hungary—continued
530,000	Hungary Government International Bond (EUR)	5.750%	06/11/18	$637,025
735,000	Hungary Government International Bond (USD)	6.250%	01/29/20	723,406
				1,747,163
Indonesia (8.9%)
Government (8.9%)
6,530,000,000	Indonesia Treasury Bond (IDR)	9.000%	09/15/13	754,091
18,680,000,000	Indonesia Treasury Bond (IDR)	9.500%	07/15/23	2,155,278
1,959,000,000	Indonesia Treasury Bond (IDR)	10.000%	09/15/24	231,485
2,155,000,000	Indonesia Treasury Bond (IDR)	10.250%	07/15/22	265,493
22,510,000,000	Indonesia Treasury Bond (IDR)	10.250%	07/15/27	2,635,763
6,128,000,000	Indonesia Treasury Bond (IDR)	11.000%	11/15/20	799,596
5,204,000,000	Indonesia Treasury Bond (IDR)	11.000%	09/15/25	656,176
8,576,000,000	Indonesia Treasury Bond (IDR)	12.800%	06/15/21	1,236,595
3,361,000,000	Indonesia Treasury Bond (IDR)	12.900%	06/15/22	486,687
				9,221,164
Israel (1.2%)
Government (1.2%)
4,440,000	Israel Government Bond - Shahar (ILS)	7.000%	04/29/11	1,203,599
Lithuania (2.1%)
Government (2.1%)
1,130,000	Republic of Lithuania - 144A Issue (USD) (d)	6.750%	01/15/15	1,184,274
900,000	Republic of Lithuania - 144A Issue (USD) (d)	7.375%	02/11/20	953,323
				2,137,597
Malaysia (4.1%)
Government (4.1%)
13,550,000	Malaysia Government Bond (MYR)	3.756%	04/28/11	4,220,020
Mexico (10.0%)
Government (10.0%)
5,000,000	Mexican Bonos (MXN)	7.750%	12/14/17	411,700
7,150,000	Mexican Bonos (MXN)	8.000%	12/19/13	594,335
26,500,000	Mexican Bonos (MXN)	8.000%	12/17/15	2,216,149
2,400,000	Mexican Bonos (MXN)	9.000%	12/20/12	201,788
54,800,000	Mexican Bonos (MXN)	10.000%	12/05/24	5,310,552
16,000,000	Mexican Bonos (MXN)	10.000%	11/20/36	1,572,134
				10,306,658
Netherlands (1.6%)
Government (1.6%)
1,180,000	Netherlands Government Bond (EUR)	4.500%	07/15/17	1,652,665
Norway (3.5%)
Government (3.5%)
22,970,000	Norway Government Bond (NOK)	6.000%	05/16/11	3,646,265

See accompanying notes to investments in securities.

International Bond Portfolio
Investments in Securities – continued

Principal(b)		Coupon	Maturity	Market Value(a)
Poland (6.3%)
Government (6.3%)
6,500,000	Poland Government Bond (PLN)	4.750%	04/25/12	$1,929,717
1,740,000	Poland Government Bond (PLN)	5.750%	04/25/14	522,767
5,900,000	Poland Government Bond (PLN)	5.750%	09/23/22	1,709,425
1,440,000	Poland Government Bond (PLN)	6.250%	10/24/15	440,076
1,700,000	Poland Government International Bond (USD)	6.375%	07/15/19	1,880,581
				6,482,566
Russia (3.6%)
Government (3.6%)
3,275,200	Russian Foreign Bond - 144A Issue (USD) (d)	7.500%	03/31/30	3,696,882
South Africa (2.2%)
Government (2.2%)
560,000	South Africa Government International Bond (USD)	5.500%	03/09/20	578,900
1,475,000	South Africa Government International Bond (USD)	6.875%	05/27/19	1,687,031
				2,265,931
South Korea (10.7%)
Government (10.7%)
2,580,800,000	Korea Treasury Bond (KRW)	4.000%	06/10/12	2,121,136
2,230,000,000	Korea Treasury Bond (KRW)	4.750%	12/10/11	1,858,158
4,180,000,000	Korea Treasury Bond (KRW)	5.250%	09/10/12	3,521,874
133,670,000	Korea Treasury Bond (KRW)	5.250%	03/10/13	113,176
1,376,610,000	Korea Treasury Bond (KRW)	5.500%	06/10/11	1,151,423
125,000,000	Korea Treasury Bond (KRW)	4.250%	12/10/12	103,235
1,760,000	Republic of Korea (USD)	7.125%	04/16/19	2,112,616
				10,981,618
Sri Lanka (1.8%)
Government (1.8%)
82,800,000	Sri Lanka Government Bonds (LKR) (f)	11.000%	08/01/15	756,919
120,750,000	Sri Lanka Government Bonds (LKR) (f)	11.000%	09/01/15	1,104,234
4,370,000	Sri Lanka Government Bonds (LKR) (f)	12.000%	07/15/11	39,499
				1,900,652
Supra-National (.8%)
Government (.8%)
640,000	Corp. Andina de Fomento (USD)	8.125%	06/04/19	786,349
Sweden (3.5%)
Government (3.5%)
26,880,000	Sweden Government Bond (SEK)	5.250%	03/15/11	3,558,785
United Arab Emirates (1.7%)
Government (1.7%)
760,000	Emirate of Abu Dhabi - 144A Issue (USD) (d)	6.750%	04/08/19	868,770

See accompanying notes to investments in securities.

International Bond Portfolio
Investments in Securities – continued

Principal(b)		Coupon	Maturity	Market Value(a)
United Arab Emirates—continued
770,000	Qatar Government International Bond - 144A Issue (USD) (d)	6.550%	04/09/19	$872,025
				1,740,795
United States (3.0%)
Government (3.0%)
15,000	Alabama State University (USD)	5.000%	09/01/29	15,706
15,000	Alabama State University (USD)	5.750%	09/01/39	16,405
55,000	Bexar County Hospital District (USD)	5.000%	02/15/32	56,078
130,000	City of Minneapolis (USD)	6.500%	11/15/38	145,249
50,000	City of Philadelphia (USD)	5.000%	08/01/24	52,489
50,000	County of Bexar (USD)	5.250%	08/15/47	51,595
75,000	Illinois Municipal Electric Agency (USD)	5.000%	02/01/35	75,961
100,000	North Carolina Eastern Municipal Power Agency (USD)	5.250%	01/01/19	110,467
85,000	State of California (USD)	5.000%	04/01/38	80,718
200,000	State of California (USD)	5.125%	04/01/33	196,166
1,550,000	State of California (USD)	6.000%	04/01/38	1,641,605
275,000	State of California (USD)	7.625%	03/01/40	297,129
230,000	State of California (USD)	7.500%	04/01/34	245,456
120,000	Tarrant County Cultural Education Facilities Finance Corp. (USD)	6.250%	07/01/28	132,980
				3,118,004
Venezuela (.8%)
Energy (.0%)
15,000	Petroleos de Venezuela SA (USD) (e)	13.557%	07/10/11	13,050
Government (.8%)
75,000	Venezuela Government International Bond (USD)	5.375%	08/07/10	74,438
780,000	Venezuela Government International Bond (USD)	10.750%	09/19/13	678,600
15,000	Venezuela Government International Bond (USD)	1.307%	04/20/11	13,912
				766,950
				780,000
Vietnam (.9%)
Government (.9%)
880,000	Socialist Republic of Vietnam - 144A Issue (USD) (d)	6.750%	01/29/20	906,400
	Total long-term debt securities (cost: $87,289,416)			90,078,121
Short-Term Securities (8.6%)
Egypt (1.5%)
225,000	Egypt Treasury Bill (EGP) (e) (f)	9.219%	08/03/10	39,164
100,000	Egypt Treasury Bill (EGP) (e) (f)	9.305%	08/31/10	17,281
75,000	Egypt Treasury Bill (EGP) (e) (f)	9.405%	08/24/10	12,982
75,000	Egypt Treasury Bill (EGP) (e) (f)	9.509%	10/05/10	12,839

See accompanying notes to investments in securities.

International Bond Portfolio
Investments in Securities – continued

Principal(b)		Coupon	Maturity	Market Value(a)
Egypt—continued
375,000	Egypt Treasury Bill (EGP) (e) (f)	9.564%	11/02/10	$63,714
475,000	Egypt Treasury Bill (EGP) (e) (f)	9.659%	08/17/10	82,339
750,000	Egypt Treasury Bill (EGP) (e) (f)	9.635%	12/07/10	126,227
1,000,000	Egypt Treasury Bill (EGP) (e) (f)	9.678%	04/12/11	162,742
2,100,000	Egypt Treasury Bill (EGP) (e) (f)	9.703%	01/04/11	350,712
200,000	Egypt Treasury Bill (EGP) (e) (f)	9.732%	12/21/10	33,521
100,000	Egypt Treasury Bill (EGP) (e) (f)	9.783%	03/08/11	16,414
3,525,000	Egypt Treasury Bill (EGP) (e) (f)	9.946%	02/08/11	582,372
				1,500,307
Israel (.3%)
1,240,000	Israel Treasury Bill - Makam (ILS) (e)	1.564%	10/06/10	318,127
United States (6.7%)
2,355,000	Federal Farm Credit Discount Notes	0.010%	07/01/10	2,354,999
4,565,000	Federal Home Loan Bank (FHLB)	0.001%	07/01/10	4,565,000
				6,919,999

Shares
United States (.1%)
51,229	Dreyfus Treasury Cash Management Fund, current rate 0.000%	51,229
	Total short-term securities (cost: $8,855,425)	8,789,662
	Total investments in securities (cost: $96,144,841) (g)	$98,867,783
	Cash and other assets in excess of liabilities (3.9%)	4,092,262
	Total net assets (100.0%)	$102,960,045

Forward Foreign Currency Contracts

On June 30, 2010, International Bond Portfolio had entered into forward foreign currency contracts that obligate the portfolio to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation
07/09/10	115,364	USD	5,714,000	INR	$7,612	$–
07/09/10	115,372	USD	5,719,000	INR	7,712	–
07/09/10	227,056	USD	807,252	MYR	22,305	–
07/12/10	57,682	USD	2,887,000	INR	4,428	–
07/12/10	69,221	USD	3,472,000	INR	5,475	–
07/12/10	95,598	USD	339,565	MYR	9,280	–
07/12/10	191,289	USD	684,000	MYR	19,973	–
07/13/10	96,949	USD	348,000	MYR	10,530	–
07/16/10	161,872	EUR	813,000	MYR	52,187	–
07/16/10	64,480	USD	232,000	MYR	7,163	–
07/19/10	24,500	USD	1,225,000	INR	1,831	–
07/20/10	24,500	USD	1,225,000	INR	1,828	–
07/20/10	182,422	EUR	918,000	MYR	59,311	–

See accompanying notes to investments in securities.

International Bond Portfolio
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation
07/20/10	102,498	USD	366,000	MYR	$10,506	$–
07/23/10	234,481	EUR	1,180,000	MYR	76,192	–
07/23/10	125,671	USD	445,000	MYR	11,708	–
07/27/10	233,751	EUR	1,180,000	MYR	77,019	–
07/27/10	131,549	USD	467,000	MYR	12,596	–
07/27/10	3,539,164	USD	12,564,032	MYR	338,884	–
07/30/10	922,004	USD	1,305,770	NZD	–	24,157
07/30/10	1,305,770	NZD	840,263	USD	–	57,584
08/03/10	231,563	USD	325,000	NZD	–	8,166
08/03/10	933,456	USD	1,300,802	NZD	–	39,319
08/03/10	1,300,802	NZD	835,570	USD	–	58,566
08/03/10	509,210	NZD	326,913	USD	–	23,105
08/04/10	369,774	USD	515,365	NZD	–	15,555
08/04/10	256,571	NZD	164,719	USD	–	11,627
08/04/10	515,365	NZD	329,267	USD	–	24,952
08/05/10	274,957	USD	383,215	NZD	–	11,588
08/05/10	1,291,803	NZD	843,580	USD	–	44,225
08/05/10	3,170,000	NZD	2,050,356	USD	–	128,258
08/05/10	383,215	NZD	249,779	USD	–	13,589
08/06/10	505,898	NZD	330,612	USD	–	17,043
08/06/10	252,481	NZD	164,428	USD	–	9,078
08/09/10	207,240	USD	300,000	NZD	–	1,130
08/09/10	60,161	USD	87,000	NZD	–	389
08/09/10	499,176	NZD	328,189	USD	–	14,762
08/09/10	501,429	NZD	329,840	USD	–	14,658
08/09/10	493,483	NZD	325,180	USD	–	13,859
08/11/10	247,113	NZD	164,115	USD	–	5,632
08/11/10	854,416	EUR	3,590,000	PLN	16,302	–
08/11/10	247,235	NZD	164,196	USD	–	5,634
08/12/10	332,833	USD	464,138	NZD	–	14,034
08/12/10	378,100	NZD	245,916	USD	–	13,787
08/12/10	464,138	NZD	303,175	USD	–	15,624
08/13/10	175,000	NZD	113,592	USD	–	6,599
08/16/10	185,000	NZD	127,028	USD	–	4,909
08/17/10	16,269,945	JPY	335,000	BRL	755	–
08/17/10	239,352	USD	907,000	ILS	–	5,408
08/17/10	46,522,000	JPY	490,449	USD	–	35,588
08/18/10	11,941,200	JPY	248,000	BRL	1,689	–
08/18/10	23,117,000	JPY	245,221	USD	–	16,174
08/19/10	17,439,226	JPY	371,000	BRL	7,267	–
08/19/10	119,442	USD	454,000	ILS	–	2,341
08/19/10	119,773	USD	454,000	ILS	–	2,672
08/19/10	23,973	USD	91,000	ILS	–	501
08/19/10	23,010,000	JPY	244,579	USD	–	15,611
08/20/10	91,076	USD	348,100	ILS	–	1,290
08/20/10	175,370	USD	8,758,000	INR	12,197	–
08/20/10	380,000	EUR	535,667	USD	68,709	–
08/20/10	23,098,000	JPY	244,584	USD	–	16,606
08/20/10	23,068,000	JPY	244,940	USD	–	15,910
08/23/10	155,801	USD	594,100	ILS	–	2,564
08/23/10	46,760	USD	2,338,000	INR	3,296	–

See accompanying notes to investments in securities.

International Bond Portfolio
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation
08/23/10	105,229	USD	5,252,000	INR	$7,215	$–
08/23/10	381,000	EUR	538,909	USD	70,714	–
08/23/10	46,090,000	JPY	489,889	USD	–	31,318
08/23/10	45,752,000	JPY	489,889	USD	–	27,496
08/24/10	45,992,000	JPY	489,889	USD	–	30,220
08/24/10	45,839,000	JPY	489,890	USD	–	28,488
08/24/10	453,532	NZD	299,050	USD	–	12,156
08/25/10	22,797,000	JPY	244,945	USD	–	12,864
08/27/10	451,000	NZD	301,494	USD	–	7,899
08/31/10	11,587,304	JPY	248,000	BRL	5,192	–
09/01/10	107,555	USD	5,367,000	INR	7,240	–
09/01/10	22,848,000	JPY	244,939	USD	–	13,480
09/02/10	17,200,164	JPY	372,000	BRL	9,730	–
09/02/10	22,609,000	JPY	244,943	USD	–	10,777
09/07/10	378,000	EUR	538,423	USD	73,875	–
09/09/10	34,051,000	JPY	367,412	USD	–	17,776
09/10/10	28,956,000	JPY	315,439	USD	–	12,120
09/10/10	33,934,000	JPY	367,410	USD	–	16,462
09/13/10	24,053,000	JPY	262,863	USD	–	9,248
09/15/10	26,018,033	JPY	558,000	BRL	11,134	–
09/15/10	19,137,000	JPY	210,292	USD	–	6,212
09/15/10	18,925,000	JPY	210,289	USD	–	3,817
09/15/10	28,503,000	JPY	315,435	USD	–	7,031
09/16/10	28,386,000	JPY	315,435	USD	–	5,713
09/16/10	9,516,000	JPY	105,149	USD	–	2,511
09/20/10	114,000	EUR	167,848	USD	27,736	–
09/21/10	19,031,000	JPY	210,287	USD	–	5,043
09/21/10	9,436,000	JPY	105,148	USD	–	1,617
09/23/10	180,182	EUR	1,585,600	NOK	22,147	–
09/23/10	376,822	EUR	3,820,973	SEK	29,557	–
09/23/10	743,770	EUR	1,090,538	USD	176,389	–
09/24/10	327,271	EUR	484,557	USD	82,315	–
09/24/10	7,784,000	JPY	86,016	USD	–	2,063
09/27/10	774,000	JPY	8,601	USD	–	158
09/28/10	5,858,000	JPY	65,096	USD	–	1,194
09/29/10	9,763,000	JPY	108,490	USD	–	1,993
10/04/10	188,713	USD	9,129,000	PHP	6,450	–
10/04/10	235,895	USD	11,381,000	PHP	7,412	–
10/05/10	283,087	USD	13,611,000	PHP	7,869	–
10/05/10	283,072	USD	13,607,000	PHP	7,798	–
10/06/10	75,493	USD	3,595,000	PHP	1,348	–
10/07/10	235,893	USD	11,170,000	PHP	2,841	–
10/08/10	94,370	USD	4,460,000	PHP	945	–
10/08/10	188,730	USD	8,939,000	PHP	2,305	–
10/08/10	94,357	USD	4,471,000	PHP	1,193	–
10/08/10	188,711	USD	8,955,000	PHP	2,666	–
10/12/10	297,118	USD	1,023,987	MYR	17,848	–
10/12/10	56,626	USD	2,662,000	PHP	244	–
10/13/10	130,115	USD	441,908	MYR	5,805	–
10/13/10	94,365	USD	4,438,000	PHP	438	–
10/13/10	69,426	USD	3,263,000	PHP	278	–

See accompanying notes to investments in securities.

International Bond Portfolio
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation
10/13/10	169,840	USD	7,940,000	PHP	$–	$227
10/15/10	284,020	EUR	2,796,894	CNY	64,185	–
10/15/10	30,981	USD	1,453,000	PHP	52	–
10/18/10	284,540	EUR	2,810,534	CNY	65,609	–
10/18/10	103,273	USD	4,825,000	PHP	–	247
10/19/10	380,299	EUR	3,767,150	CNY	89,300	–
10/19/10	51,636	USD	2,431,000	PHP	268	–
10/21/10	352,807	USD	2,328,000	CNY	–	8,702
10/21/10	103,280	USD	4,880,000	PHP	893	–
10/21/10	206,546	USD	9,718,000	PHP	904	–
10/25/10	692,437	USD	4,558,868	CNY	–	18,470
10/25/10	299,014	USD	14,248,000	PHP	5,033	–
10/25/10	199,328	USD	9,488,000	PHP	3,143	–
10/25/10	99,664	USD	4,747,000	PHP	1,635	–
10/26/10	1,171,716	USD	7,735,902	CNY	–	28,018
10/26/10	257,876	USD	12,246,000	INR	2,640	–
10/26/10	85,970	USD	4,087,000	INR	975	–
10/26/10	259,133	USD	12,320,000	PHP	3,748	–
10/27/10	698,978	USD	4,624,090	CNY	–	15,311
10/27/10	128,929	USD	6,087,000	INR	551	–
10/28/10	79,732	USD	3,808,000	PHP	1,508	–
11/08/10	13,826,020	JPY	152,804	USD	–	3,796
11/10/10	13,582,000	JPY	151,657	USD	–	2,186
11/12/10	13,769,800	JPY	153,803	USD	–	2,174
11/12/10	19,766,000	JPY	220,590	USD	–	3,308
11/15/10	45,867,000	JPY	512,051	USD	–	7,539
11/16/10	22,904,000	JPY	256,025	USD	–	3,442
11/16/10	11,041,000	JPY	122,889	USD	–	2,188
11/17/10	11,968,000	JPY	133,127	USD	–	2,455
11/17/10	45,733,000	JPY	512,053	USD	–	6,042
11/17/10	18,297,000	JPY	204,825	USD	–	2,456
11/18/10	63,773,000	JPY	716,863	USD	–	5,618
11/29/10	474,837	EUR	4,060,000	NOK	38,130	–
11/29/10	49,458,000	JPY	558,138	USD	–	2,305
11/29/10	45,202,000	JPY	512,053	USD	–	162
11/29/10	17,886,000	JPY	204,821	USD	2,142	–
11/29/10	26,859,000	JPY	307,234	USD	2,876	–
12/01/10	151,884	EUR	1,310,000	NOK	13,915	–
12/01/10	44,347,000	JPY	512,049	USD	9,500	–
12/02/10	3,276,000	MXN	241,219	USD	–	9,573
12/06/10	178,462	EUR	1,776,000	CNY	43,595	–
12/06/10	212,894	USD	1,410,000	CNY	–	4,074
12/13/10	179,874	USD	1,196,159	CNY	–	2,670
12/14/10	360,821	USD	2,399,098	CNY	–	5,395
12/15/10	362,408	USD	2,408,380	CNY	–	5,591
12/16/10	387,913	USD	1,323,172	MYR	17,862	–
12/17/10	124,528	USD	424,629	MYR	5,686	–
12/20/10	616,157	EUR	896,046	USD	138,386	–
12/21/10	148,360	USD	508,132	MYR	7,433	–
12/22/10	75,828	USD	260,658	MYR	4,086	–
12/22/10	120,750	USD	415,081	MYR	6,507	–

See accompanying notes to investments in securities.

International Bond Portfolio
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation
12/23/10	95,921	USD	329,930	MYR	$5,226	$–
12/28/10	108,374	USD	373,285	MYR	6,038	–
01/04/11	3,051,690	EUR	31,461,400	SEK	303,288	–
01/07/11	2,011,306	USD	7,507,400	ILS	–	75,018
01/07/11	301,972	USD	1,023,987	MYR	11,770	–
01/07/11	19,970,000	JPY	219,180	USD	–	7,311
01/07/11	9,980,000	JPY	109,524	USD	–	3,665
01/07/11	9,950,000	JPY	109,215	USD	–	3,634
01/11/11	2,481,000	EUR	3,547,458	USD	496,365	–
01/11/11	482,000	EUR	688,927	USD	96,172	–
01/11/11	10,030,000	JPY	109,617	USD	–	4,149
01/11/11	10,020,000	JPY	109,624	USD	–	4,029
01/13/11	175,205	USD	8,112,000	PHP	–	3,296
01/13/11	203,608	USD	9,493,000	PHP	–	2,433
01/13/11	86,388	USD	4,030,000	PHP	–	985
01/13/11	204,914	EUR	296,628	USD	44,626	–
01/13/11	204,914	EUR	297,367	USD	45,365	–
01/13/11	267,964	EUR	388,864	USD	59,323	–
01/13/11	141,863	EUR	205,351	USD	30,889	–
01/13/11	25,660,000	JPY	279,777	USD	–	11,288
01/14/11	74,193	USD	3,470,000	PHP	–	663
01/14/11	252,202	EUR	365,945	USD	55,787	–
01/14/11	25,460,000	JPY	279,699	USD	–	9,104
01/14/11	20,250,000	JPY	223,744	USD	–	5,960
01/18/11	82,449	USD	3,838,000	PHP	–	1,151
01/18/11	144,170	USD	6,730,000	PHP	–	1,612
01/18/11	459,600	EUR	664,844	USD	99,617	–
01/19/11	205,665	USD	9,585,000	PHP	–	2,649
01/19/11	51,402	USD	2,402,000	PHP	–	526
01/19/11	204,914	EUR	293,918	USD	41,909	–
01/25/11	362,540	EUR	510,094	USD	64,220	–
01/26/11	32,469,093	JPY	713,000	BRL	9,096	–
01/26/11	52,800,000	JPY	587,960	USD	–	11,138
01/26/11	60,350,000	JPY	671,957	USD	–	12,808
01/26/11	15,050,000	JPY	168,025	USD	–	2,741
01/27/11	12,152,944	JPY	266,000	BRL	2,904	–
01/27/11	340,740	USD	171,290,000	CLP	–	27,452
01/27/11	310,400	EUR	438,207	USD	56,455	–
01/27/11	51,897,000	JPY	577,834	USD	–	11,032
01/28/11	102,074	USD	51,930,000	CLP	–	7,094
01/28/11	778,324	USD	394,260,000	CLP	–	57,226
01/28/11	526,469	NZD	360,036	USD	3,631	–
01/28/11	2,522,849	NZD	1,736,351	USD	28,449	–
01/31/11	159,491	USD	82,680,000	CLP	–	8,270
01/31/11	299,277	USD	155,160,000	CLP	–	15,490
01/31/11	5,252,694	USD	6,142,500,000	KRW	–	178,298
01/31/11	302,000	EUR	422,891	USD	51,462	–
01/31/11	300,000	EUR	420,435	USD	51,467	–
02/01/11	1,181,538	USD	7,846,000	CNY	–	16,128
02/03/11	181,704	USD	8,700,000	PHP	2,320	–
02/03/11	64,772	USD	3,100,000	PHP	800	–

See accompanying notes to investments in securities.

International Bond Portfolio
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation
02/04/11	52,578	USD	2,500,000	PHP	$297	$–
02/04/11	52,632	USD	2,500,000	PHP	244	–
02/04/11	2,413,426	NZD	1,655,127	USD	22,372	–
02/07/11	71,882	USD	3,400,000	PHP	10	–
02/07/11	65,470	USD	3,100,000	PHP	78	–
02/08/11	488,000	USD	585,820	AUD	276	–
02/08/11	488,000	USD	585,982	AUD	411	–
02/08/11	479,798	EUR	3,998,300	NOK	20,601	–
02/08/11	341,000	EUR	468,142	USD	48,733	–
02/08/11	454,000	EUR	623,045	USD	64,652	–
02/09/11	13,766,418	JPY	186,000	AUD	–	1,241
02/09/11	13,732,380	JPY	186,000	AUD	–	854
02/09/11	13,794,504	JPY	186,000	AUD	–	1,559
02/09/11	671,711	EUR	5,588,300	NOK	27,387	–
02/09/11	959,535	EUR	7,984,000	NOK	39,299	–
02/09/11	78,723	EUR	328,000	PLN	–	317
02/09/11	158,000	EUR	216,081	USD	21,750	–
02/09/11	211,000	EUR	287,946	USD	28,428	–
02/10/11	96,417	USD	51,800,000	CLP	–	1,675
02/10/11	96,417	USD	51,800,000	CLP	–	1,675
02/10/11	23,247,065	JPY	309,000,000	KRW	–	8,515
02/10/11	78,285	EUR	328,000	PLN	216	–
02/10/11	52,000	EUR	71,100	USD	7,142	–
02/10/11	178,000	EUR	243,237	USD	24,306	–
02/10/11	14,652,000	JPY	164,698	USD	–	1,609
02/11/11	96,406	USD	51,700,000	CLP	–	1,847
02/11/11	151,904	USD	81,360,000	CLP	–	3,098
02/11/11	160,000	EUR	220,019	USD	23,226	–
02/14/11	96,324	USD	51,100,000	CLP	–	2,863
02/14/11	8,030,303	JPY	106,000,000	KRW	–	3,549
02/14/11	6,989,819	JPY	92,000,000	KRW	–	3,309
02/14/11	1,052,181	USD	1,228,000,000	KRW	–	37,258
02/14/11	558,206	USD	1,927,206	MYR	31,475	–
02/14/11	78,977	EUR	328,000	PLN	–	654
02/14/11	60,964	NZD	41,023	USD	–	183
02/16/11	192,835	USD	102,000,000	CLP	–	6,278
02/16/11	4,746,229	JPY	62,000,000	KRW	–	2,634
02/16/11	206,000	EUR	280,139	USD	26,763	–
02/16/11	206,000	EUR	280,284	USD	26,907	–
02/17/11	140,980	USD	485,000	MYR	7,403	–
02/18/11	92,176	USD	48,300,000	CLP	–	3,835
02/18/11	45,889	USD	24,000,000	CLP	–	1,993
02/18/11	210,000	EUR	288,527	USD	30,229	–
02/18/11	210,000	EUR	288,500	USD	30,201	–
02/22/11	156,743	USD	82,000,000	CLP	–	6,766
02/22/11	92,258	USD	48,200,000	CLP	–	4,100
02/22/11	204,586	USD	106,800,000	CLP	–	9,250
02/22/11	192,020	USD	100,820,000	CLP	–	7,621
02/22/11	276,522	USD	145,600,000	CLP	–	10,221
02/22/11	19,700,000	JPY	218,938	USD	–	4,729
02/22/11	19,720,000	JPY	219,323	USD	–	4,571

See accompanying notes to investments in securities.

International Bond Portfolio
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation
02/23/11	92,141	USD	48,600,000	CLP	$–	$3,253
02/24/11	92,228	USD	48,300,000	CLP	–	3,888
02/25/11	334,967	USD	175,690,000	CLP	–	13,631
02/25/11	138,294	USD	72,300,000	CLP	–	6,058
02/25/11	197,280	USD	103,150,000	CLP	–	8,620
02/28/11	56,084	USD	29,500,000	CLP	–	2,128
02/28/11	191,853	USD	100,320,000	CLP	–	8,369
03/01/11	189,704	USD	99,500,000	CLP	–	7,720
03/01/11	311,606	USD	162,970,000	CLP	–	13,535
03/01/11	49,781	USD	26,100,000	CLP	–	2,044
03/01/11	20,800,000	JPY	232,798	USD	–	3,397
03/01/11	20,800,000	JPY	232,931	USD	–	3,264
03/01/11	23,200,000	JPY	260,797	USD	–	2,650
03/02/11	47,464	USD	24,800,000	CLP	–	2,105
03/04/11	195,258	USD	102,120,000	CLP	–	8,482
03/07/11	294,000	EUR	402,268	USD	40,622	–
03/07/11	390,000	EUR	534,206	USD	54,472	–
03/08/11	104,000	EUR	142,313	USD	14,383	–
03/10/11	396,751	USD	200,260,000	CLP	–	30,477
03/15/11	85,176	USD	44,100,000	CLP	–	4,518
03/15/11	387,404	USD	199,920,000	CLP	–	21,752
03/18/11	12,600,000	JPY	139,842	USD	–	3,294
03/18/11	21,026,000	JPY	233,445	USD	–	5,409
03/18/11	17,050,000	JPY	189,590	USD	–	4,098
03/21/11	94,362	USD	48,700,000	CLP	–	5,290
03/22/11	13,332,130	JPY	148,159	USD	–	3,307
03/29/11	815,000	USD	3,060,244	ILS	–	25,729
03/31/11	183,188	USD	96,320,000	CLP	–	7,015
04/04/11	194,914	USD	102,330,000	CLP	–	7,744
04/07/11	502,000	EUR	678,368	USD	60,770	–
04/07/11	602,000	EUR	813,561	USD	72,936	–
04/07/11	301,000	EUR	406,621	USD	36,309	–
04/11/11	224,810	USD	10,203,000	INR	–	10,450
04/12/11	482,045	USD	21,880,000	INR	–	22,387
04/13/11	324,702	USD	14,696,000	INR	–	15,987
04/13/11	244,000	EUR	328,692	USD	28,496	–
04/14/11	381,000	EUR	520,118	USD	51,366	–
04/15/11	318,736	USD	14,426,000	INR	–	15,734
04/19/11	111,410	USD	5,058,000	INR	–	5,200
04/19/11	158,548	USD	7,206,000	INR	–	7,234
04/19/11	123,501	USD	402,984	MYR	–	483
04/20/11	12,300,000	JPY	134,201	USD	–	5,643
04/20/11	12,300,000	JPY	134,130	USD	–	5,714
04/22/11	355,658	USD	1,155,000	MYR	–	3,113
04/25/11	300,251	USD	157,710,000	CLP	–	11,749
04/26/11	226,253	USD	10,247,000	INR	–	11,183
04/27/11	89,906	USD	47,223,000	CLP	–	3,519
04/27/11	32,259	USD	1,462,000	INR	–	1,576
04/28/11	145,822	USD	76,119,000	CLP	–	6,573
04/28/11	160,040	USD	7,253,000	INR	–	7,830
04/29/11	160,265	USD	7,260,000	INR	–	7,918

See accompanying notes to investments in securities.

International Bond Portfolio
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation
05/10/11	97,928	USD	52,000,000	CLP	$–	$2,795
05/10/11	29,346,000	JPY	329,458	USD	–	4,362
05/10/11	29,331,000	JPY	329,451	USD	–	4,198
05/10/11	19,620,000	JPY	219,635	USD	–	3,548
05/24/11	291,452	EUR	1,238,000	PLN	3,938	–
06/01/11	292,172	USD	13,884,000	INR	–	1,462
06/03/11	281,995	USD	13,595,000	INR	2,625	–
06/03/11	42,695	USD	2,037,000	INR	–	49
06/03/11	8,636	USD	412,000	INR	–	10
06/07/11	70,935	USD	3,429,000	INR	834	–
06/07/11	140,629	USD	6,798,000	INR	1,654	–
06/07/11	92,086	EUR	384,000	PLN	–	927
06/07/11	242,301	EUR	1,011,000	PLN	–	2,261
06/07/11	229,119	EUR	956,000	PLN	–	2,138
06/08/11	57,317	USD	2,730,000	INR	–	181
06/10/11	57,603	USD	2,769,000	INR	341	–
06/13/11	143,357	USD	6,890,000	INR	795	–
06/16/11	145,374	USD	6,930,000	INR	–	415
06/20/11	132,598	USD	6,313,000	INR	–	580
06/22/11	119,295	USD	5,688,000	INR	–	363
06/24/11	182,390	USD	8,607,000	INR	–	2,447
06/27/11	121,659	USD	5,780,000	INR	–	827
06/29/11	390,493	EUR	3,754,000	SEK	2,472	–
06/29/11	284,210	EUR	2,726,000	SEK	995	–
					$4,388,594	$2,116,086

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.

(c)  Variable rate security.

(d)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(e)  For zero coupon issues (strips) the interest rate represents the yield to maturity at June 30, 2010.

(f)  These securities are being fair-valued according to procedures approved by the Board of Directors.

(g)  At June 30, 2010 the cost of securities for federal income tax purposes was $96,144,841. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$6,910,143
Gross unrealized depreciation	(4,121,438)
Net unrealized appreciation	$2,788,705

See accompanying notes to investments in securities.

International Bond Portfolio
Investments in Securities – continued

Forward Foreign Currency Contracts – Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lanka Rupee
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD	United States Dollar

See accompanying notes to investments in securities.

Index 400 Mid-Cap Portfolio
Investments in Securities

June 30, 2010
(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares		Market Value(a)
Common Stocks (96.6%)
Basic Materials (6.3%)
Auto (.3%)
21,886	LKQ Corp. (b)	$421,962
Chemicals (3.1%)
14,004	Albemarle Corp.	556,099
12,028	Ashland, Inc.	558,340
10,015	Cabot Corp.	241,462
7,501	Cytec Industries, Inc.	299,965
6,260	Intrepid Potash, Inc. (b)	122,508
10,452	Lubrizol Corp.	839,400
2,908	Minerals Technologies, Inc.	138,246
12,084	Olin Corp.	218,600
19,863	RPM International, Inc.	354,356
7,561	Sensient Technologies Corp.	196,057
6,954	The Scotts Miracle-Gro Co. - Class A	308,827
15,210	Valspar Corp.	458,125
		4,291,985
Construction (.4%)
6,955	Martin Marietta Materials, Inc.	589,854
Iron and Steel (.5%)
6,694	Carpenter Technology Corp.	219,764
33,178	Steel Dynamics, Inc.	437,618
		657,382
Manufacturing (.2%)
4,560	Mine Safety Appliances Co.	112,997
1,830	NewMarket Corp.	159,795
		272,792
Metal Fabrication (.4%)
17,471	Commercial Metals Co.	230,966
9,891	Reliance Steel & Aluminum Co.	357,560
		588,526
Paper and Forest (1.4%)
19,429	Louisiana-Pacific Corp. (b)	129,980
15,806	Packaging Corp. of America	348,048
6,136	Potlatch Corp.	219,239

Shares		Market Value(a)
Basic Materials—continued
12,286	Rayonier, Inc.	$540,830
15,382	Sonoco Products Co.	468,843
16,483	Temple-Inland, Inc.	340,704
		2,047,644
Capital Goods (9.7%)
Aerospace & Defense (.3%)
15,661	BE Aerospace, Inc. (b)	398,259
Construction (.3%)
12,913	The Shaw Group, Inc. (b)	441,883
Containers — Metal/Glass (.4%)
5,267	Greif, Inc. - Class A	292,529
8,222	Silgan Holdings, Inc.	233,340
		525,869
Electrical Equipment (1.0%)
10,731	Energizer Holdings, Inc. (b)	539,555
9,195	Hubbell, Inc. - Class B	364,949
18,586	Trimble Navigation, Ltd. (b) (c)	520,408
		1,424,912
Engineering/Construction (1.0%)
5,089	Granite Construction, Inc.	119,998
15,809	Joy Global, Inc.	791,873
12,689	URS Corp. (b) (c)	499,312
		1,411,183
Tools — Hand Held (.2%)
12,523	Kennametal, Inc.	318,460
Machinery (2.2%)
14,254	AGCO Corp. (b)	384,430
12,411	Bucyrus International, Inc.	588,902
9,252	Graco, Inc.	260,814
12,445	IDEX Corp.	355,553
6,525	Lincoln Electric Holdings, Inc.	332,710
5,932	Regal-Beloit Corp.	330,887
16,655	Terex Corp. (b)	312,115
7,338	Wabtec Corp.	292,713
8,845	Zebra Technologies Corp. - Class A (b)	224,398
		3,082,522

See accompanying notes to investments in securities.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Capital Goods—continued
Manufacturing (3.5%)
6,569	Acuity Brands, Inc.	$238,980
16,296	AMETEK, Inc.	654,284
10,401	Aptargroup, Inc.	393,366
9,352	Carlisle Cos., Inc.	337,888
7,218	Crane Co.	218,056
11,820	Donaldson Co., Inc.	504,123
9,495	Federal Signal Corp.	57,350
12,336	Harsco Corp.	289,896
2,999	Lancaster Colony Corp.	160,027
4,579	Matthews International Corp. - Class A	134,073
5,283	Nordson Corp.	296,271
15,115	Pentair, Inc.	486,703
7,645	SPX Corp.	403,732
6,116	Teleflex, Inc.	331,976
7,283	The Brink's Co.	138,596
12,131	Trinity Industries, Inc.	214,961
		4,860,282
Metal Fabrication (.5%)
12,165	Timken Co.	316,168
3,081	Valmont Industries, Inc.	223,866
9,300	Worthington Industries, Inc.	119,598
		659,632
Trucks and Parts (.3%)
13,754	Oshkosh Corp. (b)	428,575
Communication Services (2.4%)
Broadcasting (.1%)
8,200	Lamar Advertising Co. - Class A (b)	201,064
Communications Equipment (.2%)
11,488	NeuStar, Inc. - Class A (b)	236,883
Computer Networking (.5%)
14,860	ADC Telecommunications, Inc. (b)	110,113
8,834	IDEXX Laboratories, Inc. (b)	537,990
		648,103
Telecommunication (1.2%)
8,475	ADTRAN, Inc.	231,113
14,183	Ciena Corp. (b)	179,840
14,472	CommScope, Inc. (b)	344,000
7,479	Plantronics, Inc.	213,899
41,525	RF Micro Devices, Inc. (b)	162,363

Shares		Market Value(a)
Communication Services—continued
10,609	Syniverse Holdings, Inc. (b)	$216,954
23,244	tw telecom, Inc. (b)	387,710
		1,735,879
Telephone (.4%)
30,819	Cincinnati Bell, Inc. (b)	92,765
14,074	Telephone & Data Systems, Inc.	427,709
		520,474
Consumer Cyclical (13.0%)
Auto (.6%)
18,038	BorgWarner, Inc. (b)	673,539
5,992	Thor Industries, Inc.	142,310
		815,849
Distribution Nondurables (.6%)
7,413	Fossil, Inc. (b)	257,231
6,785	MSC Industrial Direct Co. - Class A	343,728
7,772	Tech Data Corp. (b)	276,839
		877,798
Entertainment (1.4%)
8,461	Bally Technologies, Inc. (b)	274,052
11,640	DreamWorks Animation SKG, Inc. - Class A (b)	332,322
4,625	International Speedway Corp. - Class A	119,140
6,326	NetFlix, Inc. (b)	687,320
15,637	Rovi Corp. (b)	592,798
		2,005,632
Food & Health (.2%)
9,715	NBTY, Inc. (b)	330,407
Home Builders (1.0%)
11,329	KB Home	124,619
5,697	MDC Holdings, Inc.	153,534
1,012	NVR, Inc. (b)	662,891
6,660	Ryland Group, Inc.	105,361
21,547	Toll Brothers, Inc. (b)	352,509
		1,398,914
Leisure (.2%)
7,992	WMS Industries, Inc. (b)	313,686
Lodging — Hotel (.1%)
8,403	Boyd Gaming Corp. (b)	71,341

See accompanying notes to investments in securities.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Cyclical—continued
Manufacturing (.6%)
7,437	Lennox International, Inc.	$309,156
5,155	Mettler-Toledo International, Inc. (b) (d)	575,453
		884,609
Office Furnishings — Original (.3%)
8,727	Herman Miller, Inc.	164,679
6,848	HNI Corp.	188,936
		353,615
Publishing (.3%)
6,600	John Wiley & Sons, Inc. - Class A	255,222
3,835	Scholastic Corp.	92,500
		347,722
Rental Equipment (.2%)
12,464	Aaron's, Inc.	212,761
Retail (5.3%)
7,013	99 Cents Only Stores (b)	103,792
13,394	Advance Auto Parts, Inc.	672,111
14,330	Aeropostale, Inc. (b)	410,411
32,030	American Eagle Outfitters, Inc.	376,352
5,989	American Greetings Corp. - Class A	112,354
8,959	AnnTaylor Stores Corp. (b)	145,763
6,013	Barnes & Noble, Inc.	77,568
8,248	BJ's Wholesale Club, Inc. (b)	305,258
27,382	Chico's FAS, Inc.	270,534
8,846	Coldwater Creek, Inc. (b)	29,723
9,891	Collective Brands, Inc. (b)	156,278
10,332	Copart, Inc. (b)	369,989
13,812	Dick's Sporting Goods, Inc. (b)	343,781
19,495	Dollar Tree, Inc.	811,585
23,994	Foot Locker, Inc.	302,804
8,958	Guess?, Inc.	279,848
8,605	J Crew Group, Inc. (b)	316,750
18,131	PetSmart, Inc.	547,012
8,710	Regis Corp.	135,615
24,657	Saks, Inc. (b)	187,147
9,190	The Dress Barn, Inc. (b)	218,814
6,569	The Timberland Co. - Class A (b)	106,089

Shares		Market Value(a)
Consumer Cyclical—continued
6,804	The Warnaco Group, Inc. (b)	$245,897
5,610	Tractor Supply Co.	342,042
5,804	Under Armour, Inc. - Class A (b)	192,286
16,425	Williams-Sonoma, Inc.	407,668
		7,467,471
Services (.8%)
18,948	Convergys Corp. (b)	185,880
17,426	Corrections Corp. of America (b)	332,488
5,784	Harte-Hanks, Inc.	60,443
6,623	Rollins, Inc.	137,030
10,020	Scientific Games Corp. - Class A (b)	92,184
10,270	Sotheby's	234,875
12,460	ValueClick, Inc. (b)	133,197
		1,176,097
Special Services (.6%)
12,691	Hewitt Associates, Inc. - Class A (b)	437,332
39,045	Service Corp. International/US	288,933
5,167	The Corporate Executive Board Co.	135,737
		862,002
Textiles (.8%)
14,646	Hanesbrands, Inc. (b)	352,383
8,616	Mohawk Industries, Inc. (b)	394,268
8,685	Phillips-Van Heusen Corp.	401,855
		1,148,506
Consumer Staples (6.1%)
Beverages (.6%)
16,128	Green Mountain Coffee Roasters, Inc. (b)	414,489
10,881	Hansen Natural Corp. (b)	425,556
		840,045
Distribution Durables (.2%)
5,940	Rock-Tenn Co. (Class A)	295,040
Food (1.4%)
11,529	Corn Products International, Inc.	349,329
11,808	Flowers Foods, Inc.	288,469

See accompanying notes to investments in securities.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Staples—continued
4,963	Panera Bread Co. - Class A (b)	$373,664
8,411	Ralcorp Holdings, Inc. (b) (c)	460,923
22,614	Smithfield Foods, Inc. (b)	336,949
4,063	Tootsie Roll Industries, Inc.	96,090
		1,905,424
Household Products (.8%)
10,861	Church & Dwight Co., Inc.	681,093
9,680	Tupperware Brands Corp.	385,748
		1,066,841
Personal Care (.2%)
13,130	Alberto-Culver Co.	355,692
Restaurants (1.2%)
4,585	Bob Evans Farms, Inc.	112,883
15,717	Brinker International, Inc.	227,268
14,137	Burger King Holdings, Inc.	238,067
4,890	Chipotle Mexican Grill, Inc. - Class A (b)	669,001
9,255	The Cheesecake Factory, Inc. (b)	206,016
51,406	Wendy's/Arby's Group, Inc. - Class A	205,624
		1,658,859
Retail (.1%)
6,279	Ruddick Corp.	194,586
Services (1.5%)
10,154	Career Education Corp. (b)	233,745
13,502	Corinthian Colleges, Inc. (b)	132,995
4,445	ITT Educational Services, Inc. (b)	369,024
7,044	Korn/Ferry International (b)	97,912
12,545	Manpower, Inc.	541,693
10,082	Rent-A-Center, Inc. (b)	204,261
2,188	Strayer Education, Inc.	454,863
9,180	United Rentals, Inc. (b)	85,558
		2,120,051

Shares		Market Value(a)
Consumer Staples—continued
Tobacco (.1%)
3,702	Universal Corp.	$146,895
Energy (6.3%)
Mining (.4%)
24,895	Arch Coal, Inc.	493,170
11,555	Patriot Coal Corp. (b)	135,771
		628,941
Oil & Gas (4.3%)
8,687	Atwood Oceanics, Inc. (b)	221,692
5,963	Bill Barrett Corp. (b)	183,482
12,853	Cimarex Energy Co.	920,018
7,232	Comstock Resources, Inc. (b)	200,471
17,229	Forest Oil Corp. (b)	471,385
16,193	Frontier Oil Corp.	217,796
14,098	Helix Energy Solutions Group, Inc. (b)	151,836
15,741	Mariner Energy, Inc. (b)	338,117
20,440	Newfield Exploration Co. (b) (c)	998,698
8,449	Oceaneering International, Inc. (b)	379,360
23,574	Patterson-UTI Energy, Inc.	303,397
21,466	Plains Exploration & Production Co. (b)	442,414
26,908	Pride International, Inc. (b)	601,125
18,263	Quicksilver Resources, Inc. (b)	200,893
19,072	Southern Union Co.	416,914
		6,047,598
Oil and Gas Services (.7%)
9,645	Exterran Holdings, Inc. (b)	248,937
12,039	Superior Energy Services, Inc. (b)	224,768
7,946	Tidewater, Inc.	307,669
6,230	Unit Corp. (b)	252,876
		1,034,250
Pipelines (.5%)
15,488	Dynegy, Inc. (b)	59,629
12,524	National Fuel Gas Co.	574,601
		634,230

See accompanying notes to investments in securities.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Energy—continued
Service (.4%)
24,606	KBR, Inc.	$500,486
Financial (19.7%)
Auto Finance (.2%)
14,844	AmeriCredit Corp. (b)	270,458
Banks (4.1%)
26,494	Associated Banc-Corp	324,816
11,229	BancorpSouth, Inc.	200,775
7,361	Bank of Hawaii Corp.	355,904
12,029	Cathay General Bancorp	124,260
6,674	City National Corp.	341,909
11,254	Commerce Bancshares, Inc.	405,031
9,247	Cullen/Frost Bankers, Inc.	475,296
16,511	FirstMerit Corp.	282,833
30,398	Fulton Financial Corp.	293,341
7,901	International Bancshares Corp.	131,868
7,713	Navigant Consulting, Inc. (b)	80,061
16,236	NewAlliance Bancshares, Inc.	182,006
4,760	PacWest Bancorp	87,156
7,143	Prosperity Bancshares, Inc.	248,219
6,337	SVB Financial Group (b)	261,274
119,987	Synovus Financial Corp.	304,767
18,950	TCF Financial Corp.	314,759
8,709	Trustmark Corp.	181,321
24,663	Valley National Bancorp	335,910
17,233	Washington Federal, Inc.	278,830
10,220	Webster Financial Corp.	183,347
4,506	Westamerica BanCorp.	236,655
13,973	Wilmington Trust Corp.	154,961
		5,785,299
Commercial Services (.1%)
7,799	Deluxe Corp.	146,231
Finance — Diversified (1.0%)
6,872	Affiliated Managers Group, Inc. (b)	417,612
18,166	Eaton Vance Corp.	501,563
7,234	FTI Consulting, Inc. (b)	315,330
3,293	Greenhill & Co., Inc.	201,301
		1,435,806

Shares		Market Value(a)
Financial—continued
Insurance (4.5%)
11,586	American Financial Group, Inc.	$316,530
15,851	Arthur J Gallagher & Co.	386,447
18,077	Brown & Brown, Inc.	345,994
15,946	CoreLogic, Inc.	281,606
9,028	Everest Re Group, Ltd.	638,460
35,192	Fidelity National Financial, Inc. - Class A	457,144
15,857	First American Financial Corp.	201,067
17,620	HCC Insurance Holdings, Inc.	436,271
5,392	Mercury General Corp.	223,444
36,931	Old Republic International Corp.	447,973
13,116	Protective Life Corp.	280,551
11,207	Reinsurance Group of America, Inc.	512,272
7,252	StanCorp Financial Group, Inc.	293,996
6,871	The Hanover Insurance Group, Inc.	298,889
9,854	Transatlantic Holdings, Inc.	472,598
7,596	Unitrin, Inc.	194,458
19,684	WR Berkley Corp.	520,839
		6,308,539
Investment Bankers/Brokers (1.0%)
29,676	Apollo Investment Corp.	276,877
18,677	Jefferies Group, Inc.	393,711
15,236	Raymond James Financial, Inc.	376,177
13,182	Waddell & Reed Financial, Inc. - Class A	288,422
		1,335,187
Mortgage Revenue Bonds (.3%)
14,528	Lender Processing Services, Inc.	454,872
Real Estate Investment Trust (.3%)
6,441	Jones Lang LaSalle, Inc.	422,787
Real Estate Investment Trust — Apartments (1.2%)
9,528	BRE Properties, Inc.	351,869
10,101	Camden Property Trust	412,626

See accompanying notes to investments in securities.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Financial—continued
4,592	Essex Property Trust, Inc.	$447,904
24,848	UDR, Inc.	475,342
		1,687,741
Real Estate Investment Trust — Diversified (.8%)
15,703	Cousins Properties, Inc.	105,838
37,910	Duke Realty Corp.	430,279
17,352	Liberty Property Trust	500,605
		1,036,722
Real Estate Investment Trust — Health Care (1.0%)
18,376	Nationwide Health Properties, Inc.	657,309
14,247	Omega Healthcare Investors, Inc.	283,943
19,521	Senior Housing Properties Trust	392,567
		1,333,819
Real Estate Investment Trust — Hotels (.3%)
18,906	Hospitality Properties Trust	398,917
Real Estate Investment Trust — Office (1.5%)
6,788	Alexandria Real Estate Equities, Inc.	430,156
8,987	Corporate Office Properties Trust SBI	339,349
10,969	Highwoods Properties, Inc.	304,499
12,149	Mack-Cali Realty Corp.	361,190
11,946	SL Green Realty Corp.	657,508
		2,092,702
Real Estate Investment Trust — Regional Mall (.5%)
19,858	The Macerich Co.	741,101
Real Estate Investment Trust — Shopping (1.4%)
5,370	Equity One, Inc.	83,772
9,401	Federal Realty Investment Trust	660,608
16,008	Realty Income Corp.	485,523
12,533	Regency Centers Corp.	431,135

Shares		Market Value(a)
Financial—continued
16,023	Weingarten Realty Investors	$305,238
		1,966,276
Real Estate Investment Trust — Warehouse — Industrial (.4%)
25,712	AMB Property Corp.	609,631
Savings and Loans (1.1%)
12,599	Astoria Financial Corp.	173,362
32,027	First Niagara Financial Group, Inc.	401,298
66,721	New York Community Bancorp, Inc.	1,018,830
		1,593,490
Health Care (11.1%)
Biotechnology (1.2%)
10,853	Affymetrix, Inc. (b)	64,032
2,961	Bio-Rad Laboratories, Inc. - Class A (b)	256,097
10,142	Charles River Laboratories International, Inc. (b)	346,958
30,982	Vertex Pharmaceuticals, Inc. (b) (c)	1,019,308
		1,686,395
Drugs (1.9%)
17,814	Endo Pharmaceuticals Holdings, Inc. (b)	388,701
1,536	Furiex Pharmaceuticals, Inc. (b)	15,606
8,924	Medicis Pharmaceutical Corp. - Class A	195,257
12,327	Perrigo Co.	728,156
18,160	Pharmaceutical Product Development, Inc.	461,446
,580	United Therapeutics Corp. (b)	369,980
9,626	Valeant Pharmaceuticals International (b)	503,343
		2,662,489
Health Care Equipment (.6%)
10,707	Immucor, Inc. (b)	203,968
8,021	Masimo Corp.	190,980
8,782	Thoratec Corp. (b)	375,255
		770,203

See accompanying notes to investments in securities.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Health Care—continued
Hospital Management (1.4%)
14,492	Community Health Systems, Inc. (b)	$489,974
38,356	Health Management Associates, Inc. - Class A (b)	298,026
6,028	Kindred Healthcare, Inc. (b)	77,400
8,450	LifePoint Hospitals, Inc. (b)	265,330
8,678	Psychiatric Solutions, Inc. (b)	283,944
14,880	Universal Health Services, Inc. - Class B	567,672
		1,982,346
Managed Care (.4%)
15,228	Health Net, Inc. (b)	371,106
6,429	WellCare Health Plans, Inc. (b)	152,625
		523,731
Medical Products/Supplies (4.2%)
10,741	Beckman Coulter, Inc.	647,575
17,362	Edwards Lifesciences Corp. (b)	972,619
7,573	Gen-Probe, Inc. (b)	343,966
14,001	Henry Schein, Inc. (b)	768,655
9,671	Hill-Rom Holdings, Inc.	294,289
39,698	Hologic, Inc. (b)	552,993
9,557	Kinetic Concepts, Inc. (b)	348,926
9,667	Owens & Minor, Inc.	274,349
11,597	ResMed, Inc. (b)	705,214
9,080	STERIS Corp.	282,206
5,713	Techne Corp.	328,212
13,171	VCA Antech, Inc. (b)	326,114
		5,845,118
Personal Care (.1%)
6,386	Life Time Fitness, Inc. (b)	203,011
Special Services (1.3%)
9,891	Covance, Inc. (b)	507,606
15,227	Lincare Holdings, Inc. (b)	495,030
7,210	Mednax, Inc. (b)	400,948
18,417	Omnicare, Inc.	436,483
		1,840,067

Shares		Market Value(a)
Technology (13.1%)
Computer Networking (1.0%)
8,180	Alliance Data Systems Corp. (b)	$486,874
7,019	Equinix, Inc. (b)	570,083
13,020	Polycom, Inc. (b)	387,866
		1,444,823
Computer Services & Software (6.0%)
5,147	ACI Worldwide, Inc. (b)	100,212
12,209	Acxiom Corp. (b)	179,350
2,416	Advent Software, Inc. (b)	113,455
13,868	ANSYS, Inc. (b)	562,625
16,352	AOL, Inc. (b)	339,958
41,414	Cadence Design Systems, Inc. (b)	239,787
6,070	Digital River, Inc. (b)	145,134
12,275	F5 Networks, Inc. (b)	841,697
9,284	Gartner, Inc. - Class A (b)	215,853
12,504	Global Payments, Inc.	456,896
13,988	Informatica Corp. (b)	334,033
25,342	Ingram Micro, Inc. - Class A (b)	384,945
16,368	Mentor Graphics Corp. (b)	144,857
12,298	MICROS Systems, Inc. (b)	391,937
17,822	MSCI, Inc. (b)	488,323
8,671	National Instruments Corp.	275,564
25,679	Palm, Inc. (b)	146,113
17,786	Parametric Technology Corp. (b)	278,707
9,458	Quest Software, Inc. (b)	170,622
19,782	SEI Investments Co.	402,762
10,724	Solera Holdings, Inc.	388,209
6,546	SRA International, Inc. - Class A (b)	128,760
13,309	Sybase, Inc. (b)	860,560
22,672	Synopsys, Inc. (b)	473,165
25,456	TIBCO Software, Inc. (b)	306,999
		8,370,523
Computer Systems (.7%)
10,104	Diebold, Inc.	275,334
13,066	Jack Henry & Associates, Inc.	312,016
3,434	Mantech International Corp. - Class A (b)	146,186
24,561	NCR Corp. (b)	297,679
		1,031,215

See accompanying notes to investments in securities.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Technology—continued
Electrical Defense (.2%)
5,064	Alliant Techsystems, Inc. (b)	$314,272
Electrical Equipment (.4%)
21,370	Gentex Corp.	384,232
28,597	Vishay Intertechnology, Inc. (b)	221,341
		605,573
Electrical Instruments (.4%)
8,089	Thomas & Betts Corp. (b)	280,689
8,708	Woodward Governor Co.	222,315
		503,004
Electronic Component — Semiconductor (2.3%)
70,589	Atmel Corp. (b)	338,827
16,525	Cree, Inc. (b)	991,996
19,245	Fairchild Semiconductor International, Inc. (b)	161,851
24,887	Integrated Device Technology, Inc. (b)	123,191
10,828	International Rectifier Corp. (b)	201,509
18,952	Intersil Corp. - Class A	229,509
19,388	Lam Research Corp. (b)	737,907
9,412	Semtech Corp. (b)	154,074
7,049	Silicon Laboratories, Inc. (b)	285,907
		3,224,771
Electronics — Computer Distribution (.7%)
18,453	Arrow Electronics, Inc. (b)	412,424
23,263	Avnet, Inc. (b) (c)	560,871
		973,295
Services — Data Processing (.9%)
20,866	Broadridge Financial Solutions, Inc.	397,497
5,654	DST Systems, Inc.	204,336
6,361	Factset Research Systems, Inc.	426,123
6,996	Fair Isaac Corp.	152,443
		1,180,399

Shares		Market Value(a)
Technology—continued
Special Services (.5%)
17,573	Aecom Technology Corp. (b)	$405,233
6,442	Tower Watson & Co. - Class A	250,272
		655,505
Transportation (2.2%)
Airlines (.4%)
20,724	AirTran Holdings, Inc. (b)	100,511
5,448	Alaska Air Group, Inc. (b)	244,888
31,872	JetBlue Airways Corp. (b)	174,977
		520,376
Railroads (.4%)
15,585	Kansas City Southern (b)	566,515
Shipping (.5%)
6,232	Alexander & Baldwin, Inc.	185,589
8,279	Kirby Corp. (b)	316,672
4,076	Overseas Shipholding Group, Inc.	150,975
		653,236
Transport Services (.2%)
7,684	Landstar System, Inc.	299,599
Trucking (.7%)
8,246	Con-way, Inc.	247,545
7,012	GATX Corp.	187,080
13,461	JB Hunt Transport Services, Inc.	439,771
6,754	Werner Enterprises, Inc.	147,845
		1,022,241
Utilities (6.7%)
Electric Companies (3.5%)
16,972	Alliant Energy Corp.	538,691
5,996	Black Hills Corp.	170,706
9,230	Cleco Corp.	243,764
18,224	DPL, Inc.	435,554
20,767	Great Plains Energy, Inc.	353,454
14,228	Hawaiian Electric Industries, Inc.	324,114
7,363	IDACORP, Inc.	244,967

See accompanying notes to investments in securities.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Utilities—continued
28,825	MDU Resources Group, Inc.	$519,715
16,365	NSTAR	572,775
35,997	NV Energy, Inc.	425,125
14,894	OGE Energy Corp.	544,525
13,280	PNM Resources, Inc.	148,470
16,869	Westar Energy, Inc.	364,539
		4,886,399
Natural Gas (2.2%)
11,928	AGL Resources, Inc.	427,261
14,272	Atmos Energy Corp.	385,915
11,014	Energen Corp.	488,251
7,915	Gardner Denver, Inc.	352,930
26,860	Questar Corp.	433,789
16,728	UGI Corp.	425,560
12,440	Vectren Corp.	294,330
7,735	WGL Holdings, Inc.	263,222
		3,071,258

Shares		Market Value(a)
Utilities—continued
Utilities Diversified (.3%)
6,175	Itron, Inc. (b)	$381,739
Waste Management (.4%)
3,519	Clean Harbors, Inc. (b)	233,697
11,895	Waste Connections, Inc. (b)	415,016
		648,713
Water Utilities (.3%)
20,984	Aqua America, Inc.	370,997
Total common stocks (cost: $136,564,721)		135,316,864

Shares
Short-Term Securities (3.2%)
Investment Companies (3.2%)
2,000,000	JPMorgan U.S. Government Money Market Fund, current rate 0.050%	2,000,000
1,250,000	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.010%	1,250,000
1,219,023	Wells Fargo & Co. , current rate 0.010%	1,219,023
	Total short-term securities (cost: $4,469,023)	4,469,023
	Total investments in securities (cost: $141,033,744) (e)	$139,785,887
	Cash and other assets in excess of liabilities (.2%)	240,673
	Total net assets (100.0%)	$140,026,560

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Fully or partially pledged as initial margin deposits on open futures contracts.

See accompanying notes to investments in securities.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Holdings of Open Futures Contracts

On June 30, 2010, securities with an aggregate market value of $3,026,540 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P Mid 400® E-Mini Future	September 2010	68	Long	$—	$306,514
		68		$0	$306,514

(d)  The Portfolio held 0.4% of net assets in foreign securities at June 30, 2010.

(e)  At June 30, 2010 the cost of securities for federal income tax purposes was $141,033,757. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$19,329,981
Gross unrealized depreciation	(20,577,838)
Net unrealized depreciation	$(1,247,857)

See accompanying notes to investments in securities.

Real Estate Securities Portfolio
Investments in Securities

June 30, 2010
(Unaudited)

(Percentages of each investment category relate to total net assets)

Shares		Market Value(a)
Common Stocks (97.1%)
Communication Services (.5%)
Telephone (0.5%)
12,300	Crown Castle International Corp. (b)	$458,298
Consumer Cyclical (.9%)
Lodging — Hotel (.9%)
15,705	Marriott International, Inc. - Class A	470,208
7,300	Starwood Hotels & Resorts Worldwide, Inc.	302,439
		772,647
Financial (95.1%)
Real Estate (7.4%)
124,900	Brookfield Properties Corp. (c)	1,753,596
21,000	CB Richard Ellis Group, Inc. - Class A (b)	285,810
53,000	Digital Realty Trust, Inc.	3,057,040
91,400	Forest City Enterprises, Inc. (Class A) (b)	1,034,648
37,400	Retail Opportunity Investments Corp.	360,910
		6,492,004
Real Estate Investment Trust (.3%)
12,700	Agree Realty Corp. (REIT)	296,164
Real Estate Investment Trust — Apartments (13.4%)
23,300	American Campus Communities, Inc.	635,857
39,100	Associated Estates Realty Corp.	506,345
17,651	AvalonBay Communities, Inc.	1,648,074
19,600	Camden Property Trust	800,660
39,800	Education Realty Trust, Inc. (REIT)	239,994
92,300	Equity Residential	3,843,372
8,626	Essex Property Trust, Inc.	841,380
29,500	Home Properties, Inc.	1,329,565
12,500	Mid-America Apartment Communities, Inc. (REIT)	643,375
65,600	UDR, Inc.	1,254,928
		11,743,550

Shares		Market Value(a)
Financial—continued
Real Estate Investment Trust — Diversified (9.1%)
38,300	DuPont Fabros Technology, Inc. (REIT)	$940,648
15,200	Entertainment Properties Trust (REIT)	578,664
39,600	Liberty Property Trust	1,142,460
30,100	National Retail Properties, Inc.	645,344
47,186	Vornado Realty Trust	3,442,219
45,700	Washington Real Estate Investment Trust	1,260,863
		8,010,198
Real Estate Investment Trust — Health Care (10.0%)
128,000	HCP, Inc.	4,128,000
38,900	Health Care REIT, Inc.	1,638,468
36,500	Nationwide Health Properties, Inc.	1,305,605
35,600	Ventas, Inc.	1,671,420
		8,743,493
Real Estate Investment Trust — Hotels (7.1%)
33,100	Chatham Lodging Trust (REIT) (b)	591,497
108,414	DiamondRock Hospitality Co. (b)	891,163
39,100	FelCor Lodging Trust, Inc. (REIT) (b)	195,109
73,400	Hersha Hospitality Trust (REIT)	331,768
229,146	Host Hotels & Resorts, Inc.	3,088,888
48,800	LaSalle Hotel Properties	1,003,816
6,500	Pebblebrook Hotel Trust (b)	122,525
		6,224,766
Real Estate Investment Trust — Manufactured Housing (.6%)
10,500	Equity Lifestyle Properties, Inc.	506,415
Real Estate Investment Trust — Office (17.7%)
17,300	Alexandria Real Estate Equities, Inc.	1,096,301
103,300	BioMed Realty Trust, Inc.	1,662,097

See accompanying notes to investments in securities.

Real Estate Securities Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Financial—continued
53,821	Boston Properties, Inc.	$3,839,590
120,600	Brandywine Realty Trust	1,296,450
41,720	Corporate Office Properties Trust SBI	1,575,347
93,908	Douglas Emmett, Inc.	1,335,372
26,700	Highwoods Properties, Inc.	741,192
34,700	Hudson Pacific Properties, Inc. (REIT) (b)	598,575
38,000	Kilroy Realty Corp.	1,129,740
30,700	Mack-Cali Realty Corp.	912,711
25,000	SL Green Realty Corp.	1,376,000
		15,563,375
Real Estate Investment Trust — Regional Mall (13.3%)
61,900	CBL & Associates Properties, Inc.	770,036
102,979	Simon Property Group, Inc.	8,315,554
6,300	Taubman Centers, Inc. (REIT)	237,069
64,369	The Macerich Co.	2,402,251
		11,724,910
Real Estate Investment Trust — Self Storage (4.6%)
38,800	Extra Space Storage, Inc.	539,320
39,700	Public Storage	3,490,027
		4,029,347
Real Estate Investment Trust — Shopping (5.2%)
59,956	Acadia Realty Trust	1,008,460

Shares		Market Value(a)
Financial—continued
63,400	Developers Diversified Realty Corp. (REIT)	$627,660
13,000	Federal Realty Investment Trust	913,510
71,000	Kimco Realty Corp.	954,240
21,100	Regency Centers Corp.	725,840
9,200	Tanger Factory Outlet Centers (REIT)	380,696
		4,610,406
Real Estate Investment Trust — Warehouse — Industrial (6.4%)
61,800	AMB Property Corp.	1,465,278
38,600	EastGroup Properties, Inc.	1,373,388
79,700	First Potomac Realty Trust	1,145,289
161,176	ProLogis	1,632,713
		5,616,668
Health Care (.6%)
Health Care Diversified (.6%)
36,538	Brookdale Senior Living, Inc. (b)	548,070
Total common stocks (cost: $67,609,793)		85,340,311
Preferred Stock (0.6%)
Financial (.6%)
Real Estate Investment Trust — Diversified (.6%)
20,500	CapLease, Inc. (Series A)	490,155
Total preferred stocks (cost: $471,730)		490,155

Shares
Short-Term Securities (2.9%)
Investment Companies (2.9%)
150,500	JPMorgan U.S. Government Money Market Fund, current rate 0.050%	150,500
2,407,275	Wells Fargo & Co., current rate 0.010%	2,407,275
	Total short-term securities (cost: $2,557,775)	2,557,775
	Total investments in securities (cost: $70,640,298) (d)	$88,388,241
	Cash and other assets in excess of liabilities (-.6%)	(553,188)
	Total net assets (100.0%)	$87,835,053

See accompanying notes to investments in securities.

Real Estate Securities Portfolio
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  The Portfolio held 2.0% of net assets in foreign securities at June 30, 2010.

(d)  At June 30, 2010 the cost of securities for federal income tax purposes was $70,640,298. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$19,057,833
Gross unrealized depreciation	(1,309,890)
Net unrealized appreciation	$17,747,943

See accompanying notes to investments in securities.

(This page has been left blank intentionally.)

Advantus Series Fund, Inc.

Statements of Assets and Liabilities

June 30, 2010
(Unaudited)

	Bond Portfolio	Money Market Portfolio	Mortgage Securities Portfolio	Index 500 Portfolio
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*	$375,403,227	$117,830,137	$134,392,445	$395,658,086
Cash in bank on demand deposit	–	–	–	1,440
Foreign currency in bank on deposit (identified cost: $569,793)	–	–	–	–
Receivable for Fund shares sold	69,648	346,809	144	211,605
Receivable for investment securities sold (including paydowns)	13,008,342	–	5,006,771	–
Dividends and accrued interest receivable	3,053,950	229,011	488,051	533,002
Receivable for refundable foreign income taxes withheld	–	–	–	–
Receivable from advisor	–	51,839	–	–
Unrealized appreciation on forward foreign currency contracts held, at value	–	–	–	–
Prepaid expenses	10,601	8,297	4,752	10,510
Total assets	391,545,768	118,466,093	139,892,163	396,414,643
Liabilities
Bank overdraft	10,252	–	9,535	–
Payable for Fund shares repurchased	–	–	51,565	–
Payable for investment securities purchased	–	–	–	–
Payable for investment securities purchased on a forward – commitment basis (note 2)	19,871,531	–	21,248,247	–
Payable to Advisor	221,580	62,351	75,040	153,576
Accrued expenses	60,916	28,154	53,019	51,346
Unrealized depreciation on forward foreign currency contracts held, at value	–	–	–	–
Variation margin payable	7,813	–	–	82,215
Total liabilities	20,172,092	90,505	21,437,406	287,137
Net assets applicable to outstanding capital stock	$371,373,676	$118,375,588	$118,454,757	$396,127,506
Represented by:
Capital stock – authorized 10 trillion shares of $.01 par value**	$2,205,645	$1,183,803	$760,662	$1,116,487
Additional paid-in capital	405,189,117	117,194,405	148,095,751	240,690,072
Undistributed (distributions in excess of) net investment income	7,730,511	34,564	2,071,634	3,238,905
Accumulated net realized gains (losses) from investments and foreign currency transactions (note 2)	(35,465,775)	(37,184)	(22,884,871)	(2,598,674)
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(8,285,822)	–	(9,588,419)	153,680,716
Total – representing net assets applicable to outstanding capital stock	$371,373,676	$118,375,588	$118,454,757	$396,127,506
Net assets by class:
Class 1		$258,050	$115,547	$150,224
Class 2	371,115,626	$118,375,588	118,339,210	395,977,282
Net asset value per share of outstanding capital stock by class:
Class 1	1.690	N/A	1.563	3.561
Class 2	1.684	1.00	1.557	3.548
* Identified cost	$383,948,102	$117,830,137	$143,980,864	$241,319,116
** Shares outstanding by class:
Class 1	152,697	N/A	73,923	42,184
Class 2	220,411,818	118,380,268	75,992,228	111,606,529

See accompanying notes to financial statements.

	International Bond Portfolio	Index 400 Mid-Cap Portfolio	Real Estate Securities Portfolio
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*	$98,867,783	$139,785,887	$88,388,241
Cash in bank on demand deposit	–	21	15,113
Foreign currency in bank on deposit (identified cost: $569,793)	565,501	–	–
Receivable for Fund shares sold	6	143,068	148
Receivable for investment securities sold (including paydowns)	773	521,870	70,668
Dividends and accrued interest receivable	1,318,437	128,275	254,578
Receivable for refundable foreign income taxes withheld	103,713	–	–
Receivable from advisor	–	–	–
Unrealized appreciation on forward foreign currency contracts held, at value	4,388,594	–	–
Prepaid expenses	4,500	4,180	3,334
Total assets	105,249,307	140,583,301	88,732,082
Liabilities
Bank overdraft	–	–	–
Payable for Fund shares repurchased	26,301	–	6,371
Payable for investment securities purchased	13,381	433,923	769,403
Payable for investment securities purchased on a forward – commitment basis (note 2)	–	–	–
Payable to Advisor	84,177	56,898	82,948
Accrued expenses	49,317	42,377	38,307
Unrealized depreciation on forward foreign currency contracts held, at value	2,116,086	–	–
Variation margin payable	–	23,543	–
Total liabilities	2,289,262	556,741	897,029
Net assets applicable to outstanding capital stock	$102,960,045	$140,026,560	$87,835,053
Represented by:
Capital stock – authorized 10 trillion shares of $.01 par value**	$530,987	$830,902	$434,053
Additional paid-in capital	93,685,691	144,895,999	90,889,033
Undistributed (distributions in excess of) net investment income	2,975,561	623,580	1,111,832
Accumulated net realized gains (losses) from investments and foreign currency transactions (note 2)	825,330	(4,769,538)	(22,347,808)
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	4,942,476	(1,554,383)	17,747,943
Total – representing net assets applicable to outstanding capital stock	$102,960,045	$140,026,560	$87,835,053
Net assets by class:
Class 1	$188,274	$118,760	$184,381
Class 2	102,771,771	139,907,800	87,650,672
Net asset value per share of outstanding capital stock by class:
Class 1	1.946	1.692	2.031
Class 2	1.939	1.685	2.024
* Identified cost	$96,144,841	$141,033,756	$70,640,298
** Shares outstanding by class:
Class 1	96,732	70,207	90,772
Class 2	53,001,957	83,019,973	43,314,525

Advantus Series Fund, Inc.

Statements of Operations

Six months ended June 30, 2010
(Unaudited)

	Bond Portfolio	Money Market Portfolio	Mortgage Securities Portfolio	Index 500 Portfolio
Investment Income
Interest (net of foreign withholding taxes of $27,700 for International Bond Portfolio)	$9,066,120	$117,600	$2,582,503	$600
Dividends (net of foreign withholding taxes of $46,707 for International Bond Portfolio and $4,826 for Real Estate)	–	–	–	4,259,698
Total investment income	9,066,120	117,600	2,582,503	4,260,298
Expenses (note 4):
Investment advisory fee	717,392	167,322	235,658	328,709
Rule 12b-1 fees – class 2	448,093	139,435	147,167	547,676
Administrative services fee	24,487	15,841	27,659	13,763
Custodian fees	4,825	3,337	2,373	8,037
Audit and accounting services	101,892	56,693	61,709	60,412
Legal fees	7,327	10,892	12,649	10,892
Printing and shareholder reports	10,666	10,666	10,666	10,666
Director's fees	6,800	6,800	6,800	6,800
Insurance	4,896	1,759	1,692	5,948
S&P licensing fee	–	–	–	18,321
Other	9,231	4,795	4,496	10,169
Total expenses before waiver	1,335,609	417,540	510,869	1,021,393
Less waiver[1]	–	(299,940)	–	–
Total Expenses net of waiver	1,335,609	117,600	510,869	1,021,393
Investment income (loss) – net	7,730,511	–	2,071,634	3,238,905
Realized and Unrealized gains (losses) on investments and foreign currencies:
Net realized gains (losses) from:
Investments (note 3)	4,121,527	(898)	(4,101,186)	3,690,729
Foreign currency transactions	–	–	–	–
Net increase from litigation payments	8,187	–	–	9,163
Futures transactions	358,965	–	(2,936)	287,499
Options on foreign currency transactions	–	–	–	–
Net change in unrealized appreciation or depreciation on:
Investments	10,733,752	–	8,189,351	(34,850,409)
Translation of assets and liabilities in foreign currency	–	–	–	–
Futures transactions	305,584	–	(7,516)	(880,805)
Net gains (losses) on investments	15,528,015	(898)	4,077,713	(31,743,823)
Net increase (decrease) in net assets resulting from operations	$23,258,526	$(898)	$6,149,347	$(28,504,918)
[1] Waiver includes advisory fees of $149,970 and distribution fees of $149,970.

See accompanying notes to financial statements.

	International Bond Portfolio	Index 400 Mid-Cap Portfolio	Real Estate Securities Portfolio
Investment Income
Interest (net of foreign withholding taxes of $27,700 for International Bond Portfolio)	$2,901,379	$324	$2,011
Dividends (net of foreign withholding taxes of $46,707 for International Bond Portfolio and $4,826 for Real Estate)	–	1,042,255	1,646,026
Total investment income	2,901,379	1,042,579	1,648,037
Expenses (note 4):
Investment advisory fee	304,136	113,270	317,898
Rule 12b-1 fees – class 2	126,517	188,651	113,331
Administrative services fee	25,921	18,167	18,167
Custodian fees	44,357	4,370	6,658
Audit and accounting services	60,804	54,190	47,305
Legal fees	10,892	10,892	10,891
Printing and shareholder reports	10,666	10,666	10,666
Director's fees	6,800	6,800	6,800
Insurance	1,310	1,863	1,106
S&P licensing fee	–	5,712	–
Other	3,768	4,418	3,383
Total expenses before waiver	595,171	418,999	536,205
Less waiver[1]	–	–	–
Total Expenses net of waiver	595,171	418,999	536,205
Investment income (loss) – net	2,306,208	623,580	1,111,832
Realized and Unrealized gains (losses) on investments and foreign currencies:
Net realized gains (losses) from:
Investments (note 3)	359,337	2,314,244	3,496,331
Foreign currency transactions	478,831	–	–
Net increase from litigation payments	463	1,980	–
Futures transactions	–	596,768	–
Options on foreign currency transactions	–	–	–
Net change in unrealized appreciation or depreciation on:
Investments	(843,071)	(5,091,969)	492,956
Translation of assets and liabilities in foreign currency	2,445,374	–	–
Futures transactions	–	(558,028)	–
Net gains (losses) on investments	2,440,934	(2,737,005)	3,989,287
Net increase (decrease) in net assets resulting from operations	$4,747,142	$(2,113,425)	$5,101,119
[1] Waiver includes advisory fees of $149,970 and distribution fees of $149,970.

Advantus Series Funds, Inc.

Statements of Changes in Net Assets

Six months ended June 30, 2010 and year ended December 31, 2009
(Unaudited)

	Bond Portfolio		Money Market Portfolio
	2010	2009	2010	2009
Operations:
Investment income (loss) – net	$7,730,511	$16,726,390	$–	$418,911
Net realized gains (losses) on investments	4,488,679	(18,225,364)	(898)	(36,286)
Net change in unrealized appreciation or depreciation of investments	11,039,336	49,667,521	–	–
Net increase (decrease) in net assets resulting from operations	23,258,526	48,168,547	(898)	382,625
Distributions to shareholders from:
Investment income – net
Class 2	–	–	–	(384,347)
Total distributions	–	–	–	(384,347)
Capital share transactions (note 6):
Proceeds from sales
Class 1	55,492	165,595	–	–
Class 2	9,629,643	19,090,027	28,555,223	28,967,014
Shares issued as a result of reinvested distributions
Class 2	–	–	–	384,347
Payments for redemption of shares
Class 1		(6,330)	(107,676)
Class 2	(8,507,693)	(55,268,755)	(24,547,907)	(64,069,435)
Increase (decrease) in net assets from capital share transactions	1,171,112	(36,120,809)	4,007,316	(34,718,074)
Total increase (decrease) in net assets	24,429,638	12,047,738	4,006,418	(34,719,796)
Net assets at beginning of year	346,944,038	334,896,300	114,369,170	149,088,966
Net assets at end of period*	$371,373,676	$346,944,038	$118,375,588	$114,369,170
* including (distributions in excess of) undistributed net investment income of	$7,730,511	$–	$34,564	$34,564

See accompanying notes to financial statements.

	Mortgage Securities Portfolio		Index 500 Portfolio
	2010	2009	2010	2009
Operations:
Investment income (loss) – net	$2,071,634	$5,514,986	$3,238,905	$6,866,178
Net realized gains (losses) on investments	(4,104,122)	(12,192,556)	3,987,391	(1,914,421)
Net change in unrealized appreciation or depreciation of investments	8,181,835	15,740,735	(35,731,214)	84,476,994
Net increase (decrease) in net assets resulting from operations	6,149,347	9,063,165	(28,504,918)	89,428,751
Distributions to shareholders from:
Investment income – net
Class 2	–	–	–	–
Total distributions	–	–	–	–
Capital share transactions (note 6):
Proceeds from sales
Class 1	40,287	62,287	63,036	99,597
Class 2	975,837	2,670,437	6,665,999	30,070,975
Shares issued as a result of reinvested distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(7,889)	(38,751)	(32,322)	(14,876)
Class 2	(6,096,362)	(27,025,268)	(31,806,590)	(42,493,204)
Increase (decrease) in net assets from capital share transactions	(5,088,127)	(24,331,295)	(25,109,877)	(12,337,508)
Total increase (decrease) in net assets	1,061,220	(15,268,130)	(53,614,795)	77,091,243
Net assets at beginning of year	117,393,537	132,661,667	449,742,301	372,651,058
Net assets at end of period*	$118,454,757	$117,393,537	$396,127,506	$449,742,301
* including (distributions in excess of) undistributed net investment income of	$2,071,634	$–	$3,238,905	$–

Advantus Series Funds, Inc.

Statements of Changes in Net Assets – continued

Six months ended June 30, 2010 and year ended December 31, 2009
(Unaudited)

	International Bond Portfolio		Index 400 Mid-Cap Portfolio
	2010	2009	2010	2009
Operations:
Investment income (loss) – net	$2,306,208	$3,323,606	$623,580	$1,183,706
Net realized gains (losses) on investments and foreign currencies	838,631	7,975,017	2,912,992	(6,795,486)
Net change in unrealized appreciation or depreciation of investments	1,602,303	2,327,205	(5,649,997)	42,877,415
Net increase (decrease) in net assets resulting from operations	4,747,142	13,625,828	(2,113,425)	37,265,635
Capital share transactions (note 6):
Proceeds from sales
Class 1	48,486	76,302	37,831	90,589
Class 2	4,713,821	7,956,220	3,067,630	12,921,773
Payments for redemption of shares
Class 1	(5,785)	(12,307)	(3,138)	(46,287)
Class 2	(2,780,006)	(18,476,256)	(7,357,791)	(16,257,638)
Increase (decrease) in net assets from capital share transactions	1,976,516	(10,456,041)	(4,255,468)	(3,291,563)
Total increase (decrease) in net assets	6,723,658	3,169,787	(6,368,893)	33,974,072
Net assets at beginning of year	96,236,387	93,066,600	146,395,453	112,421,381
Net assets at end of period*	$102,960,045	$96,236,387	$140,026,560	$146,395,453
* including (distributions in excess of) undistributed net investment income of	$2,975,561	$669,353	$623,580	$–

See accompanying notes to financial statements.

	Real Estate Securities Portfolio
	2010	2009
Operations:
Investment income (loss) – net	$1,111,832	$1,883,040
Net realized gains (losses) on investments and foreign currencies	3,496,331	(18,064,360)
Net change in unrealized appreciation or depreciation of investments	492,956	34,766,366
Net increase (decrease) in net assets resulting from operations	5,101,119	18,585,046
Capital share transactions (note 6):
Proceeds from sales
Class 1	49,587	68,838
Class 2	1,407,638	6,994,030
Payments for redemption of shares
Class 1	(4,948)	(5,118)
Class 2	(6,871,493)	(8,948,120)
Increase (decrease) in net assets from capital share transactions	(5,419,216)	(1,890,370)
Total increase (decrease) in net assets	(318,097)	16,694,676
Net assets at beginning of year	88,153,150	71,458,474
Net assets at end of period*	$87,835,053	$88,153,150
* including (distributions in excess of) undistributed net investment income of	$1,111,832	$–

Advantus Series Fund, Inc.
Notes to Financial Statements

June 30, 2010
(Unaudited)

(1)  Organization

Advantus Series Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with a series of seven portfolios (each a Portfolio and collectively the Fund: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap and Real Estate Securities.) Each Portfolio is diversified except for the International Bond Portfolio. The Fund's prospectus provides a detailed description of each Portfolio's investment objective, policies and strategies. The Portfolios issue two classes of shares: Class 1 and Class 2, except for the Money Market Portfolio which only issues one class of shares (Class 1 shares were registered under the Securities Act of 1933 effective November 6, 2007, but the Portfolio did not commence issue of Class 1 shares until February 11, 2008). Class 2 shares and shares of the Money Market Portfolio are subject to a Rule 12b-1 fee that Class 1 shares are not. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of Rule 12b-1 fees charged differs between Class 1 and Class 2 shares. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund accounts for the assets, liabilities and operations of each Portfolio separately. Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company's ("Minnesota Life") separate accounts in connection with Minnesota Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life, and may also be offered to certain qualified plans.

(2)  Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Fund are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Portfolio's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Valuation Committee under the supervision of the Fund's Board of Directors and in accordance with Board-approved valuation policies and procedures.

A Portfolio's investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Portfolio's share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund's valuation procedures and, if so, to approve the pricing methodology to be used.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

Short-term securities, with the exception of those held in the Money Market Portfolio, are valued at market. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Money Market Portfolio are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Money Market Portfolio will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the highest-cost basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with net realized and unrealized gains or losses from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The International Bond Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Bond is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect itself from market changes, the Fund (excluding the Money Market Portfolio) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expired.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Portfolio may incur a loss upon disposition of the securities. Repurchase agreements are carried at fair value obtained from an independent pricing source. At June 30, 2010, no Portfolios were invested in repurchase agreements.

Federal Taxes

Each Portfolio's policy is to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each Portfolio within the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio's policy is to make the required minimum distributions prior to December 31, in order to avoid Federal excise tax.

Management has analyzed the Funds' tax positions taken on federal tax returns for all open tax years and has concluded that as of December 31, 2009, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for the 2006, 2007 and 2008 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue.

For federal income tax purposes, the following Portfolios had capital loss carryovers at December 31, 2009 which are available to offset future capital gains, if any. It is unlikely the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire:

	Carryover expiring in:
Portfolio	2014	2015	2016	2017
Bond	$(2,028,709)	$(965,714)	$(18,592,175)	$(18,313,854)
Money Market	–	–	–	(36,286)
Mortgage Securities	–	(41,705)	(7,319,303)	(11,322,909)
Index 500	–	–	–	(2,249,543)
Index 400 Mid-Cap	–	–	–	(6,612,442)
Real Estate Securities	–	–	(5,186,643)	(15,610,119)

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Portfolios.

Distributions to Shareholders

Distributions to shareholders from net investment income for the Money Market Portfolio are declared daily and reinvested at month-end in additional shares of capital stock. No Money Market Portfolio distributions are being made or contemplated (See note 4, Net Investment Income Maintenance Agreement for the Money Market Portfolio on page 80). For Portfolios other than the Money Market Portfolio, distributions from net investment

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

income and realized gains, if any, will generally be declared and reinvested in additional shares on an annual basis. The Fund (excluding the Money Market Portfolio) uses consent dividends in place of regular distributions.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of June 30, 2010, the Bond and Mortgage Securities Portfolios had entered into outstanding, when-issued or forward commitments at fair value of $4,018,379 and $13,740,110, respectively. The Portfolios have segregated assets to cover such when-issued and forward commitments.

(3)  Investment Security Transactions

The cost of purchases and proceeds from sales of investment securities, other than temporary or securities lending collateral investments in short-term securities, for the period ended June 30, 201 were as follows:

	Non-U.S. Government		U.S. Government*
	Purchases	Sales	Purchases	Sales
Bond	$117,989,417	$117,087,024	$352,311,975	$335,240,398
Mortgage Securities	6,457,693	11,604,118	154,685,433	149,239,434
Index 500	9,801,893	29,336,567	–	–
International Bond	8,758,849	11,351,889	–	–
Index 400 Mid-Cap	8,206,903	9,295,975	–	–
Real Estate Securities	31,023,251	31,968,310	–	–

*Includes U.S. government-sponsored enterprise securities

(4)  Expenses and Related Party Transactions

The Portfolios have an investment advisory agreement with Advantus Capital Management, Inc. ("Advantus Capital"), a wholly-owned subsidiary of Securian Financial Group. Under the advisory agreement, Advantus Capital manages the Portfolio's investments and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

Each Portfolio of the Fund pays Advantus Capital an annual fee, based on average daily net assets, in the following amounts:

Annual Fee on Net Assets
Bond	.40% of net assets to $1 billion; and .35% of net assets exceeding $1 billion

Money Market	.30% of net assets to $1 billion; and .25% of net assets exceeding $1 billion

Mortgage Securities	.40% of net assets to $1 billion; and .35% of net assets exceeding $1 billion

Index 500	.15% of net assets to $1 billion; and .10% of net assets exceeding $1 billion

International Bond	.60% of net assets to $1 billion; and .55% of net assets exceeding $1 billion

Index 400 Mid-Cap	.15% of net assets to $1 billion; .10% of net assets exceeding $1 billion

Real Estate Securities	.70% of net assets to $1 billion; and .65% of net assets exceeding $1 billion

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

Advantus Capital has a sub-advisory agreement with Franklin Advisers, Inc. (the "Sub-Advisor), a registered investment Advisor for the International Bond Portfolio, under which Advantus Capital paid the Sub-Advisor an annual fee of .37% based on average daily net assets.

The Fund bears certain other operating expenses including independent directors' fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, compensation paid to the Fund's Chief Compliance Officer, and other miscellaneous expenses. Each Portfolio will pay all expenses directly related to its individual operations. Operating expenses not attributable to a specific Portfolio will be allocated based upon the proportionate daily net assets of each Portfolio.

Administrative Services Fee

Each Portfolio pays an administrative services fee to Minnesota Life for accounting, legal and other administrative services which Minnesota Life provides. Effective January 1, 2009, administrative service fees for accounting fees are allocated to the portfolios as determined by the providers based on time and effort. Total monthly fees by portfolio range from $259 to $2,594. Legal services for each portfolio is $2,054 per month.

Accounting Services

The Fund has an agreement with State Street Bank and Trust Company (State Street) in which State Street provides daily fund accounting and investment administration services. In 2010, these fees ranged from 0.01% to 0.03% of net assets depending on the size and makeup of the portfolio. The fees are based upon a calculation of a number of factors including base fees, size of assets, out of pocket expenses and certain other fees.

Distribution Fees

The Fund has adopted a Rule 12b-1 Distribution Plan which covers all of its Class 2 shares and its Money Market Portfolio ("covered Portfolios"). Each covered Portfolio pays distribution fees at the annual rate of .25% of the average daily net assets of the Covered Portfolio. These fees are paid out of the Covered Portfolio's assets, which reduces a Covered Portfolio's net assets as do other Covered Portfolio expenses. The fees are paid to Securian Financial Services, Inc. (Securian), the Fund's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Covered Portfolio's shares. Securian may also use the fees to pay insurance companies, dealers or others for certain non-distribution services as provided for in the Distribution Plan.

Net Investment Income Maintenance Agreement for the Money Market Portfolio

Effective October 29, 2009, an amended and restated net investment income maintenance agreement was approved on behalf of the Money Market Portfolio. Under this agreement, Advantus Capital Management, Inc. (the "Investment Adviser") and Securian Financial Services, Inc. (the "Underwriter") has agreed to waive, reimburse or pay the Money Market Portfolio's advisory and distribution-related expenses respectively so that the Portfolio's daily net investment income does not fall below zero. The amount waived, reimbursed, or paid by the Investment Adviser and the Underwriter may become an obligation of the Portfolio and may be payable to the Investment Adviser and the Underwriter on any day on which the Portfolio's net investment income exceeds zero. For the period ended June 30, 2010, the advisory and distribution waivers totaled $149,970 and $149,970 respectively. These amounts are reflected as fees waived in the accompanying Statement of Operations.

(5)  Illiquid Securities

Each Portfolio currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 5% of net assets. At June 30, 2010, investments in securities of Bond and Mortgage Securities include issues that are illiquid. The aggregate values of illiquid securities held by Bond and Mortgage Securities were $25,278,723 and $3,985,230, respectively, which represent 6.8% and 3.4% of net assets, respectively. Pursuant to guidelines adopted by the Fund's Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(6)  Capital Share Transactions

Transactions in shares of the Portfolios for the period ended June 30, 2010 and December 31, 2009 were as follows:

	Bond – Class 1		Bond – Class 2
	2010	2009	2010	2009
Sold	33,807	110,093	5,939,946	12,958,720
Redeemed	(3,836)	(71,241)	(5,165,905)	(38,387,348)
	29,971	38,852	774,041	(25,428,628)
	Money Market
	2010	2009
Sold	28,555,223	28,967,014
Issued for reinvested distributions	0	384,347
Redeemed	(24,547,907)	(64,069,435)
	4,007,316	(34,718,074)
	Mortgage Securities Class 1		Mortgage Securities Class 2
	2010	2009	2010	2009
Sold	24,459	43,480	649,660	1,863,447
Redeemed	(5,167)	(26,539)	(3,994,287)	(19,427,759)
	19,292	16,941	(3,344,627)	(17,564,312)
	Index 500 – Class 1		Index 500 – Class 2
	2010	2009	2010	2009
Sold	16,535	30,409	1,740,910	8,617,010
Redeemed	(8,280)	(4,407)	(8,183,328)	(13,712,983)
	8,255	26,002	(6,442,418)	(5,095,973)
	International Bond – Class 1		International Bond – Class 2
	2010	2009	2010	2009
Sold	24,970	43,874	2,437,684	4,568,210
Redeemed	(2,963)	(7,523)	(1,433,045)	(11,704,827)
	22,007	36,351	1,004,639	(7,136,617)
	Index 400 Mid-Cap – Class 1		Index 400 Mid-Cap – Class 2
	2010	2009	2010	2009
Sold	20,625	60,160	1,676,253	8,700,704
Redeemed	(1,720)	(27,943)	(4,054,003)	(12,809,717)
	18,905	32,217	(2,377,750)	(4,109,013)

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(6)  Capital Share Transactions – (continued)

	Real Estate – Class 1		Real Estate – Class 2
	2010	2009	2010	2009
Sold	24,038	48,232	665,542	5,538,655
Redeemed	(2,428)	(3,515)	(3,304,268)	(6,042,383)
	21,610	44,717	(2,638,726)	(503,728)

(7)  Fair Value Measurement

The Fund has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical investments. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of an investment. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, written options and swap contracts.

The following is a summary of the levels used as of June 30, 2010, in valuing the Portfolio's assets and liabilities:

		Fair Value Measurement at June 30, 2010 using
Fund	Quoted Prices in Active Markets for Identical Investments, Investments in Securities (Level 1)	Quoted Prices in Active Markets for Identical Investments, Other Financial Instruments (Level 1)	Other Significant Observable Inputs, Investments in Securities (Level 2)	Significant Unobservable Inputs, Investments in Securities (Level 3)	Value at 06/30/2010
Bond
Government Obligations	$–	$–	$192,453,814	$1,018,203	$193,472,017
Asset-Backed	–	–	24,047,909	1,115,915	25,163,824
Other Mortgage-Backed	–	–	32,836,117	2,894,348	35,730,465
Corporate Obligations	–	–	111,982,393	–	111,982,393
Investment Companies	9,054,528	–	–	–	9,054,528
Total Investments	9,054,528	–	361,320,233	5,028,466	375,403,227
Other Financial Instruments Futures Contracts	–	(259,053)	–	–	(259,053)
Money Market
Commercial Paper	–	–	26,488,704	–	26,488,704
Corporate Notes	–	–	23,864,609	3,295,000	27,159,609
U.S. Government Obligations	–	–	57,512,995	–	57,512,995
Other Short-Term Investments	–	–	4,520,153	–	4,520,153
Investment Companies	2,148,676	–	–	–	2,148,676
Total Investments	2,148,676	–	112,386,461	3,295,000	117,830,137

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(7)  Fair Value Measurement – (continued)

		Fair Value Measurement at June 30, 2010 using
Fund	Quoted Prices in Active Markets for Identical Investments, Investments in Securities (Level 1)	Quoted Prices in Active Markets for Identical Investments, Other Financial Instruments (Level 1)	Other Significant Observable Inputs, Investments in Securities (Level 2)	Significant Unobservable Inputs, Investments in Securities (Level 3)	Value at 06/30/2010
Mortgage Securities
Government Obligations	$–	$–	$91,404,556	$3,566,943	$94,971,499
Asset-Backed	–	–	7,079,115	841,725	7,920,840
Other Mortgage-Backed	–	–	9,319,310	1,144,688	10,463,998
Investment Companies	21,036,108	–	–	–	21,036,108
Total Investments	21,036,108	–	107,802,981	5,553,356	134,392,445
Index 500
Common Stocks	385,615,687	–	–	–	385,615,687
Investment Companies	10,042,399	–	–	–	10,042,399
Total Investments	395,658,086	–	–	–	395,658,086
Other Financial Instruments Futures Contracts	–	(658,254)	–	–	(658,254)
International Bond
Long Term Debt Securities
Argentina	–	–	2,027,588	–	2,027,588
Australia	–	–	9,305,388	–	9,305,388
Brazil	–	–	6,219,462	–	6,219,462
Canada	–	–	104,136	–	104,136
France	–	–	1,129,951	–	1,129,951
Germany	–	–	938,483	–	938,483
Hungary	–	–	1,747,163	–	1,747,163
Indonesia	–	–	9,221,164	–	9,221,164
Israel	–	–	1,203,599	–	1,203,599
Lithuania	–	–	2,137,597	–	2,137,597
Malaysia	–	–	4,220,020	–	4,220,020
Mexico	–	–	10,306,658	–	10,306,658
Netherlands	–	–	1,652,665	–	1,652,665
Norway	–	–	3,646,265	–	3,646,265
Poland	–	–	6,482,566	–	6,482,566
Russia	–	–	3,696,882	–	3,696,882
South Africa	–	–	2,265,931	–	2,265,931
South Korea	–	–	10,981,618	–	10,981,618
Sri Lanka	–	–	–	1,900,652	1,900,652
Supra-National	–	–	786,349	–	786,349
Sweden	–	–	3,558,785	–	3,558,785
United Arab Emirates	–	–	1,740,795	–	1,740,795
United States	–	–	3,118,004	–	3,118,004
Venezuela	–	–	780,000	–	780,000
Vietnam	–	–	906,400	–	906,400

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(7)  Fair Value Measurement – (continued)

		Fair Value Measurement at June 30, 2010 using
Fund	Quoted Prices in Active Markets for Identical Investments, Investments in Securities (Level 1)	Quoted Prices in Active Markets for Identical Investments, Other Financial Instruments (Level 1)	Other Significant Observable Inputs, Investments in Securities (Level 2)	Significant Unobservable Inputs, Investments in Securities (Level 3)	Value at 06/30/2010
Short Term Debt Securities
Egypt	$–	$–	$–	$1,500,307	$1,500,307
Israel	–	–	318,127	–	318,127
United States	–	–	6,919,999	–	6,919,999
Investment Companies	51,229	–	–	–	51,229
Total Investments	51,229	–	95,415,595	3,400,959	98,867,783
Other Financial Instruments
Forward Foreign Currency Contracts	–	(2,272,508)	–	–	(2,272,508)
Index 400 Mid-Cap
Common Stocks	135,316,864	–	–	–	135,316,864
Investment Companies	4,469,023	–	–	–	4,469,023
Total Investments	139,785,887	–	–	–	139,785,887
Other Financial Instruments Futures Contracts	–	(306,514)	–	–	(306,514)
Real Estate Securities[1]	88,388,241	–	–	–	88,388,241

1  At June 30, 2010 all investments were at Level 1, see Schedule of Investments.

For additional details, see Schedule of Investments.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of June 30, 2010, is as follows:

Portfolio	Beginning balance 12/31/2009	Net purchases (sales)	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Transfers in and/or out of Level 3	Ending Balance 06/30/2010
Bond
Government Obligations	$–	$1,015,000	$(26)	$3,229	$–	$1,018,203
Asset-Backed	1,043,618	(53,280)	1	125,576	–	1,115,915
Other Mortgage Backed	1,314,823	3,030,513	(14,570)	100,078	(1,536,496)	2,894,348
Corporate Obligations	1,083,876	(1,176,075)	–	92,199	–	–
Money Market	–	3,295,000	–	–	–	3,295,000
Mortgage Securities
Government Obligations		–	3,538,598	(53)	28,398	3,566,943
Asset-Backed	787,725	–	1	53,999	–	841,725
Other Mortgage Backed	1,265,598	378,552	1,244	9,657	(510,363)	1,144,688
Index 500	–	–	–	–	–	–
International Bond
Egypt	–	1,349,747	2,927	147,633	–	1,500,307
Israel	323,448	–	–	(5,321)	(318,127)	–
Sri Lanka	1,745,647	–	2,723	152,282	–	1,900,652
Index 400 Mid-Cap	–	–	–	–	–	–
Real Estate Securities	–	–	–	–	–	–

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(7)  Fair Value Measurement – (continued)

The information used in the above reconciliation represents fiscal year to date activity for any security identified as using level 3 inputs at either the beginning or end of the year. Transfers in or out of level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security where a change in the pricing level occurred from the beginning to the end of the period.

The amount of total gains or losses for the period ended June 30, 2010, included in changes in net assets attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.

Portfolio	Total unrealized gains (losses)
Bond	$100,832
Mortgage Securities	194,831
International Bond	299,914

Level 2 Measurements:

U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as a benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using a discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Structured securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Equity securities (common and non-redeemable preferred stock) – These securities are principally valued using the market approach. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

Level 3 Measurements:

In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(7)  Fair Value Measurement – (continued)

U.S. corporate and foreign corporate securities – These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

Structured securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

Foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

Equity securities — common and non-redeemable preferred stock – These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

Short-term Investments. Short-term investments are of a similar nature to Level 3 fixed maturity and equity securities; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are similar to those described above for fixed maturity and equity securities.

The information used in the above reconciliation represents fiscal year to date activity for any security identified as using level 3 inputs at either the beginning or end of the year. Transfers in or out of level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security where a change in the pricing level occurred from the beginning to the end of the period.

In January 2010, amended guidance was issued by FASB for fair value measurement disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Earlier adoption is permitted. In the period of initial adoption, the Fund will not be required to provide the amended disclosures for any previous periods presented for comparative purposes. However, those disclosures are required for periods ending after initial adoption. The impact of this guidance on the Fund's financial statements and disclosures, if any, is currently being assessed. For the period ended June 30, 2010, it has been determined that no significant transfers between Levels 1 and 2 occurred.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(8)  Derivative Instruments Reporting

The Fund adopted FASB ASC 815, "Derivatives and Hedging" ("ASC 815") (formerly known as FAS 161), effective January 1, 2009. Accordingly, with ASC 815, the Fund provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. The derivative instruments outstanding as of period end are disclosed in the Notes to Schedule of Investments. Although the way in which the Fund uses currency forwards has not changed, the number of transactions increased slightly as the changes in global economic conditions drove the Fund to be slightly more active than it had been historically.

Equity derivatives were purchased or sold to generally manage the Index Portfolios' liquidity and to attempt to replicate intended stock investments to maintain a fully invested Portfolio.

Interest rate derivatives are used both to manage the average duration of a Portfolio's fixed income portfolio, as well as, to hedge against the effects of interest rate changes on a portfolio's current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes on a Portfolios' current or intended investments in foreign securities, as well as, to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

The tables below detail the risk exposure of each of the Portfolios from derivative instruments:

			Risk Exposure
Portfolio	Total Value at June 30, 2010	Balance Sheet Location	Equity	Interest Rate	Credit	Foreign Exchange	Option
Bond	$(259,053)	Variation Margin Payable*	$–	$(259,053)	$–	$–	$–
Money Market	–	–	–	–	–	–	–
Mortgage Securities	–	–	–	–	–	–	–
Index 500	(658,254)	Variation Margin Payable*	(658,254)	–	–	–	–
International Bond	2,272,508	Unrealized appreciation/ depreciation on forward foreign currency contracts	–	–	–	2,272,508	–
Index 400 Mid-Cap	(306,514)	Variation Margin Payable*	(306,514)	–	–	–	–
Real Estate Securities	–	–	–	–	–	–	–
Total	$1,048,687		$(964,768)	$(259,053)	$–	$2,272,508	$–
			Realized Gain (Loss) on Derivatives Recognized in Income
Portfolio	Total Value at June 30, 2010	Income Statement Location	Equity	Interest Rate	Credit	Foreign Exchange	Option
Bond	$358,965	Net realized gains (losses) from futures transactions	$–	$358,965	$–	$–	$–
Money Market	–	–	–	–	–	–	–
Mortgage Securities	(2,936)	Net realized gains (losses) from futures transactions	–	(2,936)	–	–	–

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(8)  Derivative Instruments Reporting – (continued)

			Realized Gain (Loss) on Derivatives Recognized in Income
Portfolio	Total Value at June 30, 2010	Income Statement Location	Equity	Interest Rate	Credit	Foreign Exchange	Option
Index 500	$287,499	Net realized gains (losses) from futures transactions	$287,499	$–	–	$–	–
International Bond	320,700	Net realized gains (losses) from foreign currency transactions**	–	–	–	320,700	–
Index 400 Mid-Cap	596,768	Net realized gains (losses) from futures transactions	596,768	–	–	–	–
Real Estate Securities	–		–	–	–	–	–
Total	$1,560,996		$884,267	$356,029	$–	$320,700	$–
			Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Portfolio	Total Value at June 30, 2010	Income Statement Location	Equity	Interest Rate	Credit	Foreign Exchange	Option
Bond	$(259,053)	Net change in unrealized appreciation or depreciation on futures transactions	$–	$(259,053)	$–	$–	$–
Money Market	–	–	–	–	–	–	–
Mortgage Securities	–	–	–	–	–	–	–
Index 500	(658,254)	Net change in unrealized appreciation or depreciation on futures transactions	(658,254)	–	–	–	–
International Bond	2,272,508	Net change in unrealized appreciation or depreciation on futures transactions	–	–	–	2,272,508	–
Index 400 Mid-Cap	(306,514)	Net change in unrealized appreciation or depreciation on futures transactions	(306,514)	–	–	–	–
Real Estate Securities	–		–	–	–	–	–
Total	$1,048,687		$(964,768)	$(259,053)	$–	$2,272,508	$–

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to the Schedules of Investments in Securities. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

**  Net realized gains (losses) from foreign currency transactions include realized gains (losses) of $158,131 in foreign currency transactions other than forward currency contracts.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9) Subsequent Events

Management has evaluated subsequent events for the Portfolio's through the date the financial statements are issued, and has concluded there are no events that require financial statement disclosure and/or adjustments to the financial statements.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights

Bond Portfolio

	Class 1 Shares
	Period from January 1, 2010 to June 30, 2010 (unaudited)		Year ended December 31, 2009	Period from February 11, 2008(c) to December 31, 2008
Net asset value, beginning of period	$1.583		$1.370	$1.580
Income from investment operations:
Net investment income (d)	0.037		0.077	0.070
Net gains (losses) on securities (both realized and unrealized)	0.070		0.136	(0.280)
Total from investment operations	0.107		0.213	(0.210)
Net asset value, end of period	$1.690		$1.583	$1.370
Total return (a)	6.78%		15.85%	(13.53)%
Net assets, end of period (in thousands)	$258		$194	$115
Ratios to average net assets:
Expenses	.50	%(b)	.51%	.50	%(b)
Net investment income	4.55	%(b)	5.27%	5.35	%(b)
Portfolio turnover rate (excluding short-term securities)	131.6%		266.4%	229.6%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(d)  Based on average shares outstanding during the year.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

Bond Portfolio

	Class 2 Shares
	Period from January 1, 2010 to June 30, 2010		Year ended December 31,
	(unaudited)		2009	2008	2007		2006	2005(b)
Net asset value, beginning of period	$1.579		$1.370	$1.580	$1.540		$1.480	$1.440
Income from investment operations:
Net investment income (loss) (d)	.035		.073	.080	(.040)		.070	.060
Net gains (losses) on securities (both realized and unrealized)	.070		.136	(.290)	.040		(.010)	(.020)
Total from investment operations .	105		.209	(.210)	—		.060	.040
Net asset value, end of period	$1.684		$1.579	$1.370	$1.580		$1.540	$1.480
Total return (a)	6.65%		15.57%	(13.52)%	2.29	%(d)	4.66%	2.44%
Net assets, end of period (in thousands)	$371,116		$346,750	$334,782	$406,106		$366,077	$336,093
Ratios to average net assets:
Expenses	.75	%(c)	.76%	.75%	.73%		.74%	.75%
Net investment income	4.31	%(c)	5.04%	5.10%	5.18%		4.92%	4.49%
Portfolio turnover rate (excluding short-term securities)	131.6%		266.4%	229.6%	89.6%		90.2%	131.5%

(a)   Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  Adjusted to an annual basis.

(d)  In 2007, 0.10% of the Portfolio's total return consists of an unrealized gain on a guarantee and purchase agreement with SFG related to unrealized losses incurred on certain securities purchased in conjunction with the Portfolio's securities lending program (see note 4). Excluding this unrealized gain, the total return would have been 2.19%

(d)  Based on average shares outstanding during the year.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

Money Market Portfolio

	Period from January 1, 2010 to June 30, 2010		For the year ended December 31,
	(unaudited)		2009		2008	2007	2006	2005(b)
Net asset value, beginning of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income (d)	–		.003		.020	.040	.040	.020
Net gains (losses) on securities (both realized and unrealized)	–		(.000	)(e)	–	–	–	–
Total from investment operations	–		.003		.020	.040	.040	.020
Less distributions:
Dividends from net investment income	–		(.003)		(.020)	(.040)	(.040)	(.020)
Net asset value, end of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Total return (a)	–%		0.27%		1.95%	–%	4.36%	2.43%
Net assets, end of period (in thousands)	$118,376		$114,369		$149,089	$133,217	$113,487	$97,016
Ratios to average net assets:
Expenses before waiver	.75	%(c)	.77%		.68%	.68%	.71%	.72%
Expenses net of waiver	.21	%(c)(f)	.65	%(f)	.68%	.68%	.71%	.72%
Net investment income	–	%(g)	.32%		1.88%	4.51%	4.31%	2.43%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  Adjusted to an annual basis.

(d)  Based on average shares outstanding during the year.

(e)  Amount represents less than $0.0005 per share.

(f)  Ratio is net of fees waived by the advisor and distributor (see note 4).

(g)  See note 4, Net Investment Income Maintenance Agreement for the Money Market Portfolio.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

Mortgage Securities Portfolio

	Class 1 Shares
	Period from January 1, 2010 to June 30, 2010 (unaudited)		For the Year ended December 31, 2009	Period from February 11, 2008(c) to December 31, 2008
Net asset value, beginning of period	$1.482		$1.370	$1.580
Income from investment operations:
Net investment income (d)	.028		.068	.070
Net gains (losses) on securities (both realized and unrealized)	.053		.044	(.280)
Total from investment operations	.081		.112	(.210)
Net asset value, end of period	$1.563		$1.482	$1.370
Total return (a)	5.44%		8.32%	(13.32)%
Net assets, end of period (in thousands)	$116		$78	$49
Ratios to average net assets:
Expenses	.62	%(b)	.66%	.56	%(b)
Net investment income	3.74	%(b)	4.78%	5.43	%(b)
Portfolio turnover rate (excluding short-term securities)	148.7%		209.6%	127.5%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(d)  Based on average shares outstanding during the year.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

Mortgage Securities Portfolio

	Class 2 Shares
	Period from January 1, 2010 to June 30, 2010		Year ended December 31,
	(unaudited)		2009	2008	2007	2006	2005(b)
Net asset value, beginning of period	$1.479		$1.370	$1.570	$1.520	$1.450	$1.410
Income from investment operations:
Net investment income (d)	.026		.066	.080	.080	.080	.070
Net gains (losses) on securities (both realized and unrealized)	.052		.043	(.280)	(.030)	(.010)	(.030)
Total from investment operations	.078		.109	(.200)	.050	.070	.040
Net asset value, end of period	$1.557		$1.479	$1.370	$1.570	$1.520	$1.450
Total return (a)	5.31%		8.05%	(12.97)%	3.19%	5.34%	2.88%
Net assets, end of period (in thousands)	$118,339		$117,316	$132,613	$187,180	$191,993	$195,294
Ratios to average net assets:
Expenses	.87	%(c)	.91%	.81%	.76%	.76%	.78%
Net investment income	3.52	%(c)	4.65%	5.18%	5.44%	5.49%	4.93%
Portfolio turnover rate (excluding short-term securities)	148.7%		209.6%	127.5%	87.8%	89.4%	138.9%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  Adjusted to an annual basis.

(d)  Based on average shares outstanding during the year.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

Index 500 Portfolio

	Class 1 Shares
	Period from January 1, 2010 to June 30, 2010 (unaudited)		Year ended December 31, 2009	Period from February 11, 2008(c) to December 31, 2008
Net asset value, beginning of period	$3.818		$3.030	$4.400
Income from investment operations:
Net investment income (d)	.034		.065	.060
Net gains (losses) on securities (both realized and unrealized)	(.291)		.723	(1.430)
Total from investment operations	(.257)		.788	(1.370)
Net asset value, end of period	$3.561		$3.818	$3.030
Total return (a)	(6.73)%		26.18%	(31.26)%
Net assets, end of period (in thousands)	$150		$130	$24
Ratios to average net assets:
Expenses	.22	%(b)	.23%	.22	%(b)
Net investment income	1.75	%(b)	1.93%	2.10	%(b)
Portfolio turnover rate (excluding short-term securities)	2.4%		6.7%	4.6%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(d)  Based on average shares outstanding during the year.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

Index 500 Portfolio

	Class 2 Shares
	Period from January 1, 2010 to June 30, 2010		Year ended December 31,
	(unaudited)		2009	2008	2007		2006	2005(b)
Net asset value, beginning of period	$3.809		$3.030	$4.820	$4.590		$3.980	$3.810
Income from investment operations:
Net investment income (e)	.028		.058	.080	.070		.080	.050
Net gains (losses) on securities (both realized and unrealized)	(.289)		.721	(1.870)	.160		.530	.120
Total from investment operations	(.261)		.779	(1.790)	.230		.610	.170
Net asset value, end of period	$3.548		$3.809	$3.030	$4.820		$4.590	$3.980
Total return (a)	(6.85)%		25.87%	(37.21)%	5.02	%(d)	15.23%	4.43%
Net assets, end of period (in thousands)	$395,977		$449,613	$372,627	$637,194		$669,976	$661,874
Ratios to average net assets:
Expenses	.47	%(c)	.48%	.47%	.48%		.49%	.50%
Net investment income	1.48	%(c)	1.81%	1.85%	1.52%		1.83%	1.38%
Portfolio turnover rate (excluding short-term securities)	2.4%		6.7%	4.6%	3.5%		3.6%	5.5%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  Adjusted to an annual basis.

(d)  In 2007, 0.23% of the Portfolio's total return consists of an unrealized gain on a guarantee and purchase agreement with SFG related to unrealized losses incurred on certain securities purchased in conjunction with the Portfolio's securities lending program (see note 4). Excluding this unrealized gain, the total return would have been 4.79%

(e)  Based on average shares outstanding during the year.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

International Bond Portfolio

	Class 1 Shares
	Period from January 1, 2010 to June 30, 2010 (unaudited)		For the Year ended December 31, 2009	Period from February 11, 2008(c) to December 31, 2008
Net asset value, beginning of period	$1.853		$1.570	$1.540
Income from investment operations:
Net investment income (d)	0.050		.070	.050
Net gains (losses) on securities (both realized and unrealized)	0.043		.213	(.020)
Total from investment operations	0.093		.283	.030
Net asset value, end of period	$1.946		$1.853	$1.570
Total return (a)	5.05%		17.85%	2.34%
Net assets, end of period (in thousands)	$188		$138	$60
Ratios to average net assets:
Expenses	.93	%(b)	.99%	1.00	%(b)
Net investment income	4.68	%(b)	4.08%	3.38	%(b)
Portfolio turnover rate (excluding short-term securities)	9.6%		56.5%	103.8%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(d)  Based on average shares outstanding during the year.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

International Bond Portfolio

	Class 2 Shares
	Period from January 1, 2010 to June 30, 2010		Year ended December 31,
	(unaudited)		2009	2008	2007	2006	2005(b)
Net asset value, beginning of period	$1.848		$1.570	$1.510	$1.380	$1.330	$1.460
Income from investment operations:
Net investment income (c) .	046		.065	.050	.030	—	.030
Net gains (losses) on securities (both realized and unrealized)	.045		.213	.010	.100	.050	(.160)
Total from investment operations .	091		.278	.060	.130	.050	(.130)
Net asset value, end of period	$1.939		$1.848	$1.570	$1.510	$1.380	$1.330
Total return (a)	4.92%		17.56%	4.23%	9.43%	3.99%	(8.91)%
Net assets, end of period (in thousands)	$102,772		$96,098	$93,006	$83,407	$62,683	$62,927
Ratios to average net assets:
Expenses	1.17	%(b)	1.23%	1.25%	1.18%	1.16%	1.15%
Net investment income	4.55	%(b)	3.82%	3.13%	2.17%	2.70%	2.42%
Portfolio turnover rate (excluding short-term securities)	9.6%		56.5%	103.8%	139.3%	225.7%	317.5%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  Based on average shares outstanding during the year.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

Index 400 Portfolio

	Class 1 Shares
	Period from January 1, 2010 to June 30, 2010 (unaudited)		Year ended December 31, 2009	Period from February 11, 2008(c) to December 31, 2008
Net asset value, beginning of period	$1.717		$1.260	$1.840
Income from investment operations:
Net investment income (d)	.010		.018	.020
Net gains (losses) on securities (both realized and unrealized)	(.036)		.439	(.600)
Total from investment operations	(.026)		.457	(.580)
Net asset value, end of period	$1.691		$1.717	$1.260
Total return (a)	(1.51)%		36.77%	(31.84)%
Net assets, end of period (in thousands)	$119		$88	$24
Ratios to average net assets:
Expenses	.31	%(b)	.34%	.32	%(b)
Net investment income	1.09	%(b)	1.22%	1.33	%(b)
Portfolio turnover rate (excluding short-term securities)	6.1%		20.2%	24.0%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(d)  Based on average shares outstanding during the year.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

Index 400 Portfolio

	Class 2 Shares
	Period from January 1, 2010 to June 30, 2010		Year ended December 31,
	(unaudited)		2009	2008	2007		2006	2005(b)
Net asset value, beginning of period	$1.713		$1.260	$1.980	$1.840		$1.680	$1.500
Income from investment operations:
Net investment income (e)	.007		.014	.020	.020		.020	.020
Net gains (losses) on securities (both realized and unrealized)	(.035)		.439	(.740)	.120		.140	.160
Total from investment operations	(.028)		.453	(.720)	.140		.160	.180
Net asset value, end of period	$1.685		$1.713	$1.260	$1.980		$1.840	$1.680
Total return (a)	(1.64)%		36.43%	(36.54)%	7.44	%(d)	9.78%	11.96%
Net assets, end of period (in thousands)	$139,908		$146,307	$112,397	$167,993		$145,021	$123,649
Ratios to average net assets:
Expenses	.56	%(c)	.60%	.57%	.53%		.56%	.58%
Net investment income	.83	%(c)	1.01%	1.08%	1.21%		1.02%	1.16%
Portfolio turnover rate (excluding short-term securities)	6.1%		20.2%	24.0%	22.8%		15.5%	25.5%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  Adjusted to an annual basis.

(d)  In 2007, 0.32% of the Portfolio's total return consists of an unrealized gain on a guarantee and purchase agreement with SFG related to unrealized losses incurred on certain securities purchased in conjunction with the Portfolio's securities lending program (see note 4). Excluding this unrealized gain, the total return would have been 7.12%

(e)  Based on average shares outstanding during the year.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

Real Estate Securities Portfolio

	Class 1 Shares
	Period from January 1, 2010 to June 30, 2010 (unaudited)		Year ended December 31, 2009	Period from February 11, 2008(c) to December 31, 2008
Net asset value, beginning of period	$1.920		$1.540	$2.260
Income from investment operations:
Net investment income (d)	0.029		0.044	0.040
Net gains (losses) on securities (both realized and unrealized)	0.082		0.336	(0.760)
Total from investment operations	0.111		0.380	(0.720)
Net asset value, end of period	$2.031		$1.920	$1.540
Total return (a)	5.78%		24.90%	(31.97)%
Net assets, end of period (in thousands)	$184		$133	$38
Ratios to average net assets:
Expenses	0.93	%(b)	0.99%	.92	%(b)
Net investment income	2.85	%(b)	2.85%	2.23	%(b)
Portfolio turnover rate (excluding short-term securities)	37.2%		67.1%	43.6%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(d)  Based on average shares outstanding during the year.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(10)  Financial Highlights – (continued)

Real Estate Securities Portfolio

	Class 2 Shares
	Period from January 1, 2010 to June 30, 2010		Year ended December 31,
	(unaudited)		2009	2008	2007		2006	2005(b)
Net asset value, beginning of period	$1.915		$1.540	$2.410	$2.860		$2.190	$1.970
Income from investment operations:
Net investment income (e)	.025		.039	.040	.070		.070	.060
Net gains (losses) on securities (both realized and unrealized)	.084		.336	(.910)	(.520)		.600	.160
Total from investment operations	.109		.375	(.870)	(.450)		.670	.220
Net asset value, end of period	$2.024		$1.915	$1.540	$2.410		$2.860	$2.190
Total return (a)	5.65%		24.59%	(36.27)%	(15.76	)%(d)	30.63%	11.08%
Net assets, end of period (in thousands)	$87,651		$88,020	$71,421	$115,080		$147,021	$110,437
Ratios to average net assets:
Expenses	1.18	%(c)	1.25%	1.17%	1.08%		1.10%	1.12%
Net investment income	2.45	%(c)	2.67%	1.98%	2.65%		2.90%	3.14%
Portfolio turnover rate (excluding short-term securities)	37.2%		67.1%	43.6%	37.3%		39.7%	34.8%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  Adjusted to an annual basis.

(d)  In 2007, 0.31% of the Portfolio's total return consists of an unrealized gain on a guarantee and purchase agreement with SFG related to unrealized losses incurred on certain securities purchased in conjunction with the Portfolio's securities lending program (see note 4). Excluding this unrealized gain, the total return would have been 16.07%

(e)  Based on average shares outstanding during the year.

Advantus Series Fund, Inc.
Fund Expense Examples

(Unaudited)

Fund Expenses Paid by Shareholders

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; (the Fund does not impose transaction costs, but you will incur such costs in connection with the variable life insurance policies and variable annuity contracts that invest in the Fund) and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2010 through June 30, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses for the Portfolios. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the portfolio you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolios' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare the 5% hypothetical example of the portfolios you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Advantus Series Fund, Inc.
Fund Expense Examples – continued

(Unaudited)

	Account Value
	Beginning of Period January 1, 2010	End of Period June 30, 2010	Expenses Paid During Period*	Expense Ratio During Period*
Bond Portfolio Class 1
Actual Return	$1,000.00	$1,136.78	$2.60	0.49%
Hypothetical return before expenses	$1,000.00	$1,022.36	$2.46	0.49%
Bond Portfolio Class 2
Actual Return	$1,000.00	$1,134.11	$3.92	0.74%
Hypothetical return before expenses	$1,000.00	$1,021.12	$3.71	0.74%
Money Market Portfolio Class 1
Actual Return	$1,000.00	$1,000.00	$1.04	0.21%
Hypothetical return before expenses	$1,000.00	$1,023.75	$1.05	0.21%
Mortgage Securities Portfolio Class 1
Actual Return	$1,000.00	$1,109.75	$3.19	0.61%
Hypothetical return before expenses	$1,000.00	$1,021.77	$3.06	0.61%
Mortgage Securities Portfolio Class 2
Actual Return	$1,000.00	$1,107.11	$4.55	0.87%
Hypothetical return before expenses	$1,000.00	$1,020.48	$4.36	0.87%
Index 500 Portfolio Class 1
Actual Return	$1,000.00	$864.29	$1.02	0.22%
Hypothetical return before expenses	$1,000.00	$1,023.70	$1.10	0.22%
Index 500 Portfolio Class 2
Actual Return	$1,000.00	$861.96	$2.17	0.47%
Hypothetical return before expenses	$1,000.00	$1,022.46	$2.36	0.47%
International Bond Portfolio Class 1
Actual Return	$1,000.00	$1,101.79	$4.85	0.93%
Hypothetical return before expenses	$1,000.00	$1,020.18	$4.66	0.93%
International Bond Portfolio Class 2
Actual Return	$1,000.00	$1,099.17	$6.09	1.17%
Hypothetical return before expenses	$1,000.00	$1,018.99	$5.86	1.17%

Advantus Series Fund, Inc.
Fund Expense Examples – continued

(Unaudited)

	Account Value
	Beginning of Period January 1, 2010	End of Period June 30, 2010	Expenses Paid During Period*	Expense Ratio During Period*
Index 400 Mid-Cap Portfolio Class 1
Actual Return	$1,000.00	$969.48	$1.51	0.31%
Hypothetical return before expenses	$1,000.00	$1,023.26	$1.56	0.31%
Index 400 Mid-Cap Portfolio Class 2
Actual Return	$1,000.00	$967.02	$2.73	0.56%
Hypothetical return before expenses	$1,000.00	$1,022.02	$2.81	0.56%
Real Estate Securities Portfolio Class 1
Actual Return	$1,000.00	$1,116.50	$4.88	0.93%
Hypothetical return before expenses	$1,000.00	$1,020.18	$4.66	0.93%
Real Estate Securities Portfolio Class 2
Actual Return	$1,000.00	$1,113.86	$6.18	1.18%
Hypothetical return before expenses	$1,000.00	$1,018.94	$5.91	1.18%

*  Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year divided by 365 to reflect the one-half year period.

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Advantus Series Fund, Inc.
Proxy Voting and Quarterly Holdings Information

Proxy Voting Policies and Procedures

A description of the policies and procedures that Advantus uses to vote proxies related to the Fund's portfolio securities is set forth in the Fund's Statement of Additional Information which is available without charge, upon request, by calling, toll-free, 800-995-3850 or on the Securities and Exchange Commission's website at www.sec.gov. The Fund will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Proxy Voting Record

The Fund's proxy voting record for the 12 month period ended December 31 is available by calling, toll-free, 866-330-7355 or on the Securities and Exchange Commission's website at www.sec.gov no later than August 31 each year. The Fund will also provide this information, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of investment holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders without charge on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. More information of the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Advantus Series Fund, Inc.
Statement Regarding Basis for Approval of Advisory Contracts

Each year, the Board of Directors votes on the renewal of the Fund's Investment Advisory Agreement with Advantus Capital Management, Inc. ("Advantus"). The Board most recently reapproved each Portfolio's Investment Advisory Agreement on January 27, 2010.

Fund directors receive a variety of information throughout the year about each Portfolio's investment performance, adherence to investment policies, expenses, sales and redemptions, regulatory compliance and management. The directors meet at least once each year with each Portfolio's portfolio managers (or, with respect to International Bond Portfolio, a member of the sub-adviser's senior management team). Directors also receive frequent updates on industry developments and best practices, changes in Advantus' organization and staffing, brokerage allocation and other matters.

The directors also reviewed a memorandum from independent legal counsel outlining their legal duties and responsibilities in connection with this annual review and met with alone with independent legal counsel.

In their deliberations, the directors did not identify any particular information that was all-important or controlling, and each director may have attributed different weights to the various factors. The directors evaluated all information available to them (including the appropriateness of advisory fees payable by each Portfolio) on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio.

Management Fee and Other Expenses

The directors evaluated a report prepared by Lipper Analytical Service, Inc. ("Lipper") containing comparisons of each Portfolio's investment management, non-management and total expenses with industry peers independently selected by Lipper. The Lipper report indicated with respect to each Portfolio that its investment advisory fee level is less than the average advisory fee levels of the Lipper peer group, in all cases, within the most favorable or second most favorable quintile of the Lipper peers. The Lipper report also indicated that each Portfolio (except International Bond Portfolio) have total expenses that approximate or are less than peer group averages. International Bond Portfolio's total expenses are higher than its peer group which the directors believe is predominantly due to its substantially smaller size. The directors believe that each Portfolio's overall expense ratio should decline as the Portfolio grows. Based on this information, the directors concluded that the advisory fee payable by each Portfolio to Advantus is fair and reasonable.

Each Portfolio's advisory fee contains fee level breakpoints that will result in lower advisory fees and total expenses for such Portfolio as and when the assets of such Portfolio grow above the stated level (typically, when the Portfolio's net assets exceed $1 billion, an asset level considerably greater than each Portfolio's current asset level). The directors observed no uniformity or pattern in the existence of breakpoints or in the fees and asset levels at which breakpoints apply among named peers, and meaningful comparisons are therefore difficult to draw. The directors nonetheless believe that the Portfolios' current schedules of breakpoints are consistent with the objective of expecting Advantus to share any economies of scale it realizes with the Portfolios.

Fees Charged to Other Advisory Clients of Advantus

The directors observed that Advantus' advisory fees for non-fund institutional clients are generally lower than the advisory fees charged to a Portfolio with a similar strategy. The directors concluded, however, that the higher fees charged to the Portfolios are justified by the additional services provided by Advantus in managing the Portfolios (including the provision of office facilities, officers, administration and compliance, the coordination of Fund board, committee and vendor functions, regulatory filings and the performance of most Fund operations).

Advantus Series Fund, Inc.
Statement Regarding Basis for Approval of Advisory Contracts – continued

Costs of Services Provided and Profitability to Advantus

The directors review quarterly Board reports on Advantus' profitability in managing each Portfolio. The directors recognized that comparative profitability information is not generally ascertainable. Nonetheless, the directors did not view Advantus' profitability from any Portfolio as excessive.

Investment Results

The directors review quarterly Board reports comparing each Portfolio's investment performance for the most recently completed calendar quarter and one, three, five and (where applicable) ten year periods then ended with Lipper peer groups and with one or more benchmark indices. The directors observed that both Bond Portfolio and Mortgage Securities Portfolio had much improved absolute and relative performance (with both such Portfolios posting 2nd quintile performance relative to their peers) in 2009, but that such Portfolios' significant underperformance during late 2007 and in 2008 continue to negatively impact such Portfolios' longer term relative performance rankings. The directors also noted strong absolute performance by Real Estate Securities Portfolio, but modest relative underperformance (relative to the Portfolio's benchmarks and peers), in 2009. The directors noted strong relative and absolute performance by International Bond Portfolio in all reported periods. The directors also noted that the Index 500 and Index 400 Mid-Cap Portfolios continue to match the benchmark performance before expenses and that Money Market Portfolio continues to emphasize high quality securities, continues to perform well in a universe with very compressed performance figures, but like nearly all money market funds (before fee and expense waivers), experienced negative yields in 2009.

Ancillary Benefits to Advantus and Its Affiliates

The directors also considered that Advantus and its affiliates benefit from certain soft-dollar arrangements. The directors noted that Advantus' profitability would be somewhat lower if it had to pay for these benefits out of its own assets. The directors also noted that Securian Financial Services, Inc. (the Fund's distributor) receives 12b-1 fees from the Portfolios. The directors also noted that Minnesota Life Insurance Company, an affiliate of Advantus, benefits by performing certain legal, compliance and other administrative services for the Fund, in return for a reimbursement of costs it incurs in connection with its provision of such services. The directors also recognize that Advantus and its affiliates derive reputational and other benefits from their association with the Portfolios and Fund.

Nature, Extent and Quality of Services Provided by Advantus

In addition to investment management services, Advantus provides the Fund with office space, administrative and other services (exclusive of, and in addition to, any such services provided by other Fund services providers) and executive and other personnel as are necessary for its operations. Advantus pays all of the compensation of management directors, officers and employees of the Fund (with the exception of the Fund's Chief Compliance Officer, for whom each Portfolio bears an equitable share of compensation expenses attributable to her Fund compliance duties). The directors considered the quality and scope of services provided by Advantus under the Advisory Agreement and concluded that Advantus has provided commendable executive and administrative management and other services during and prior to the last year.

Sub-Advisory Agreement with Franklin Advisers, Inc.

At the January 27, 2010 meeting, the directors also unanimously approved the continuance of the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between Advantus and Franklin Advisers, Inc. ("Franklin") relating to International Bond Portfolio. The Sub-Advisory Agreement was initially approved by the directors at a meeting on October 25, 2007. In addition to the directors' review of International Bond Portfolio's investment performance and expense ratios, the directors also requested and evaluated other information, including a report

Advantus Series Fund, Inc.
Statement Regarding Basis for Approval of Advisory Contracts – continued

on Franklin's organization and current staffing, a report on brokerage allocation practices and related soft dollar arrangements, assurances that International Bond Portfolio will be managed in accordance with its stated investment objectives, policies and limitations, assurances that all disclosures relating to Franklin reflected in the Fund's registration statement are complete and accurate, and assurance that Franklin will operate in full compliance with applicable laws, regulations and exemptive orders. The directors also reviewed a summary of Franklin's code of ethics and overall compliance program. The directors requested, but did not receive, an analysis of Franklin's anticipated profitability in managing the Portfolio. However, the directors noted that Advantus and Franklin are not affiliated and were assured by Advantus that the Sub-Advisory Agreement was negotiated on an "arm's-length" basis. The directors reviewed the terms of the Sub-Advisory Agreement and met in private session with independent legal counsel. Based on the foregoing factors, the directors concluded that approving the continuance of the Sub-Advisory Agreement with Franklin was in the best interest of International Bond Portfolio and its shareholders.

Advantus Series Fund, Inc.
Directors and Executive Officers

Under Minnesota law, the Board of Directors of the Fund has overall responsibility for managing the Fund in good faith and in a manner reasonably believed to be in the best interests of the Fund. The directors meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the performance of the Fund and its Portfolios. None of the current directors are considered "interested persons" (as defined in the Investment Company Act of 1940) of the Fund. These directors, because they are not interested persons of the Fund, are considered independent ("Independent Directors") and are not employees or officers of, and have no financial interest in, the Fund's investment adviser, Advantus Capital Management, Inc. or its affiliated companies, including Minnesota Life Insurance Company. 75% of the Board of Directors is required to be comprised of Independent Directors.

Only executive officers and other officers who perform policy-making functions with the Fund are listed. None of the directors is a director of any public company (a company required to file reports under the Securities Exchange Act of 1934) or of any registered investment companies other than the Advantus Funds. Each director serves for an indefinite term, until his or her resignation, death or removal.

Name, Address(1) and Year of Birth	Position with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Directors

Linda L. Henderson 1949	Director since January 25, 2007	Retired; Professional Advisor, Carlson
School of Management, University of Minnesota, 2004 to May 2007; Senior Vice President, Director of Fixed Income Research and Strategies, RBC Dain Rauscher Investments, 1985 to 2004; Chartered Financial Analyst

William C. Melton 1947	Director since April 25, 2002	Founder and President of Melton Research Inc. since 1997; member of the Advisory Board of Macroeconomic Advisors LLC since 1998; member, Minneapolis StarTribune Board of Economists since 1986; member, State of Minnesota Council of Economic Advisors from 1988 to 1994; various senior positions at American Express Financial Advisors (formerly Investors Diversified Services and, thereafter, IDS/American Express) from 1982 through 1997, including Chief Economist and, thereafter, Chief International Economist

Advantus Series Fund, Inc.
Directors and Executive Officers – continued

Name, Address(1) and Year of Birth	Position with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Directors — continued

Dorothy J. Bridges 1955	Director since December 28, 2004	President, Chief Executive Officer and Director, City First Bank of DC since September 2008; Chairman, Community Bankers Council of the American Bankers Association; Vice Chair, Northwest Area Foundation Board of Directors since 2002; Councilmember of the FDIC Community Bankers Advisory Council since December 2009; President and Chief Executive Officer, Franklin National Bank of Minneapolis from 1999 to August 2008; member, Franklin National Bancorporation from 1999 to August 2008; member, Federal Reserve Bank's Consumer Advisory Council from 2006 to October 2008; Director, Federal Reserve Bank of Minneapolis from 2007 to September 2008

Other Executive Officers(2)

Gregory S. Strong 1944	President since April 25, 2007	Retired since December 2008, previously Senior Vice President, Chief Actuary and Treasurer, Minnesota Life Insurance Company; Treasurer, Minnesota Mutual Companies, Inc.; Senior Vice President and Treasurer, Securian Financial Group, Inc.; Treasurer, Securian Holding Company

Gary M. Kleist 1959	Vice President and Treasurer since July 24, 2003	Financial Vice President, Chief of Operations and Director, Advantus Capital Management, Inc.; Second Vice President, Minnesota Life Insurance Company; Vice President and Secretary/Treasurer, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Advantus Capital); Financial Vice President, MCM Funding 1997-1, Inc. and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital); Second Vice President, Securian Financial Group, Inc.; Second Vice President, Securian Life Insurance Company

Advantus Series Fund, Inc.
Directors and Executive Officers – continued

Name, Address(1) and Year of Birth	Position with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Other Executive Officers(2) — continued

Michael J. Radmer Dorsey & Whitney LLP 50 South Sixth Street Minneapolis, Minnesota 55402 1945	Secretary since April 16, 1998	Partner with the law firm of Dorsey & Whitney LLP

(1)  Unless otherwise noted, the address of each director and officer is the address of the Fund: 400 Robert Street North, St. Paul, Minnesota 55101.

(2)  Although not a 'corporate' officer of the Fund, Vicki L. Bailey, born in 1955, has served as the Fund's Chief Compliance Officer since July 2004. Ms. Bailey is also Vice President, Investment Law, Chief Compliance Officer and Secretary, Advantus Capital Management, Inc.; Vice President, Investment Law and Advantus Compliance Officer, Minnesota Life Insurance Company; Vice President and Secretary, MCM Funding 1997-1, Inc. and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital); Vice President, Securian Financial Group, Inc.; Vice President, Securian Life Insurance Company; Director, Personal Finance Company LLC.

The Fund has both an Audit Committee and a Governance Committee of the Board of Directors, the members of which are all directors who are not "interested persons" of the Fund. Ms. Bridges, Ms. Henderson and Mr. Melton comprise the members of both committees. Additional information about the Fund's directors is included in the Fund's Statement of Additional Information, which is available upon request, without charge, by calling toll-free 800-995-3850.

This offering is available through Securian Financial Services, Inc., a registered broker/dealer. Securian Financial Services, Inc. is the distributor of Minnesota Life and Securian Life variable insurance products.

This report may be used as sales literature in connection with the offer or sale of variable annuity or variable life insurance contracts funded by Advantus Series Fund, Inc. ("Fund") if preceded or accompanied by (a) the current prospectus for the Fund and such contracts and (b) the current applicable variable annuity or variable life performance report.

Securian Financial Services, Inc.

www.securian.com

Securities Dealer, Member FINRA/SIPC.

Registered Investment Advisor

400 Robert Street North, St. Paul, MN 55101-2098

1-800-820-4205

Minnesota Life Insurance Company

A Securian Company

Securian Life Insurance Company

A New York admitted insurer

400 Robert Street North

St. Paul, MN 55101-2098

PRESORTED STANDARD
U.S. POSTAGE PAID
CAROL STREAM, IL
PERMIT NO. 1480

©2010 Advantus Series Fund, Inc. All rights reserved.

F34490 Rev 8-2010

ITEM 2.  CODE OF ETHICS.

Filed herewith as Exhibit 12(a)(1).  During the period covered by this report, there has been no amendment to the code of ethics that relates to any element of the code of ethics definition set forth in paragraph (b) of Item 2 of Form N-CSR, nor has the registrant granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The board of directors of the registrant has determined that Dorothy J. Bridges, a member of the board’s audit committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Bridges as the audit committee’s financial expert.  Ms. Bridges is an “independent” director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.  Required only for annual reports on Form N-CSR.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.  Schedule I — Investments in Securities of Unaffiliated Issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has a nominating committee of its board of directors, the members of which are all directors who are not “interested persons” of the registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (“independent directors”).  The nominating committee, which operates in accordance with a separate nominating committee charter approved by the board of directors, selects and recommends to the board of directors individuals for nomination as independent directors.  The names of potential independent director candidates are drawn from a number of sources, including recommendations from management of Advantus Capital Management, Inc., the registrant’s investment adviser.  Each candidate is evaluated by the nominating committee with respect to the relevant business and industry experience that would enable the candidate to serve effectively as an independent director, as well as his or her compatibility with respect to business philosophy and style.  The members of the nominating committee may conduct an in-person interview of each viable candidate using a standardized questionnaire.  When all of the viable candidates have been evaluated and interviewed, the nominating committee determines which of the viable candidates should be presented to the board of directors for selection to become a member of the board of directors.

Inasmuch as the registrant does not hold annual meetings of shareholders and meetings of shareholders occur only intermittently, the nominating committee does not at present consider nominees recommended by shareholders.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)                                  Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  File the exhibits listed below as part of this Form.  Letter or number the exhibits in the sequence indicated.

(1)                          Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Exhibit 99.CODE ETH attached hereto.

(2)                          A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2):

Exhibit 99.CERT attached hereto.

(3)                          Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by this report by or on behalf of the registrant to 10 or more persons:

Not applicable.

(b)  If the report is filed under Section 13(a) or 15(d) of the Securities Exchange Act of 1934, provide the certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Securities Exchange Act of 1934 (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference:

Exhibit 99.906 CERT attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advantus Series Fund, Inc.

By (Signature and Title)	/s/ Gregory S. Strong
Gregory S. Strong, President

Date:  September 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregory S. Strong
Gregory S. Strong, President (Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer (Principal Financial Officer)

Date:  September 1, 2010